UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06241

Loomis Sayles Funds II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of December 31, 2014 (Unaudited)

Loomis Sayles Global Equity and Income Fund

Shares	Description	Value (†)
Common Stocks – 68.4% of Net Assets
	Belgium – 1.3%
145,428	Anheuser-Busch InBev NV	$16,366,659

	Brazil – 0.6%
491,500	Companhia Brasileira de Meios de Pagamento	7,690,780

	Canada – 1.8%
587,100	CGI Group, Inc., Class A(b)	22,381,356

	China – 3.0%
195,122	Alibaba Group Holding Ltd., Sponsored ADR(b)	20,280,981
1,584,000	Hengan International Group Co. Ltd.	16,515,112

		36,796,093

	Denmark – 1.4%
406,991	Novo Nordisk AS, Class B	17,215,622

	Germany – 2.5%
119,086	Bayer AG, (Registered)	16,232,419
259,297	Brenntag AG	14,497,314

		30,729,733

	Hong Kong – 1.4%
3,233,400	AIA Group Ltd.	17,833,702

	India – 2.5%
434,028	HCL Technologies Ltd.	10,961,571
788,883	HDFC Bank Ltd.	13,633,418
993,954	Motherson Sumi Systems Ltd.	7,158,383

		31,753,372

	Italy – 1.2%
279,942	Luxottica Group S.p.A.	15,346,093

	Japan – 3.6%
345,800	Asahi Group Holdings Ltd.	10,698,121
2,452,900	Mitsubishi UFJ Financial Group, Inc.	13,476,783
430,300	Nomura Research Institute Ltd.	13,160,790
273,400	Suzuki Motor Corp.	8,193,070

		45,528,764

	Mexico – 1.0%
6,789,167	Genomma Lab Internacional S.A. de CV, Class B(b)	12,912,244

	Sweden – 1.4%
614,101	Atlas Copco AB, Class A	17,087,755

	Switzerland – 2.2%
100,358	Roche Holding AG	27,191,216

	United Kingdom – 4.5%
437,548	Diageo PLC	12,534,466

Shares	Description	Value (†)
Common Stocks – continued
	United Kingdom – continued
5,930,287	Legal & General Group PLC	$22,897,712
605,967	London Stock Exchange Group PLC	20,850,721

		56,282,899

	United States – 40.0%
46,935	Amazon.com, Inc.(b)	14,566,277
206,308	American Express Co.	19,194,896
45,526	AutoZone, Inc.(b)	28,185,602
381,108	Citigroup, Inc.	20,621,754
72,146	Core Laboratories NV	8,682,050
140,281	Facebook, Inc., Class A(b)	10,944,724
99,826	FactSet Research Systems, Inc.	14,050,509
180,557	Genesee & Wyoming, Inc., Class A(b)	16,235,685
153,714	Gilead Sciences, Inc.(b)	14,489,082
109,298	Goldman Sachs Group, Inc. (The)	21,185,231
25,824	Google, Inc., Class C(b)	13,593,754
25,824	Google, Inc., Class A(b)	13,703,764
955	Hawaiian Telcom Holdco, Inc.(b)	26,329
189,345	Jarden Corp.(b)	9,065,839
373,306	Kinder Morgan, Inc.	15,794,577
129,911	Lowe’s Cos., Inc.	8,937,877
113,137	M&T Bank Corp.	14,212,270
215,226	Noble Energy, Inc.	10,208,169
230,047	Oceaneering International, Inc.	13,529,064
72,117	Praxair, Inc.	9,343,479
91,415	Precision Castparts Corp.	22,020,045
25,601	Priceline Group, Inc. (The)(b)	29,190,516
210,747	Schlumberger Ltd.	17,999,901
83,312	Signet Jewelers Ltd.	10,961,360
209,588	Texas Instruments, Inc.	11,205,622
146,101	TransDigm Group, Inc.	28,686,931
141,717	Travelers Cos., Inc. (The)	15,000,744
173,179	UnitedHealth Group, Inc.	17,506,665
175,474	Valeant Pharmaceuticals International, Inc.(b)	25,112,084
146,289	Valspar Corp. (The)	12,651,073
58,349	W.W. Grainger, Inc.	14,872,577
213,181	Wyndham Worldwide Corp.	18,282,403

		500,060,853

	Total Common Stocks (Identified Cost $726,624,088)	855,177,141

Principal Amount (‡)
Bonds and Notes – 28.1%
Non-Convertible Bonds – 27.4%
	Argentina – 0.2%
$382,136	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	382,136
1,755,000	YPF S.A., 8.750%, 4/04/2024, 144A(c)	1,783,519

		2,165,655

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Australia – 0.1%
$110,000		Incitec Pivot Finance LLC, 6.000%, 12/10/2019, 144A	$122,319
500,000		Macquarie Bank Ltd., 6.625%, 4/07/2021, 144A	577,202
155,000		Sydney Airport Finance Co., 5.125%, 2/22/2021, 144A	173,639

			873,160

		Belgium – 0.1%
350,000		Anheuser-Busch InBev NV, EMTN, 6.500%, 6/23/2017, (GBP)	610,176

		Brazil – 1.9%
800,000		Banco do Brasil S.A., 3.875%, 10/10/2022	734,000
1,100,000		Banco Nacional de Desenvolvimento Economico e Social, 5.750%, 9/26/2023, 144A	1,133,000
600,000		Banco Santander Brasil S.A., 4.625%, 2/13/2017, 144A	621,780
2,075,842		Banco Votorantim S.A., 6.250%, 5/16/2016, 144A, (BRL)	746,723
800,000		Braskem Finance Ltd., 5.750%, 4/15/2021, 144A	806,000
6,600	(††)	Brazil Letras do Tesouro Nacional, Zero Coupon, 7/01/2016, (BRL)(d)	2,068,085
601,268	(†††)	Brazil Notas do Tesouro Nacional, Series B, 6.000%, 5/15/2015, (BRL)	229,114
2,250	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2019, (BRL)	737,443
1,115	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2021, (BRL)	357,769
2,250,000		Brazilian Government International Bond, 10.250%, 1/10/2028, (BRL)	849,823
1,700,000		BRF S.A., 3.950%, 5/22/2023, 144A(d)	1,571,650
600,000		BRF S.A., 5.875%, 6/06/2022, 144A	634,800
2,300,000		BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)	748,439
1,255,000		Cielo S.A./Cielo USA, Inc., 3.750%, 11/16/2022, 144A	1,129,500
1,000,000		CIMPOR Financial Operations BV, 5.750%, 7/17/2024, 144A	877,400
400,000		Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	356,000
400,000		CSN Resources S.A., 6.500%, 7/21/2020, 144A	368,000
800,000		Gerdau Trade, Inc., 5.750%, 1/30/2021, 144A	812,400
226,000		GTL Trade Finance, Inc., 5.893%, 4/29/2024, 144A	218,090
300,000		Itau Unibanco Holding S.A., 6.200%, 12/21/2021, 144A	314,814
100,000		LPG International, Inc., 7.250%, 12/20/2015	103,783

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Brazil – continued
$170,000	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 6/30/2021, 144A	$158,950
848,250	Odebrecht Offshore Drilling Finance Ltd., 6.750%, 10/01/2022, 144A	776,149
2,400,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	821,609
2,885,000	Petrobras Global Finance BV, 4.375%, 5/20/2023(c)	2,481,331
320,000	Petrobras International Finance Co., 5.375%, 1/27/2021	296,502
775,000	Petrobras International Finance Co., 5.750%, 1/20/2020	748,425
300,000	Petrobras International Finance Co., 6.875%, 1/20/2040	277,671
800,000	Samarco Mineracao S.A., 4.125%, 11/01/2022, 144A	704,000
500,000	Tupy Overseas S.A., 6.625%, 7/17/2024, 144A	480,000
1,106,000	Vale Overseas Ltd., 6.875%, 11/21/2036(d)	1,165,934

		23,329,184

	Canada – 0.6%
1,085,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	993,431
3,000,000	Canadian Government, 1.250%, 9/01/2018, (CAD)(d)	2,588,397
2,065,000	Canadian Government, 3.000%, 12/01/2015, (CAD)(d)	1,809,266
1,335,000	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)	1,157,651
600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	577,566

		7,126,311

	Chile – 0.5%
1,450,000	Banco de Credito e Inversiones, 3.000%, 9/13/2017, 144A(d)	1,478,698
200,000	Celulosa Arauco y Constitucion S.A., 4.750%, 1/11/2022	205,554
300,000,000	Chile Government International Bond, 5.500%, 8/05/2020, (CLP)(d)	519,575
1,135,000	Corpbanca S.A., 3.125%, 1/15/2018	1,127,906
250,000	E.CL S.A., 5.625%, 1/15/2021, 144A	269,891
800,000	Inversiones CMPC S.A., 4.375%, 5/15/2023, 144A	786,239
1,120,000	Transelec S.A., 4.250%, 1/14/2025, 144A	1,115,086
400,000	VTR Finance BV, 6.875%, 1/15/2024, 144A	408,000

		5,910,949

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	China – 0.3%
$800,000	Baidu, Inc., 2.250%, 11/28/2017	$800,551
700,000	Baidu, Inc., 3.250%, 8/06/2018	715,550
400,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A	422,142
1,200,000	CNOOC Finance 2013 Ltd., 3.000%, 5/09/2023	1,135,688
1,000,000	Parkson Retail Group Ltd., 4.500%, 5/03/2018	915,919

		3,989,850

	Colombia – 0.5%
555,000	Colombia Telecomunicaciones S.A. E.S.P., 5.375%, 9/27/2022, 144A	541,125
610,000	Ecopetrol S.A., 4.125%, 1/16/2025	579,500
1,180,000	Ecopetrol S.A., 5.875%, 9/18/2023(d)	1,249,325
435,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, (COP)	197,045
830,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	375,971
2,140,000,000	Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)	946,229
1,670,000	Pacific Rubiales Energy Corp., 5.125%, 3/28/2023, 144A	1,315,125
580,000	Pacific Rubiales Energy Corp., 5.625%, 1/19/2025, 144A	445,150
200,000,000	Republic of Colombia, 7.750%, 4/14/2021, (COP)	90,553

		5,740,023

	Czech Republic – 0.0%
400,000	CEZ AS, 4.250%, 4/03/2022, 144A	425,324

	Dominican Republic – 0.0%
425,000	Dominican Republic International Bond, 8.625%, 4/20/2027, 144A	498,313

	France – 0.2%
425,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	405,875
15,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	14,437
200,000	AXA S.A., 7.125%, 12/15/2020, (GBP)	374,679
390,000	Credit Agricole S.A., (fixed rate to 6/23/2026, variable rate thereafter), 7.500%, 4/29/2049, (GBP)	595,089
1,130,000	Societe Generale S.A., 5.000%, 1/17/2024, 144A	1,136,194

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	France – continued
475,000	Societe Generale S.A., (fixed rate to 4/07/2021, variable rate thereafter), 6.750%, 4/07/2049, (EUR)	$557,818

		3,084,092

	Hong Kong – 0.0%
400,000	Hutchison Whampoa International 11 Ltd., 3.500%, 1/13/2017, 144A	414,424

	Hungary – 0.2%
1,330,000	Hungary Government International Bond, 5.375%, 3/25/2024(d)	1,439,725
980,000	Hungary Government International Bond, 5.750%, 11/22/2023	1,085,350

		2,525,075

	Iceland – 0.1%
1,000,000	Republic of Iceland, 5.875%, 5/11/2022, 144A	1,120,715

	India – 0.5%
550,000	Axis Bank Ltd., 3.250%, 5/21/2020, 144A	544,298
1,155,000	Bharti Airtel International BV, 5.125%, 3/11/2023, 144A(d)	1,232,708
990,000	Bharti Airtel International BV, 5.350%, 5/20/2024, 144A	1,071,101
200,000	Canara Bank Ltd., (fixed rate to 11/28/2016, variable rate thereafter), 6.365%, 11/28/2021	203,250
780,000	ICICI Bank Ltd., 3.500%, 3/18/2020, 144A	784,918
1,400,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A(d)	1,438,500
750,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	812,481
700,000	State Bank of India/London, 4.125%, 8/01/2017, 144A	726,418

		6,813,674

	Indonesia – 0.8%
800,000	Gajah Tunggal Tbk PT, 7.750%, 2/06/2018, 144A	740,000
3,500,000,000	Indonesia Government International Bond, 9.500%, 7/15/2023, (IDR)	307,610
781,000,000	Indonesia Government International Bond, 11.500%, 9/15/2019, (IDR)	72,299
12,100,000,000	Indonesia Treasury Bond, 6.125%, 5/15/2028, (IDR)	810,089
24,000,000,000	Indonesia Treasury Bond, 7.875%, 4/15/2019, (IDR)	1,949,939
14,000,000,000	Indonesia Treasury Bond, 8.375%, 3/15/2024, (IDR)	1,172,790
200,000	Indosat Palapa Co. BV, 7.375%, 7/29/2020, 144A	210,500
400,000	Listrindo Capital BV, 6.950%, 2/21/2019, 144A	422,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Indonesia – continued
$2,800,000	Pertamina Persero PT, 4.300%, 5/20/2023, 144A(d)	$2,674,000
545,000	Republic of Indonesia, 2.875%, 7/08/2021, 144A, (EUR)	667,721
500,000	TBG Global Pte Ltd., 4.625%, 4/03/2018, 144A	491,250

		9,518,198

	Italy – 0.7%
2,860,000	Italy Buoni Poliennali Del Tesoro, 4.500%, 8/01/2018, (EUR)(d)	3,918,115
2,295,000	Italy Buoni Poliennali Del Tesoro, 4.750%, 8/01/2023, 144A, (EUR)(d)	3,450,504
725,000	UniCredit SpA, EMTN, 6.950%, 10/31/2022, (EUR)	1,030,896
870,000	Wind Acquisition Finance S.A., 7.375%, 4/23/2021, 144A	821,106

		9,220,621

	Japan – 0.2%
1,165,000	Nomura Holdings, Inc., GMTN, 2.750%, 3/19/2019(d)	1,177,760
850,000	Softbank Corp., 4.500%, 4/15/2020, 144A(d)	837,250

		2,015,010

	Korea – 0.7%
3,700,000	Export-Import Bank of Korea, 3.000%, 5/22/2018, 144A, (NOK)	516,705
400,000	Hana Bank, 4.000%, 11/03/2016, 144A	417,392
600,000	Hyundai Capital Services, Inc., 3.500%, 9/13/2017, 144A	620,686
600,000	Hyundai Steel Co., 4.625%, 4/21/2016, 144A	619,788
600,000	Industrial Bank of Korea, 2.375%, 7/17/2017, 144A	607,704
400,000	Kia Motors Corp., 3.625%, 6/14/2016, 144A(d)	412,416
400,000	Korea Finance Corp., 4.625%, 11/16/2021	443,232
400,000	Korea National Oil Corp., 3.125%, 4/03/2017, 144A	410,428
2,589,140,000	Korea Treasury Bond, 2.750%, 9/10/2017, (KRW)(d)	2,381,122
250,000	Lotte Shopping Co. Ltd., 3.375%, 5/09/2017, 144A	257,225
1,125,000	Minera y Metalurgica del Boleo S.A. de CV, 2.875%, 5/07/2019, 144A	1,142,565
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	178,392
200,000	Woori Bank, 5.875%, 4/13/2021, 144A	227,918

		8,235,573

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Luxembourg – 0.2%
$400,000		Altice Financing S.A., 7.875%, 12/15/2019, 144A	$409,558
500,000		Altice S.A., 7.750%, 5/15/2022, 144A	500,938
970,000		ArcelorMittal, 7.250%, 3/01/2041	979,700
500,000		Millicom International Cellular S.A., 4.750%, 5/22/2020, 144A	471,250

			2,361,446

		Mexico – 1.2%
10,000,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	662,543
300,000		Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 4.125%, 11/09/2022, 144A	297,060
640,000		Cemex Finance LLC, 6.000%, 4/01/2024, 144A	624,000
10,000,000		Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	580,430
746,500	(††††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(d)	5,313,780
186,200	(††††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/09/2022, (MXN)(d)	1,323,231
395,000	(††††)	Mexican Fixed Rate Bonds, Series M-10, 8.500%, 12/13/2018, (MXN)(d)	3,016,795
265,000	(††††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)(d)	2,064,269
780,000		Petroleos Mexicanos, 4.250%, 1/15/2025, 144A	774,930
925,000		Unifin Financiera S.A.P.I. de CV SOFOM ENR, 6.250%, 7/22/2019, 144A	841,750

			15,498,788

		Morocco – 0.1%
590,000		OCP S.A., 6.875%, 4/25/2044, 144A	632,834

		New Zealand – 0.5%
2,886,020		New Zealand Government Bond, 3.000%, 9/20/2030, (NZD)(d)	2,483,463
2,340,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)(d)	1,927,024
2,590,000		New Zealand Government Bond, 5.500%, 4/15/2023, (NZD)	2,282,366

			6,692,853

		Nigeria – 0.0%
550,000		GTB Finance BV, 6.000%, 11/08/2018, 144A	511,500

		Norway – 0.3%
13,275,000		Norway Government Bond, 2.000%, 5/24/2023, (NOK)	1,858,788

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Norway – continued
13,760,000	Norway Government Bond, 4.500%, 5/22/2019, (NOK)(d)	$2,123,006

		3,981,794

	Panama – 0.0%
300,000	Banco Latinoamericano de Comercio Exterior S.A., 3.750%, 4/04/2017, 144A	309,000

	Peru – 0.2%
1,050,000	Transportadora de Gas del Peru S.A., 4.250%, 4/30/2028, 144A	1,013,250
1,050,000	Union Andina de Cementos SAA, 5.875%, 10/30/2021, 144A	1,065,225

		2,078,475

	Philippines – 0.1%
40,000,000	Philippine Government International Bond, 3.900%, 11/26/2022, (PHP)	874,085
30,000,000	Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	695,803
175,000	Philippine Long Distance Telephone Co., EMTN, 8.350%, 3/06/2017	199,500

		1,769,388

	Poland – 0.6%
1,000,000	PKO Finance AB, 4.630%, 9/26/2022, 144A	1,047,500
17,080,000	Poland Government Bond, 4.000%, 10/25/2023, (PLN)(d)	5,432,430
3,210,000	Poland Government Bond, 5.500%, 10/25/2019, (PLN)	1,043,813

		7,523,743

	Portugal – 0.0%
400,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	402,240

	Singapore – 0.2%
2,000,000	DBS Bank Ltd., (fixed rate to 9/21/2017, variable rate thereafter), 3.625%, 9/21/2022, 144A(d)	2,059,940

	South Africa – 0.3%
930,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024, 144A	911,400
500,000	Myriad International Holdings BV, 6.000%, 7/18/2020, 144A	546,250
285,000	Republic of South Africa, EMTN, 4.500%, 4/05/2016, (EUR)	360,383
11,500,000	South Africa Government Bond, 7.750%, 2/28/2023, (ZAR)	989,173
600,000	South Africa Government International Bond, 5.875%, 9/16/2025	675,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	South Africa – continued
$700,000	Transnet SOC Ltd., 4.000%, 7/26/2022, 144A	$661,500

		4,144,456

	Spain – 0.3%
2,115,000	Spain Government Bond, 4.300%, 10/31/2019, (EUR)(d)	2,980,893
800,000	Spain Government Bond, 4.400%, 10/31/2023, 144A, (EUR)	1,197,524

		4,178,417

	Supranationals – 0.5%
840,000	Central American Bank for Economic Integration, 3.875%, 2/09/2017, 144A	863,166
1,115,000	Corporacion Andina de Fomento, 4.375%, 6/15/2022(d)	1,198,466
2,430,000	European Financial Stability Facility, 1.625%, 7/17/2020, (EUR)(d)	3,154,955
70,000,000	International Finance Corp., 7.800%, 6/03/2019, (INR)	1,208,594

		6,425,181

	Sweden – 0.1%
9,195,000	Sweden Government Bond, 4.500%, 8/12/2015, (SEK)(d)	1,210,694
2,450,000	Sweden Government Bond, 5.000%, 12/01/2020, (SEK)	398,101

		1,608,795

	Switzerland – 0.0%
250,000	Zurich Finance USA, Inc., EMTN, (fixed rate to 6/15/2015, variable rate thereafter), 4.500%, 6/15/2025, (EUR)	307,022

	Thailand – 0.2%
1,010,000	Siam Commercial Bank PCL (The), 3.500%, 4/07/2019, 144A	1,037,462
950,000	Thai Oil PCL, 3.625%, 1/23/2023, 144A	933,773

		1,971,235

	Turkey – 0.6%
800,000	Arcelik AS, 5.000%, 4/03/2023, 144A	770,480
545,000	Export Credit Bank of Turkey, 5.000%, 9/23/2021, 144A	554,745
920,000	TC Ziraat Bankasi AS, 4.250%, 7/03/2019, 144A	918,896
1,195,000	Turk Telekomunikasyon AS, 3.750%, 6/19/2019, 144A(d)	1,198,585
1,125,000	Turkey Government International Bond, 5.750%, 3/22/2024	1,257,187
600,000	Turkiye Garanti Bankasi AS, 4.000%, 9/13/2017, 144A	609,048

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Turkey – continued
$800,000	Turkiye Is Bankasi, 3.875%, 11/07/2017, 144A	$804,880
875,000	Yapi ve Kredi Bankasi, 5.250%, 12/03/2018, 144A	904,663

		7,018,484

	United Arab Emirates – 0.2%
600,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016, 144A	646,500
200,000	Dubai Electricity & Water Authority, 8.500%, 4/22/2015, 144A	203,820
1,050,000	Mubadala GE Capital Ltd., 3.000%, 11/10/2019, 144A	1,039,374

		1,889,694

	United Kingdom – 0.6%
600,000	Anglo American Capital PLC, 2.625%, 9/27/2017, 144A	605,561
1,100,000	Barclays PLC, 2.750%, 11/08/2019	1,093,279
400,000	Barclays PLC, (fixed rate to 9/15/2019, variable rate thereafter), 7.000%, 6/15/2049, (GBP)	598,503
470,000	British Telecommunications PLC, 5.750%, 12/07/2028, (GBP)	895,458
150,000	Imperial Tobacco Finance PLC, EMTN, 6.250%, 12/04/2018, (GBP)	269,201
400,000	Lloyds Banking Group PLC, 4.500%, 11/04/2024	403,656
400,000	Old Mutual PLC, EMTN, 8.000%, 6/03/2021, (GBP)	708,455
1,130,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023(d)	1,223,110
250,000	Standard Chartered PLC, EMTN, (fixed rate to 10/21/2020, variable rate thereafter), 4.000%, 10/21/2025, (EUR)	320,563
250,000	United Kingdom Treasury, 4.250%, 3/07/2036, (GBP)	510,351
115,000	Virgin Media Finance PLC, 6.375%, 10/15/2024, 144A, (GBP)	192,682
100,000	WPP PLC, 6.000%, 4/04/2017, (GBP)	171,252

		6,992,071

	United States – 13.6%
15,000	21st Century Fox America, Inc., 6.400%, 12/15/2035	19,577
45,000	AECOM Technology Corp., 5.750%, 10/15/2022, 144A	46,013
45,000	AECOM Technology Corp., 5.875%, 10/15/2024, 144A	46,013
240,000	AES Corp. (The), 4.875%, 5/15/2023	238,200
975,000	Alcoa, Inc., 5.900%, 2/01/2027	1,061,915
8,000,000	Ally Financial, Inc., 3.750%, 11/18/2019	7,880,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$745,000	Ally Financial, Inc., 5.125%, 9/30/2024	$756,175
129,000	Ally Financial, Inc., 8.000%, 12/31/2018	146,415
1,728,000	Ally Financial, Inc., 8.000%, 11/01/2031	2,203,200
189,745	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	196,883
51,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	69,105
12,046	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(e)	12,257
495,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	415,800
925,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	1,047,562
145,000	Avnet, Inc., 6.000%, 9/01/2015	149,544
90,000	Avon Products, Inc., 6.950%, 3/15/2043	74,250
200,000	Bank of America Corp., 5.490%, 3/15/2019	221,303
115,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	114,742
50,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	48,500
15,000	Boston Scientific Corp., 5.125%, 1/12/2017	15,900
15,000	Boston Scientific Corp., 6.400%, 6/15/2016	16,050
40,000	California Resources Corp., 5.000%, 1/15/2020, 144A	34,700
670,000	California Resources Corp., 5.500%, 9/15/2021, 144A	572,850
90,000	California Resources Corp., 6.000%, 11/15/2024, 144A	76,050
702,000	Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A	719,293
55,000	CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., 5.250%, 2/15/2022, 144A	55,413
140,000	CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., 5.875%, 3/15/2025, 144A	141,050
1,995,000	CenturyLink, Inc., 6.450%, 6/15/2021	2,139,637
510,000	CenturyLink, Inc., 7.650%, 3/15/2042	507,450
55,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	55,000
605,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	598,950
20,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	21,250
95,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	102,125

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$295,000	Cimarex Energy Co., 4.375%, 6/01/2024	$281,725
1,470,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	1,547,175
155,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	163,137
265,000	Constellation Brands, Inc., 4.750%, 11/15/2024	268,312
1,005,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	1,067,812
276,728	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	289,181
95,000	Continental Resources, Inc., 3.800%, 6/01/2024	84,982
25,000	Continental Resources, Inc., 4.500%, 4/15/2023	23,779
155,000	Cummins, Inc., 5.650%, 3/01/2098	190,623
202,347	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	233,711
42,000	Dillard’s, Inc., 6.625%, 1/15/2018	45,990
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	53,000
8,000	Dillard’s, Inc., 7.750%, 7/15/2026	8,900
90,000	DISH DBS Corp., 5.875%, 11/15/2024, 144A	90,450
315,000	DPL, Inc., 6.750%, 10/01/2019, 144A	318,150
310,000	DR Horton, Inc., 4.375%, 9/15/2022	303,800
235,000	DS Services of America, Inc., 10.000%, 9/01/2021, 144A	271,425
1,121,000	First Data Corp., 10.625%, 6/15/2021	1,269,532
150,000	Foot Locker, Inc., 8.500%, 1/15/2022(e)	165,216
25,000	Ford Motor Co., 6.375%, 2/01/2029	30,185
50,000	Ford Motor Co., 6.625%, 2/15/2028	58,299
2,105,000	Ford Motor Co., 6.625%, 10/01/2028	2,585,329
40,000	Ford Motor Co., 7.125%, 11/15/2025	49,156
835,000	Ford Motor Co., 7.400%, 11/01/2046	1,202,386
5,000	Ford Motor Co., 7.500%, 8/01/2026	6,370
1,000,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	1,086,548
905,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	1,036,601

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$50,000	General Electric Capital Corp., GMTN, 3.100%, 1/09/2023	$50,625
600,000	General Electric Capital Corp., Series A, (fixed rate to 6/15/2022, variable rate thereafter), 7.125%(f)	698,250
240,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	250,500
175,000	Genworth Holdings, Inc., 4.800%, 2/15/2024	141,860
305,000	Genworth Holdings, Inc., 4.900%, 8/15/2023	245,738
215,000	Genworth Holdings, Inc., 6.500%, 6/15/2034	177,853
3,435,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	4,511,131
105,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	136,344
180,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	253,452
315,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	488,173
800,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)	708,893
2,295,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	2,885,676
3,045,000	Goodyear Tire & Rubber Co. (The), 7.000%, 5/15/2022	3,288,600
165,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	170,775
70,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.796%, 8/10/2045(g)	71,519
425,000	Halcon Resources Corp., 8.875%, 5/15/2021	319,812
410,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	464,459
1,000,000	HCA Holdings, Inc., 6.250%, 2/15/2021	1,065,000
20,000	HCA, Inc., 4.750%, 5/01/2023	20,350
90,000	HCA, Inc., 6.375%, 1/15/2015	90,000
225,000	HCA, Inc., 7.050%, 12/01/2027	228,375
245,000	HCA, Inc., 7.190%, 11/15/2015	255,106
90,000	HCA, Inc., 7.500%, 12/15/2023	100,800
820,000	HCA, Inc., 7.500%, 11/06/2033	861,000
1,500,000	HCA, Inc., 7.690%, 6/15/2025	1,687,500
395,000	HCA, Inc., 8.360%, 4/15/2024	464,125
195,000	HCA, Inc., MTN, 7.580%, 9/15/2025	217,425

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$75,000	HCA, Inc., MTN, 7.750%, 7/15/2036	$80,250
855,000	Hecla Mining Co., 6.875%, 5/01/2021	752,400
585,000	Hercules, Inc., 6.500%, 6/30/2029	526,500
470,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	510,067
450,000	International Lease Finance Corp., 4.625%, 4/15/2021	457,875
1,250,000	International Lease Finance Corp., 6.250%, 5/15/2019	1,365,625
745,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	745,000
45,000	iStar Financial, Inc., 3.875%, 7/01/2016	45,054
145,000	iStar Financial, Inc., 4.875%, 7/01/2018	142,462
70,000	iStar Financial, Inc., 5.850%, 3/15/2017	71,750
60,000	iStar Financial, Inc., 6.050%, 4/15/2015	60,600
200,000	iStar Financial, Inc., 7.125%, 2/15/2018	210,000
48,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	31,200
5,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	3,300
2,995,000	Jack Cooper Holdings Corp., 9.250%, 6/01/2020, 144A	3,099,825
665,000	Jefferies Group LLC, 5.125%, 4/13/2018	701,314
30,000	Jefferies Group LLC, 5.125%, 1/20/2023	30,496
1,070,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,051,478
685,000	Jefferies Group LLC, 6.450%, 6/08/2027	710,716
1,410,000	Jefferies Group LLC, 6.875%, 4/15/2021	1,602,832
15,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	12,750
245,000	KB Home, 4.750%, 5/15/2019	241,325
1,665,000	KB Home, 8.000%, 3/15/2020	1,823,175
190,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	195,700
55,000	Lennar Corp., Series B, 6.500%, 4/15/2016	57,888
135,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	142,256
1,435,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	1,548,006

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		United States – continued
$30,000		Level 3 Financing, Inc., 9.375%, 4/01/2019	$31,650
165,000		Masco Corp., 6.500%, 8/15/2032	168,712
865,000		Masco Corp., 7.750%, 8/01/2029	994,750
2,700,000		Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	3,188,036
310,000		Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023(h)	189,100
265,000		Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016(h)	221,275
825,000		Morgan Stanley, 2.125%, 4/25/2018	825,478
220,000		Morgan Stanley, 2.500%, 1/24/2019	220,200
450,000		Morgan Stanley, 3.750%, 2/25/2023	461,619
725,000		Morgan Stanley, 5.750%, 1/25/2021	832,264
500,000		Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	427,659
3,150,000		Morgan Stanley, MTN, 4.100%, 5/22/2023	3,189,180
600,000		Morgan Stanley, MTN, 6.250%, 8/09/2026	723,362
100,000		Morgan Stanley, Series F, MTN, 0.681%, 10/18/2016(g)	99,700
175,000		Navient LLC, 4.875%, 6/17/2019	175,507
915,000		Navient LLC, 5.500%, 1/25/2023	876,112
1,600	(†††††)	Navient LLC, 6.000%, 12/15/2043	34,407
141,000		Navient LLC, MTN, 3.875%, 9/10/2015	142,058
40,000		Navient LLC, MTN, 4.625%, 9/25/2017	40,600
60,000		Navient LLC, MTN, 5.500%, 1/15/2019	61,350
1,130,000		Navient LLC, MTN, 7.250%, 1/25/2022	1,226,050
10,000		Navient LLC, Series A, MTN, 5.000%, 6/15/2018	9,925
2,560,000		Navient LLC, Series A, MTN, 5.625%, 8/01/2033	1,932,800
360,000		Navient LLC, Series A, MTN, 8.450%, 6/15/2018	401,400
1,552,000		New Albertson’s, Inc., 7.450%, 8/01/2029	1,389,040
245,000		New Albertson’s, Inc., 7.750%, 6/15/2026	219,275
3,605,000		New Albertson’s, Inc., 8.000%, 5/01/2031	3,262,525

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$2,110,000	New Albertson’s, Inc., 8.700%, 5/01/2030	$2,025,600
315,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	250,425
365,000	Newell Rubbermaid, Inc., 4.000%, 12/01/2024	372,510
20,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	20,700
420,000	Old Republic International Corp., 4.875%, 10/01/2024	438,427
7,000	Owens Corning, 6.500%, 12/01/2016	7,627
535,000	Owens Corning, 7.000%, 12/01/2036	662,783
2,965,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	2,994,650
540,000	Pulte Group, Inc., 6.000%, 2/15/2035	515,700
785,000	Pulte Group, Inc., 6.375%, 5/15/2033	785,000
220,000	Pulte Group, Inc., 7.875%, 6/15/2032	250,250
1,335,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,465,830
650,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	650,000
400,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	431,000
60,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	60,900
560,000	Qwest Corp., 6.875%, 9/15/2033	561,717
115,000	Qwest Corp., 7.250%, 9/15/2025	136,962
480,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	514,800
200,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	204,500
500,000	Range Resources Corp., 5.000%, 8/15/2022	500,000
1,075,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	1,015,875
80,000	Reynolds American, Inc., 6.750%, 6/15/2017	89,115
400,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 9.875%, 8/15/2019	424,000
655,000	Rockies Express Pipeline LLC, 3.900%, 4/15/2015, 144A	651,725
1,970,000	Rosetta Resources, Inc., 5.625%, 5/01/2021	1,802,747
760,000	Shearer’s Foods LLC/Chip Finance Corp., 9.000%, 11/01/2019, 144A	828,400
135,000	Springleaf Finance Corp., 5.250%, 12/15/2019	132,300

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$330,000	Springleaf Finance Corp., 7.750%, 10/01/2021	$369,600
130,000	Springleaf Finance Corp., 8.250%, 10/01/2023	145,600
400,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	413,000
300,000	Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	307,500
294,000	Sprint Capital Corp., 6.875%, 11/15/2028	258,720
240,000	Sprint Capital Corp., 6.900%, 5/01/2019	244,800
110,000	Sprint Capital Corp., 8.750%, 3/15/2032	106,425
26,000	Sprint Communications, Inc., 6.000%, 12/01/2016	27,197
180,000	Sprint Communications, Inc., 6.000%, 11/15/2022	165,600
2,910,000	SUPERVALU, Inc., 6.750%, 6/01/2021	2,859,075
1,360,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,278,400
820,000	Textron, Inc., 5.950%, 9/21/2021	949,827
960,000	Toys R Us, Inc., 7.375%, 10/15/2018	628,800
171,000	TransDigm, Inc., 6.500%, 7/15/2024	171,855
3,040,000	U.S. Treasury Note, 0.250%, 1/15/2015	3,040,000
4,760,000	U.S. Treasury Note, 0.250%, 1/31/2015	4,760,557
8,485,000	U.S. Treasury Note, 0.250%, 2/15/2015(i)	8,486,655
5,000,000	U.S. Treasury Note, 0.250%, 2/29/2016	4,993,750
3,785,000	U.S. Treasury Note, 0.250%, 5/15/2016	3,777,017
7,500,000	U.S. Treasury Note, 0.375%, 3/31/2016	7,498,830
8,530,000	U.S. Treasury Note, 0.375%, 10/31/2016	8,494,677
8,520,000	U.S. Treasury Note, 0.500%, 11/30/2016	8,498,700
19,461	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	21,685
630,000	United Continental Holdings, Inc., 6.375%, 6/01/2018	666,225
295,000	United Rentals North America, Inc., 7.625%, 4/15/2022	324,352
1,735,000	United States Steel Corp., 6.650%, 6/01/2037	1,578,850
770,000	United States Steel Corp., 7.500%, 3/15/2022	804,650

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$125,204	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	$139,602
67,160	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	74,547
480,012	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	504,013
230,000	USG Corp., 9.750%, 1/15/2018	262,200
10,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	10,450
110,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	123,008
260,000	Visant Corp., 10.000%, 10/01/2017	225,550
60,000	Weyerhaeuser Co., 6.950%, 10/01/2027	73,576
315,000	Weyerhaeuser Co., 7.375%, 3/15/2032	419,375
60,000	Weyerhaeuser Real Estate Co., 4.375%, 6/15/2019, 144A	59,175
125,000	Xerox Corp., 6.750%, 2/01/2017	137,779
20,000	Xerox Corp., MTN, 7.200%, 4/01/2016	21,416

		170,668,746

	Total Non-Convertible Bonds (Identified Cost $336,711,335)	342,642,429

Convertible Bonds – 0.7%
	United States – 0.7%
390,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	378,787
175,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	174,781
185,000	Ciena Corp., 3.750%, 10/15/2018, 144A	229,053
530,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(j)	590,287
1,125,000	Intel Corp., 3.250%, 8/01/2039	1,956,094
175,000	KB Home, 1.375%, 2/01/2019	173,469
83,000	Macquarie Infrastructure Co. LLC, 2.875%, 7/15/2019	94,309
2,200,000	Old Republic International Corp., 3.750%, 3/15/2018	2,549,250
375,000	Omnicare, Inc., 3.750%, 12/15/2025	1,034,531
1,260,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021, 144A	1,200,150
40,000	RPM International, Inc., 2.250%, 12/15/2020	46,625
90,000	Trinity Industries, Inc., 3.875%, 6/01/2036	118,238

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Total Convertible Bonds (Identified Cost $6,459,574)	$8,545,574

Municipals – 0.0%
	United States – 0.0%
$415,000	State of Illinois, 5.100%, 6/01/2033	411,966
130,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	97,667

	Total Municipals (Identified Cost $450,567)	509,633

	Total Bonds and Notes (Identified Cost $343,621,476)	351,697,636

Senior Loans – 0.3%
	United States – 0.3%
1,842,188	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(g)	1,822,624
1,065,000	Flying Fortress, Inc., New Term Loan, 3.500%, 6/30/2017(g)	1,049,025
428,475	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(g)	416,336
23,142	PowerTeam Services LLC, Delayed Draw Term Loan, 4.250%, 5/06/2020(g)	22,486
120,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(g)	115,800
15,429	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(g)	12,289
908,435	Supervalu, Inc., Refi Term Loan B, 4.500%, 3/21/2019(g)	890,775

	Total Senior Loans (Identified Cost $4,395,640)	4,329,335

Shares
Preferred Stocks – 0.1%
Non-Convertible Preferred Stock – 0.1%
	United States – 0.1%
682	Ally Financial, Inc., Series G, 7.000% 144A (Identified Cost $145,366)	681,723

Convertible Preferred Stocks – 0.0%
	United States – 0.0%
1,495	Alcoa, Inc., Series 1, 5.375%	75,423
460	Chesapeake Energy Corp., 5.000%(e)	43,499
100	Chesapeake Energy Corp., Series A, 5.750% 144A(e)	102,375

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stocks – continued
	Total Convertible Preferred Stocks (Identified Cost $206,952)	$221,297

	Total Preferred Stocks (Identified Cost $352,318)	903,020

Principal Amount (‡)
Short-Term Investments – 2.5%
$31,504,656	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2014 at 0.010% to be repurchased at $31,504,673 on 1/02/2015 collateralized by $31,470,000 Federal Home Loan Bank, 2.875% due 6/14/2024 valued at $32,138,738 including accrued interest(k) (Identified Cost $31,504,656)	$31,504,656

	Total Investments – 99.4% (Identified Cost $1,106,498,178)(a)	1,243,611,788
	Other assets less liabilities – 0.6%	7,176,813

	Net Assets – 100.0%	$1,250,788,601

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of December 31, 2014, approximately 23% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 1,000.

(†††)	Security held in units. One unit represents a principal amount of 1,000. Amount shown represents principal amount including inflation adjustments.
(††††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††††)	Amount shown represents units. One unit represents a principal amount of 25.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2014, the net unrealized appreciation on investments based on a cost of $1,107,380,884 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$160,326,939
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(24,096,035)

Net unrealized appreciation	$136,230,904

(b)	Non-income producing security.
(c)	A portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.
(d)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.
(e)	Fair valued by the Fund’s adviser or deemed to be fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2014, the value of these securities amounted to $323,347 or less than 0.0% of net assets.
(f)	Perpetual bond with no specified maturity date.
(g)	Variable rate security. Rate as of December 31, 2014 is disclosed.
(h)	Illiquid security. At December 31, 2014, the value of these securities amounted to $410,375 or less than 0.0% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(i)	A portion of this security has been pledged as collateral for open forward foreign currency contracts.
(j)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(k)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the value of Rule 144A holdings amounted to $93,927,318 or 7.5% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts. At December 31, 2014, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	3/18/2015	Australian Dollar	2,465,000	$2,001,946	$(8,138)
Sell[1]	3/18/2015	Australian Dollar	2,870,000	2,330,866	34,487
Buy[1]	1/07/2015	Brazilian Real	2,800,000	1,052,775	(33,760)
Sell[1]	1/07/2015	Brazilian Real	20,585,000	7,739,773	322,946
Buy[1]	3/18/2015	British Pound	1,370,000	2,134,051	(15,301)
Sell[1]	3/05/2015	Canadian Dollar	2,895,000	2,488,399	48,949
Sell[2]	3/24/2015	Colombian Peso	3,980,000,000	1,667,600	(58,218)
Buy[3]	3/18/2015	Euro	11,360,000	13,755,258	(365,279)
Buy[1]	3/18/2015	Japanese Yen	1,845,000,000	15,413,104	(78,860)
Sell[4]	3/18/2015	Mexican Peso	44,000,000	2,968,835	(15,270)
Sell[1]	3/18/2015	New Zealand Dollar	8,162,000	6,322,618	(63,752)
Sell[4]	3/18/2015	Norwegian Krone	4,200,000	562,377	42,180
Sell[2]	3/18/2015	Polish Zloty	24,720,000	6,959,610	405,424
Sell[4]	1/29/2015	Swedish Krona	12,700,000	1,629,266	110,933

Total					$326,341

[1]	Counterparty is Credit Suisse International.
[2]	Counterparty is Citibank N.A.
[3]	Counterparty is Morgan Stanley & Co.
[4]	Counterparty is UBS AG.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$16,366,659	$—	$16,366,659
Brazil	—	7,690,780	—	7,690,780
China	20,280,981	16,515,112	—	36,796,093
Denmark	—	17,215,622	—	17,215,622
Germany	—	30,729,733	—	30,729,733
Hong Kong	—	17,833,702	—	17,833,702

India	13,633,418	18,119,954	—	31,753,372
Italy	—	15,346,093	—	15,346,093
Japan	—	45,528,764	—	45,528,764
Sweden	—	17,087,755	—	17,087,755
Switzerland	—	27,191,216	—	27,191,216
United Kingdom	—	56,282,899	—	56,282,899
All Other Common Stocks*	535,354,453	—	—	535,354,453

Total Common Stocks	569,268,852	285,908,289	—	855,177,141

Bonds and Notes
Non-Convertible Bonds
Korea	—	5,854,451	2,381,122	8,235,573
United States	34,407	168,126,315	2,508,024	170,668,746
All Other Non-Convertible Bonds*	—	163,738,110	—	163,738,110

Total Non-Convertible Bonds	34,407	337,718,876	4,889,146	342,642,429

Convertible Bonds*	—	8,545,574	—	8,545,574
Municipals*	—	509,633	—	509,633

Total Bonds and Notes	34,407	346,774,083	4,889,146	351,697,636

Senior Loans*	—	4,329,335	—	4,329,335
Preferred Stocks
Non-Convertible Preferred Stock*	681,723	—	—	681,723
Convertible Preferred Stocks*	75,423	145,874	—	221,297

Total Preferred Stocks	757,146	145,874	—	903,020

Short-Term Investments	—	31,504,656	—	31,504,656

Total Investments	570,060,405	668,662,237	4,889,146	1,243,611,788

Forward Foreign Currency Contracts (unrealized appreciation)	—	964,919	—	964,919

Total	$570,060,405	$669,627,156	$4,889,146	$1,244,576,707

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(638,578)	$—	$(638,578)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A preferred stock valued at $45,080 was transferred from Level 1 to Level 2 during the period ended December 31, 2014. At December 31, 2013, this security was valued at the last sale price in accordance with the Fund’s valuation policies. At December 31, 2014, this security was fair valued on the basis of evaluated bids furnished to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair values as of September 30, 2014 and/or December 31, 2014:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2014
Bonds and Notes
Non-Convertible Bonds
Korea	$4,567,994	$1,882	$11,146	$(185,466)	$—	$(2,014,434)	$—	$—	$2,381,122	$(10,249)
United States	2,546,713	472	—	(1,071)	—	(38,090)	—	—	2,508,024	1,378

Total	$7,114,707	$2,354	$11,146	$(186,537)	$—	$(2,052,524)	$—	$—	$4,889,146	$(8,871)

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended December 31, 2014, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The following is a summary of derivative instruments for the Fund, as of December 31, 2014:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$964,919

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(638,578)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of December 31, 2014, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Morgan Stanley & Co.	$(365,279)	$279,054

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of December 31, 2014:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$ 1,243,973	$ —

These amounts include cash received as collateral of $1,040,000.

Industry Summary at December 31, 2014 (Unaudited)

Treasuries	8.7%
Pharmaceuticals	7.9
Banks	4.9
Internet Software & Services	4.8
Insurance	4.4
IT Services	4.3
Aerospace & Defense	4.2
Banking	4.1
Specialty Retail	3.9
Internet & Catalog Retail	3.5
Energy Equipment & Services	3.2
Beverages	3.2
Trading Companies & Distributors	2.4
Oil, Gas & Consumable Fuels	2.1
Chemicals	2.0
Other Investments, less than 2% each	33.3
Short-Term Investments	2.5

Total Investments	99.4
Other assets less liabilities (including open forward foreign currency contracts)	0.6

Net Assets	100.0%

Currency Exposure Summary at December 31, 2014 (Unaudited)

United States Dollar	66.1%
Euro	6.2
British Pound	5.0
Japanese Yen	3.6
Hong Kong Dollar	2.7
Indian Rupee	2.6
Canadian Dollar	2.5
Swiss Franc	2.2
Mexican Peso	2.0
Other, less than 2% each	6.5

Total Investments	99.4
Other assets less liabilities (including open forward foreign currency contracts)	0.6

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2014 (Unaudited)

Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks – 98.2% of Net Assets
	Air Freight & Logistics – 6.5%
707,615	Expeditors International of Washington, Inc.	$31,566,705
302,466	United Parcel Service, Inc., Class B	33,625,145

		65,191,850

	Beverages – 9.3%
802,791	Coca-Cola Co. (The)	33,893,836
378,040	Monster Beverage Corp.(b)	40,960,634
370,446	SABMiller PLC, Sponsored ADR	19,100,196

		93,954,666

	Biotechnology – 2.9%
184,763	Amgen, Inc.	29,430,898

	Capital Markets – 3.6%
143,383	Greenhill & Co., Inc.	6,251,499
742,330	SEI Investments Co.	29,722,893

		35,974,392

	Communications Equipment – 9.5%
1,991,215	Cisco Systems, Inc.	55,385,645
541,486	QUALCOMM, Inc.	40,248,655

		95,634,300

	Consumer Finance – 1.7%
184,671	American Express Co.	17,181,790

	Energy Equipment & Services – 2.8%
332,572	Schlumberger Ltd.	28,404,975

	Food Products – 3.2%
2,504,129	Danone, Sponsored ADR	32,596,247

	Health Care Equipment & Supplies – 4.6%
320,106	Varian Medical Systems, Inc.(b)	27,692,370
167,820	Zimmer Holdings, Inc.	19,034,144

		46,726,514

	Hotels, Restaurants & Leisure – 2.1%
288,597	Yum! Brands, Inc.	21,024,291

	Household Products – 3.6%
395,598	Procter & Gamble Co. (The)	36,035,022

	Internet & Catalog Retail – 4.4%
142,013	Amazon.com, Inc.(b)	44,073,735

	Internet Software & Services – 11.8%
214,744	Alibaba Group Holding Ltd., Sponsored ADR(b)	22,320,491
665,988	Facebook, Inc., Class A(b)	51,960,384
42,353	Google, Inc., Class A(b)	22,475,043

Shares	Description	Value (†)
Common Stocks – continued
	Internet Software & Services – continued
42,345	Google, Inc., Class C(b)	$22,290,408

		119,046,326

	IT Services – 5.9%
107,851	Automatic Data Processing, Inc.	8,991,538
191,937	Visa, Inc., Class A	50,325,881

		59,317,419

	Pharmaceuticals – 7.4%
278,632	Merck & Co., Inc.	15,823,511
345,586	Novartis AG, ADR	32,021,999
618,094	Novo Nordisk AS, Sponsored ADR	26,157,738

		74,003,248

	Semiconductors & Semiconductor Equipment – 3.1%
66,593	Altera Corp.	2,459,945
79,630	Analog Devices, Inc.	4,421,058
518,966	ARM Holdings PLC, Sponsored ADR	24,028,126

		30,909,129

	Software – 12.6%
517,232	Autodesk, Inc.(b)	31,064,954
164,479	FactSet Research Systems, Inc.	23,150,419
539,281	Microsoft Corp.	25,049,603
1,054,122	Oracle Corp.	47,403,866

		126,668,842

	Specialty Retail – 3.2%
466,295	Lowe’s Cos., Inc.	32,081,096

	Total Common Stocks (Identified Cost $860,517,653)	988,254,740

Principal Amount
Short-Term Investments – 1.6%
$15,674,774	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2014 at 0.010% to be repurchased at $15,674,782 on 1/02/2015 collateralized by $15,565,000 U.S. Treasury Note, 2.375% due 08/15/2024 valued at $15,993,038 including accrued interest(c) (Identified Cost $15,674,774)	15,674,774

	Total Investments – 99.8% (Identified Cost $876,192,427)(a)	1,003,929,514
	Other assets less liabilities – 0.2%	2,253,484

	Net Assets – 100.0%	$1,006,182,998

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2014, the net unrealized appreciation on investments based on a cost of $876,192,427 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$138,033,404
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(10,296,317)

Net unrealized appreciation	$127,737,087

At September 30, 2014, the Fund had a capital loss carryforward of $46,273,472 of which $11,593,528 expires on September 30, 2017 and $34,679,944 expires on September 30, 2018. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014, at value

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$988,254,740	$—	$—	$988,254,740
Short-Term Investments	—	15,674,774	—	15,674,774

Total	$988,254,740	$15,674,774	$—	$1,003,929,514

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2014 there were no transfers among Levels 1, 2 and 3.

Industry Summary at December 31, 2014 (Unaudited)

Software	12.6%
Internet Software & Services	11.8
Communications Equipment	9.5
Beverages	9.3
Pharmaceuticals	7.4
Air Freight & Logistics	6.5
IT Services	5.9
Health Care Equipment & Supplies	4.6
Internet & Catalog Retail	4.4
Household Products	3.6
Capital Markets	3.6
Food Products	3.2
Specialty Retail	3.2
Semiconductors & Semiconductor Equipment	3.1
Biotechnology	2.9
Energy Equipment & Services	2.8
Hotels, Restaurants & Leisure	2.1
Consumer Finance	1.7
Short-Term Investments	1.6

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2014 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 88.0% of Net Assets
Non-Convertible Bonds – 79.0%
	ABS Home Equity – 4.3%
$233,777	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.832%, 9/25/2045(b)	$224,915
300,000	American Homes 4 Rent, Series 2014-SFR1, Class E, 2.912%, 6/17/2031, 144A(b)	283,622
271,176	Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1, 5.500%, 12/25/2033	278,189
180,682	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	186,095
310,307	Banc of America Funding Corp., Series 2008-R4, Class 1A4, 0.620%, 7/25/2037, 144A(b)	224,308
205,204	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	210,375
47,298	Banc of America Mortgage Securities, Inc., Series 2005-A, Class 2A1, 2.720%, 2/25/2035(b)	45,763
102,665	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 12A3, 2.780%, 11/25/2034(b)	101,370
102,375	Citicorp Mortgage Securities Trust, Series 2006-4, Class 1A2, 6.000%, 8/25/2036	103,866
91,228	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.552%, 5/25/2035(b)	87,755
84,597	CitiMortgage Alternative Loan Trust, Series 2006-A3, Class 1A7, 6.000%, 7/25/2036	75,927
523,366	Countrywide Alternative Loan Trust, Series 2004-27CB, Class A1, 6.000%, 12/25/2034	522,911
259,098	Countrywide Alternative Loan Trust, Series 2006-J4, Class 1A3, 6.250%, 7/25/2036	174,812
321,592	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 0.440%, 4/25/2035(b)	277,316
396,733	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB7, Class 2A, 2.596%, 11/20/2035(b)	374,953
69,771	GMAC Mortgage Corp. Loan Trust, Series 2003-J7, Class A7, 5.000%, 11/25/2033	70,028
385,379	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1, 2.738%, 6/19/2035(b)	384,222
306,256	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 2.959%, 7/19/2035(b)	292,201
73,261	GSR Mortgage Loan Trust, Series 2004-14, Class 3A1, 2.757%, 12/25/2034(b)	70,182
518,114	GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, 2.687%, 9/25/2035(b)	521,000
177,876	GSR Mortgage Loan Trust, Series 2006-8F, Class 4A17, 6.000%, 9/25/2036	144,665
93,437	JPMorgan Alternative Loan Trust, Series 2006-A1, Class 5A1, 4.576%, 3/25/2036(b)	75,031
379,114	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 0.670%, 1/25/2036(b)(c)	268,310
143,062	Lehman Mortgage Trust, Series 2006-1, Class 3A5, 5.500%, 2/25/2036	142,252
488,314	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1, 2.679%, 3/25/2035(b)	433,271

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$521,088	MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1, 0.330%, 1/25/2047(b)	$405,263
462,344	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1, Class 2A7, 6.000%, 3/25/2037	372,464
97,686	New York Mortgage Trust, Series 2006-1, Class 2A2, 2.630%, 5/25/2036(b)	88,122
403,882	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A16, 6.000%, 6/25/2036	331,829
308,727	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036	314,307
552,063	WaMu Mortgage Pass Through Certificates, Series 2006-AR19, Class 2A, 1.913%, 1/25/2047(b)	496,978
107,448	WaMu Mortgage Pass Through Certificates, Series 2007-OA3, Class 2A1A, 0.873%, 4/25/2047(b)	93,526
543,718	Washington Mutual Mortgage Pass Through Certificates, Series 2006-AR6, Class 2A, 1.073%, 8/25/2046(b)	371,964

		8,047,792

	ABS Other – 0.3%
154,323	Sierra Receivables Funding Co. LLC, Series 2011-3A, Class C, 9.310%, 7/20/2028, 144A	165,104
450,000	Springleaf Funding Trust, Series 2014-AA, Class C, 4.450%, 12/15/2022, 144A	449,182

		614,286

	Aerospace & Defense – 2.2%
125,000	Huntington Ingalls Industries, Inc., 5.000%, 12/15/2021, 144A	127,187
355,000	KLX, Inc., 5.875%, 12/01/2022, 144A	358,550
1,500,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,425,000
900,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	927,000
200,000	Oshkosh Corp., 5.375%, 3/01/2022	204,000
620,000	TransDigm, Inc., 6.000%, 7/15/2022	618,450
515,000	TransDigm, Inc., 6.500%, 7/15/2024	517,575

		4,177,762

	Airlines – 0.2%
4,753	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	4,943
131,191	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	134,307
204,965	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	211,114

		350,364

	Automotive – 0.5%
620,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	601,400

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – continued
$310,000	Nexteer Automotive Group Ltd., 5.875%, 11/15/2021, 144A	$310,000

		911,400

	Banking – 1.8%
2,100,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	754,853
900,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	769,786
65,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(d)	74,131
740,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(d)	850,665
800,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	870,725

		3,320,160

	Brokerage – 0.5%
1,075,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	983,625

	Building Materials – 1.7%
890,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	747,600
420,000	Building Materials Holding Corp., 9.000%, 9/15/2018, 144A	441,000
451,000	CPG Merger Sub LLC, 8.000%, 10/01/2021, 144A	461,147
50,000	Masco Corp., 6.500%, 8/15/2032	51,125
345,000	Masco Corp., 7.750%, 8/01/2029	396,750
1,000,000	Odebrecht Finance Ltd., 4.375%, 4/25/2025, 144A	857,500
900,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	286,096

		3,241,218

	Cable Satellite – 3.4%
475,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	464,313
430,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 9/30/2022	428,925
15,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	15,150
895,000	DISH DBS Corp., 5.125%, 5/01/2020	901,712
1,000,000	DISH DBS Corp., 5.875%, 11/15/2024, 144A	1,005,000
155,000	Numericable-SFR, 5.375%, 5/15/2022, 144A, (EUR)	193,560
515,000	Unitymedia Hessen GmbH & Co.KG/Unitymedia NRW GmbH, 5.000%, 1/15/2025, 144A	516,287
1,485,000	Unitymedia KabelBW GmbH, 6.125%, 1/15/2025, 144A	1,533,262

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – continued
$265,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	$277,256
485,000	Virgin Media Finance PLC, 6.375%, 4/15/2023, 144A	508,038
375,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	387,188
130,000	Wave Holdco LLC/Wave Holdco Corp., 8.250% (9.000% PIK), 7/15/2019, 144A(e)	130,650

		6,361,341

	Chemicals – 2.3%
265,000	Braskem Finance Ltd., 6.450%, 2/03/2024	265,663
535,000	Eagle Spinco, Inc., 4.625%, 2/15/2021	506,912
1,510,000	Hercules, Inc., 6.500%, 6/30/2029	1,359,000
620,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	551,800
445,000	Perstorp Holding AB, 11.000%, 8/15/2017, 144A	436,100
1,125,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	1,094,062

		4,213,537

	Construction Machinery – 0.4%
650,000	Ashtead Capital, Inc., 5.625%, 10/01/2024, 144A	666,250

	Consumer Cyclical Services – 1.2%
515,000	IHS, Inc., 5.000%, 11/01/2022, 144A	509,850
732,000	ServiceMaster Co. LLC (The), 7.000%, 8/15/2020	757,620
1,095,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	1,045,725

		2,313,195

	Electric – 1.7%
415,000	Calpine Corp., 6.000%, 1/15/2022, 144A	441,975
525,000	Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.375%, 11/01/2022, 144A	534,188
390,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	392,184
1,502,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A	1,744,197
13,153	Red Oak Power LLC, Series A, 8.540%, 11/30/2019	14,040

		3,126,584

	Finance Companies – 5.5%
1,040,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.500%, 5/15/2021, 144A	1,053,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$945,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 5.000%, 10/01/2021, 144A	$978,075
340,000	CIT Group, Inc., 3.875%, 2/19/2019	339,150
65,000	CIT Group, Inc., 5.000%, 8/15/2022	66,788
545,000	CIT Group, Inc., 5.000%, 8/01/2023	559,987
600,000	iStar Financial, Inc., 4.000%, 11/01/2017	583,500
505,000	iStar Financial, Inc., 5.000%, 7/01/2019	489,850
1,015,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	964,250
585,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	602,550
870,000	Navient Corp., 5.000%, 10/26/2020	853,687
1,230,000	Navient LLC, 5.500%, 1/25/2023	1,177,725
435,000	Oxford Finance LLC/Oxford Finance Co-Issuer, Inc., 7.250%, 1/15/2018, 144A	448,050
540,000	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 6/15/2021, 144A	523,800
445,000	Springleaf Finance Corp., 5.250%, 12/15/2019	436,100
1,110,000	Springleaf Finance Corp., 7.750%, 10/01/2021	1,243,200

		10,319,712

	Financial Other – 0.9%
695,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 3/15/2019	693,262
180,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022	180,788
804,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	816,060

		1,690,110

	Food & Beverage – 1.1%
1,800,000	BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)	585,735
600,000	Cosan Luxembourg S.A., 9.500%, 3/14/2018, 144A, (BRL)	200,436
605,000	DS Services of America, Inc., 10.000%, 9/01/2021, 144A	698,775
480,000	WhiteWave Foods Co. (The), 5.375%, 10/01/2022	494,400

		1,979,346

	Gaming – 1.3%
100,000	GLP Capital LP/GLP Financing II, Inc., 4.375%, 11/01/2018	102,250
740,000	GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/01/2020	749,250

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Gaming – continued
$725,000	MGM Resorts International, 6.000%, 3/15/2023	$728,625
740,000	MGM Resorts International, 6.750%, 10/01/2020	777,000

		2,357,125

	Government Owned - No Guarantee – 0.5%
530,000	Petrobras Global Finance BV, 6.250%, 3/17/2024	504,316
465,000	Rio Oil Finance Trust, Series 2014-1, 6.250%, 7/06/2024, 144A	444,694

		949,010

	Health Insurance – 0.6%
1,025,000	WellCare Health Plans, Inc., 5.750%, 11/15/2020	1,058,313

	Healthcare – 4.9%
360,000	Amsurg Corp., 5.625%, 7/15/2022, 144A	369,000
405,000	BioScrip, Inc., 8.875%, 2/15/2021, 144A	364,500
405,000	Catamaran Corp., 4.750%, 3/15/2021	405,000
1,330,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	1,408,969
155,000	Fresenius Medical Care U.S. Finance II, Inc., 4.125%, 10/15/2020, 144A	155,775
145,000	Fresenius Medical Care U.S. Finance II, Inc., 4.750%, 10/15/2024, 144A	146,450
170,000	HCA, Inc., 7.050%, 12/01/2027	172,550
655,000	HCA, Inc., 7.500%, 12/15/2023	733,600
145,000	HCA, Inc., 7.500%, 11/06/2033	152,250
590,000	HCA, Inc., 7.690%, 6/15/2025	663,750
480,000	HCA, Inc., 8.360%, 4/15/2024	564,000
820,000	HCA, Inc., MTN, 7.580%, 9/15/2025	914,300
515,000	HCA, Inc., MTN, 7.750%, 7/15/2036	551,050
305,000	LifePoint Hospitals, Inc., 5.500%, 12/01/2021	311,862
80,000	Omnicare, Inc., 4.750%, 12/01/2022	81,000
65,000	Omnicare, Inc., 5.000%, 12/01/2024	66,625
540,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	541,350
310,000	Tenet Healthcare Corp., 5.000%, 3/01/2019, 144A	310,388

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$635,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	$596,900
720,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	720,000

		9,229,319

	Home Construction – 4.2%
1,200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(f)	61,200
750,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	637,500
500,000	K. Hovnanian Enterprises, Inc., 9.125%, 11/15/2020, 144A	532,500
345,000	KB Home, 7.000%, 12/15/2021	362,897
1,260,000	Lennar Corp., 4.500%, 11/15/2019	1,250,550
3,135,000	Pulte Group, Inc., 6.000%, 2/15/2035(g)	2,993,925
925,000	Standard Pacific Corp., 5.875%, 11/15/2024	925,000
70,000	Standard Pacific Corp., 8.375%, 1/15/2021	79,275
200,000	Urbi Desarrollos Urbanos SAB de CV, 9.500%, 1/21/2020, 144A(f)	20,000
1,100,000	Urbi Desarrollos Urbanos SAB de CV, 9.750%, 2/03/2022, 144A(f)	110,000
915,000	Weyerhaeuser Real Estate Co., 4.375%, 6/15/2019, 144A	902,419

		7,875,266

	Independent Energy – 6.3%
345,000	Antero Resources Corp., 5.125%, 12/01/2022, 144A	325,162
90,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	76,500
840,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	714,000
260,000	Bonanza Creek Energy, Inc., 5.750%, 2/01/2023	205,400
115,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021	101,200
75,000	California Resources Corp., 5.000%, 1/15/2020, 144A	65,063
845,000	California Resources Corp., 5.500%, 9/15/2021, 144A	722,475
380,000	California Resources Corp., 6.000%, 11/15/2024, 144A	321,100
550,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	534,875
280,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	297,500
315,000	Cimarex Energy Co., 4.375%, 6/01/2024	300,825

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$70,000	Concho Resources, Inc., 5.500%, 10/01/2022	$70,700
125,000	Concho Resources, Inc., 5.500%, 4/01/2023	125,587
335,000	Continental Resources, Inc., 3.800%, 6/01/2024	299,673
215,000	Continental Resources, Inc., 4.500%, 4/15/2023	204,497
115,000	Halcon Resources Corp., 8.875%, 5/15/2021	86,538
400,000	Halcon Resources Corp., 9.750%, 7/15/2020	300,000
220,000	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 4/01/2022, 144A	167,200
410,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	365,925
60,000	MEG Energy Corp., 6.500%, 3/15/2021, 144A	54,750
265,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	239,825
480,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	436,800
400,000	QEP Resources, Inc., 5.250%, 5/01/2023	374,000
520,000	QEP Resources, Inc., 5.375%, 10/01/2022	491,400
1,000,000	Rex Energy Corp., 6.250%, 8/01/2022, 144A	745,000
150,000	Rex Energy Corp., 8.875%, 12/01/2020	134,250
890,000	Rice Energy, Inc., 6.250%, 5/01/2022, 144A	827,700
1,435,000	Rosetta Resources, Inc., 5.875%, 6/01/2022	1,291,500
305,000	RSP Permian, Inc., 6.625%, 10/01/2022, 144A	283,650
245,000	Sanchez Energy Corp., 6.125%, 1/15/2023, 144A	205,800
920,000	SM Energy Co., 5.000%, 1/15/2024	795,800
35,000	SM Energy Co., 6.125%, 11/15/2022, 144A	32,900
115,000	Ultra Petroleum Corp., 5.750%, 12/15/2018, 144A	106,088
55,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	51,425
455,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	422,012

		11,777,120

	Industrial Other – 0.9%
265,000	AECOM Technology Corp., 5.750%, 10/15/2022, 144A	270,963
955,000	CBRE Services, Inc., 5.250%, 3/15/2025	974,100

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Industrial Other – continued
$330,000	Transfield Services Ltd., 8.375%, 5/15/2020, 144A	$351,450

		1,596,513

	Integrated Energy – 0.4%
800,000	Pacific Rubiales Energy Corp., 5.375%, 1/26/2019, 144A	689,200

	Leisure – 0.3%
655,000	24 Hour Holdings III LLC, 8.000%, 6/01/2022, 144A	524,000

	Media Entertainment – 0.9%
250,000	CCOH Safari LLC, 5.500%, 12/01/2022	253,750
245,000	CCOH Safari LLC, 5.750%, 12/01/2024	247,756
1,000,000	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/2022	1,030,000
151,000	DreamWorks Animation SKG, Inc., 6.875%, 8/15/2020, 144A	154,775

		1,686,281

	Metals & Mining – 2.4%
2,395,000	ArcelorMittal, 7.250%, 3/01/2041(g)	2,418,950
795,000	CONSOL Energy, Inc., 5.875%, 4/15/2022, 144A	739,350
180,000	Constellium NV, 4.625%, 5/15/2021, 144A, (EUR)	189,766
460,000	Emeco Pty Ltd., 9.875%, 3/15/2019, 144A	349,600
460,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A	463,450
175,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	157,500
270,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	243,000

		4,561,616

	Midstream – 2.1%
85,000	Gibson Energy, Inc., 6.750%, 7/15/2021, 144A	84,788
275,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019, 144A	264,000
445,000	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	408,287
405,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.750%, 9/01/2020	406,012
295,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	294,263
385,000	Rose Rock Midstream LP/Rose Rock Finance Corp., 5.625%, 7/15/2022	359,975
425,000	Sabine Pass Liquefaction LLC, 6.250%, 3/15/2022	431,375

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$935,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.500%, 8/15/2022	$888,250
408,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019, 144A	392,700
25,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	22,750
100,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	96,500
300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/01/2022	303,750
15,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.875%, 2/01/2021	15,338

		3,967,988

	Non-Agency Commercial Mortgage-Backed Securities – 1.7%
1,690,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.796%, 8/10/2045(b)	1,726,666
805,000	Hilton USA Trust, Series 2013-HLT, Class EFX, 5.222%, 11/05/2030, 144A(b)	824,773
125,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049	129,568
525,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.592%, 4/12/2049(b)	558,578

		3,239,585

	Oil Field Services – 0.6%
285,000	Hercules Offshore, Inc., 8.750%, 7/15/2021, 144A	133,950
435,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A	265,350
905,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A	543,000
35,000	Parker Drilling Co., 6.750%, 7/15/2022	25,156
155,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022	124,000

		1,091,456

	Packaging – 0.8%
755,000	Sealed Air Corp., 6.875%, 7/15/2033, 144A	771,988
775,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	755,625

		1,527,613

	Pharmaceuticals – 1.3%
1,540,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	1,609,300
530,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	565,112
145,000	Valeant Pharmaceuticals International, Inc., 6.750%, 8/15/2018, 144A	154,247

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Pharmaceuticals – continued
$70,000	Valeant Pharmaceuticals International, Inc., 7.500%, 7/15/2021, 144A	$75,600

		2,404,259

	Property & Casualty Insurance – 0.4%
786,000	Hockey Merger Sub 2, Inc., 7.875%, 10/01/2021, 144A	782,070

	Retailers – 1.6%
40,000	Dillard’s, Inc., 7.000%, 12/01/2028	42,400
435,000	Dillard’s, Inc., 7.750%, 7/15/2026	483,938
205,000	Dillard’s, Inc., 7.750%, 5/15/2027	229,088
35,000	Dillard’s, Inc., 7.875%, 1/01/2023	40,425
1,035,000	GameStop Corp., 5.500%, 10/01/2019, 144A	1,037,587
280,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022, 144A	273,700
255,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	221,850
245,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	215,600
520,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	312,000
135,000	Toys R Us, Inc., 7.375%, 10/15/2018	88,425

		2,945,013

	Supermarkets – 0.6%
205,000	New Albertson’s, Inc., 7.450%, 8/01/2029	183,475
935,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	743,325
140,000	SUPERVALU, Inc., 7.750%, 11/15/2022	137,200

		1,064,000

	Supranational – 2.0%
458,000,000	International Bank for Reconstruction & Development, EMTN, 4.250%, 2/05/2016, (CLP)	758,201
21,150,000	International Bank for Reconstruction & Development, Series GDIF, 5.000%, 5/24/2017, (INR)	332,302
100,890,000	International Finance Corp., 7.800%, 6/03/2019, (INR)	1,741,930
2,175,000	International Finance Corp., GMTN, 10.500%, 4/17/2018, (BRL)	818,223

		3,650,656

	Technology – 4.3%
490,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	415,275

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Technology – continued
$2,500,000		Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029(g)	$2,387,500
1,930,000		Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	1,857,625
595,000		Blackboard, Inc., 7.750%, 11/15/2019, 144A	596,487
445,000		BMC Software Finance, Inc., 8.125%, 7/15/2021, 144A	418,300
330,000		CommScope, Inc., 5.000%, 6/15/2021, 144A	325,050
430,000		Equinix, Inc., 4.875%, 4/01/2020	427,850
480,000		Equinix, Inc., 5.375%, 1/01/2022	484,512
260,000		First Data Corp., 10.625%, 6/15/2021	294,450
187,000		iGATE Corp., 4.750%, 4/15/2019	187,000
215,000		MSCI, Inc., 5.250%, 11/15/2024, 144A	222,525
440,000		Rolta Americas LLC, 8.875%, 7/24/2019, 144A	378,400

			7,994,974

		Transportation Services – 0.4%
275,000		APL Ltd., 8.000%, 1/15/2024(h)	239,250
550,000		Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.125%, 6/01/2022, 144A	555,500

			794,750

		Treasuries – 8.3%
165,000	(††)	Mexican Fixed Rate Bonds, Series M, 4.750%, 6/14/2018, (MXN)	1,115,872
131,500	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	936,051
116,500	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	907,500
184,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	1,633,497
99,000	(††)	Mexican Fixed Rate Bonds, Series M-30, 8.500%, 11/18/2038, (MXN)	829,703
10,000,000		Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	231,934
120,000,000		Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)(g)	3,015,257
1,050,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	362,416
2,250,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	849,823
5,675,000		U.S. Treasury Note, 0.375%, 5/31/2016	5,671,453

			15,553,506

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – 1.9%
100,000	Altice S.A., 7.250%, 5/15/2022, 144A, (EUR)	$122,517
785,000	Altice S.A., 7.750%, 5/15/2022, 144A	786,472
6,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	397,526
6,100,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	414,658
800,000	Bakrie Telecom Pte Ltd., 11.500%, 5/07/2015, 144A(f)	64,400
1,141,000	Sprint Capital Corp., 6.875%, 11/15/2028	1,004,080
370,000	T-Mobile USA, Inc., 6.125%, 1/15/2022	375,550
180,000	Wind Acquisition Finance S.A., 4.082%, 7/15/2020, 144A, (EUR)(b)	208,008
200,000	Wind Acquisition Finance S.A., 4.750%, 7/15/2020, 144A	187,000

		3,560,211

	Wirelines – 2.3%
332,000	Axtel SAB de CV, (Step to 9.000% on 1/31/2015), 8.000%, 1/31/2020, 144A(i)	319,135
705,000	CenturyLink, Inc., 7.650%, 3/15/2042	701,475
130,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	122,200
60,000,000	Empresa de Telecomunicaniones de Bogota, 7.000%, 1/17/2023, 144A, (COP)	24,313
405,000	Frontier Communications Corp., 9.000%, 8/15/2031	427,275
705,000	Level 3 Communications, Inc., 5.750%, 12/01/2022, 144A	709,406
1,090,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	1,148,588
345,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	353,625
35,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	37,625
85,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	94,775
450,000	Telecom Italia SpA, 5.303%, 5/30/2024, 144A	455,625

		4,394,042

	Total Non-Convertible Bonds (Identified Cost $150,434,058)	147,590,568

Convertible Bonds – 9.0%
	Construction Machinery – 1.2%
640,000	Ryland Group, Inc. (The), 1.625%, 5/15/2018	864,800
1,055,000	Trinity Industries, Inc., 3.875%, 6/01/2036	1,386,006

		2,250,806

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Consumer Products – 0.2%
$400,000	Jarden Corp., 1.125%, 3/15/2034, 144A	$448,250

	Energy – 0.8%
420,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	407,925
945,000	Hornbeck Offshore Services, Inc., 1.500%, 9/01/2019	785,531
680,000	Peabody Energy Corp., 4.750%, 12/15/2066	357,000

		1,550,456

	Home Construction – 2.2%
565,000	KB Home, 1.375%, 2/01/2019	560,056
530,000	Lennar Corp., 2.750%, 12/15/2020, 144A	1,070,600
645,000	Lennar Corp., 3.250%, 11/15/2021, 144A	1,251,300
1,065,000	Standard Pacific Corp., 1.250%, 8/01/2032	1,194,132

		4,076,088

	Pharmaceuticals – 2.1%
58,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	68,186
239,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	292,924
829,000	Emergent Biosolutions, Inc., 2.875%, 1/15/2021, 144A	932,107
330,000	Gilead Sciences, Inc., Series D, 1.625%, 5/01/2016	1,365,788
285,000	Mylan, Inc., 3.750%, 9/15/2015	1,204,481

		3,863,486

	REITs - Mortgage – 0.2%
310,000	iStar Financial, Inc., 3.000%, 11/15/2016	391,956

	Retailers – 0.6%
658,000	Priceline Group, Inc. (The), 0.350%, 6/15/2020	733,670
235,000	Priceline Group, Inc. (The), 1.000%, 3/15/2018	312,256

		1,045,926

	Technology – 1.6%
1,155,000	Ciena Corp., 3.750%, 10/15/2018, 144A	1,430,034
465,000	MercadoLibre, Inc., 2.250%, 7/01/2019, 144A	552,188
115,000	Novellus Systems, Inc., 2.625%, 5/15/2041	263,638

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Technology – continued
$105,000	Nuance Communications, Inc., 2.750%, 11/01/2031	$104,672
475,000	Palo Alto Networks, Inc., Zero Coupon, 7/01/2019, 144A	599,984

		2,950,516

	Transportation Services – 0.1%
115,000	Macquarie Infrastructure Co. LLC, 2.875%, 7/15/2019	130,669

	Total Convertible Bonds (Identified Cost $14,253,047)	16,708,153

	Total Bonds and Notes (Identified Cost $164,687,105)	164,298,721

Senior Loans – 1.7%
	Construction Machinery – 0.0%
62,478	Neff Rental LLC, 2nd Lien Term Loan, 7.250%, 6/09/2021(b)	62,478

	Consumer Cyclical Services – 0.2%
503,000	SourceHov LLC, 2014 1st Lien Term Loan, 7.750%, 10/31/2019(b)	487,910

	Media Entertainment – 0.0%
94,664	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(b)	75,400

	Oil Field Services – 0.1%
122,182	FTS International, Inc., New Term Loan B, 5.750%, 4/16/2021(b)	95,913

	Other Utility – 0.2%
231,475	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(b)	224,917
12,623	PowerTeam Services LLC, Delayed Draw Term Loan, 4.250%, 5/06/2020(b)	12,265
95,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	91,675

		328,857

	Supermarkets – 0.4%
550,000	Albertson’s Holdings LLC, Term Loan B4, 4.500%, 8/25/2021(b)	549,428
283,290	New Albertson’s, Inc., Term Loan, 4.750%, 6/27/2021(b)	277,803

		827,231

	Transportation Services – 0.1%
99,500	OSG Bulk Ships, Inc., Exit Term Loan, 5.250%, 8/05/2019(b)	96,764

	Wirelines – 0.7%
1,228,125	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(b)	1,215,082

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
Wirelines – continued
$25,000	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/21/2020(b)	$24,781

		1,239,863

	Total Senior Loans (Identified Cost $3,277,718)	3,214,416

Shares
Preferred Stocks – 4.8%
Convertible Preferred Stocks – 2.9%
	Electric – 0.4%
10,707	NextEra Energy, Inc., 5.889%	716,727

	Food Products – 0.5%
18,721	Tyson Foods, Inc., 4.750%	942,415

	Metals & Mining – 0.5%
9,904	Alcoa, Inc., Series 1, 5.375%	499,657
21,500	ArcelorMittal, 6.000%	371,950

		871,607

	REITs - Diversified – 0.8%
7,337	Crown Castle International Corp., Series A, 4.500%	755,638
14,399	Weyerhaeuser Co., Series A, 6.375%	830,822

		1,586,460

	REITs - Mortgage – 0.3%
8,025	iStar Financial, Inc., Series J, 4.500%(j)	474,438

	Utility Other – 0.4%
5,356	Dominion Resources, Inc., Series B, 6.000%	322,003
7,126	Dominion Resources, Inc., Series A, 6.125%	427,631
1,424	Dominion Resources, Inc., 6.375%	74,062

		823,696

	Total Convertible Preferred Stocks (Identified Cost $5,248,735)	5,415,343

Non-Convertible Preferred Stocks – 1.9%
	Banking – 1.6%
78,785	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%(g)	2,117,741
965	Ally Financial, Inc., Series G, 7.000%, 144A	964,608

		3,082,349

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – continued
	Finance Companies – 0.3%
12,925	iStar Financial, Inc., Series E, 7.875%	$319,247
7,500	iStar Financial, Inc., Series F, 7.800%	184,875
550	iStar Financial, Inc., Series G, 7.650%	13,338

		517,460

	Total Non-Convertible Preferred Stocks (Identified Cost $3,279,861)	3,599,809

	Total Preferred Stocks (Identified Cost $8,528,596)	9,015,152

Common Stocks – 1.7%
	Automobiles – 1.2%
28,004	Ford Motor Co.	434,062
50,658	General Motors Co.	1,768,471

		2,202,533

	Oil, Gas & Consumable Fuels – 0.3%
14,882	Kinder Morgan, Inc.	629,657

	Trading Companies & Distributors – 0.2%
2,696	United Rentals, Inc.(k)	275,019

	Total Common Stocks (Identified Cost $2,678,141)	3,107,209

Warrants – 0.1%
22,512	Kinder Morgan, Inc., Expiration on 5/25/2017 at $40.00(k)	95,901
10,360	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(h)(j)(k)	—

	Total Warrants (Identified Cost $29,892)	95,901

Principal Amount (‡)
Short-Term Investments – 2.2%
8,686	Repurchase Agreement with State Street Bank and Trust Company, dated 12/31/2014 at 0.000% to be repurchased at $8,686 on 1/02/2015 collateralized by $8,800 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $8,887 including accrued interest(l)	8,686
3,706,026	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2014 at 0.010% to be repurchased at $3,706,028 on 1/02/2015 collateralized by $3,705,000 Federal Home Loan Bank, 2.875% due 6/14/2024 valued at $3,783,731 including accrued interest(l)	3,706,026
475,000	U.S. Treasury Bills, 0.037%, 2/05/2015(m)(n)	474,989

	Total Short-Term Investments (Identified Cost $4,189,694)	4,189,701

	Total Investments – 98.5% (Identified Cost $183,391,146)(a)	183,921,100
	Other assets less liabilities – 1.5%	2,793,601

	Net Assets – 100.0%	$186,714,701

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2014, the net unrealized appreciation on investments based on a cost of $183,544,821 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$11,519,436
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(11,143,157)

Net unrealized appreciation	$376,279

(b)	Variable rate security. Rate as of December 31, 2014 is disclosed.
(c)	The issuer is making partial payments with respect to principal.
(d)	Perpetual bond with no specified maturity date.
(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended December 31, 2014, the issuer has not paid out any interest payments.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.
(h)	Illiquid security. At December 31, 2014, the value of these securities amounted to $239,250 or 0.1% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(i)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(j)	Fair valued by the Fund’s adviser or deemed to be fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2014, the value of these securities amounted to $474,438 or 0.3% of net assets.
(k)	Non-income producing security.

(l)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(m)	A portion of this security has been pledged as initial margin for open futures contracts.
(n)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the value of Rule 144A holdings amounted to $61,065,940 or 32.7% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
INR	Indian Rupee
MXN	Mexican Peso
PHP	Philippine Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge the Fund’s investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At December 31, 2014, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	1/30/2015	Euro	1,300,000	$1,573,485	$74,044
Sell[2]	1/23/2015	Mexican Peso	47,100,000	3,188,926	262,605

Total					$336,649

[1]	Counterparty is Barclays Bank plc
[2]	Counterparty is UBS AG

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2014, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
30 Year U.S. Treasury Bond	3/20/2015	43	$6,216,188	$(169,014)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2		Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$165,104		$449,182	$614,286
Airlines	—	345,421		4,943	350,364
All Other Non-Convertible Bonds*	—	146,625,918		—	146,625,918

Total Non-Convertible Bonds	—	147,136,443		454,125	147,590,568

Convertible Bonds*	—	16,708,153		—	16,708,153

Total Bonds and Notes	—	163,844,596		454,125	164,298,721

Senior Loans*	—	3,214,416		—	3,214,416
Preferred Stocks
Convertible Preferred Stocks
REITs - Mortgage	—	474,438		—	474,438
All Other Convertible Preferred Stocks*	4,940,905	—		—	4,940,905

Total Convertible Preferred Stocks	4,940,905	474,438		—	5,415,343

Non-Convertible Preferred Stocks*	3,599,809	—		—	3,599,809

Total Preferred Stocks	8,540,714	474,438		—	9,015,152

Common Stocks*	3,107,209	—		—	3,107,209
Warrants	95,901	—	(a)	—	95,901
Short-Term Investments	—	4,189,701		—	4,189,701

Total Investments	11,743,824	171,723,151		454,125	183,921,100

Forward Foreign Currency Contracts (unrealized appreciation)	—	336,649		—	336,649

Total	$11,743,824	$172,059,800		$454,125	$184,257,749

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(169,014)	$—	$—	$(169,014)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued at zero using level 2 inputs.

A preferred stock valued at $941,666 was transferred from Level 2 to Level 1 during the period ended December 31, 2014. At December 31, 2013, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. At December 31, 2014, this security was valued at the last sale price in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2014 and/or December 31, 2014:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2014
Bonds and Notes
Non-Convertible Bonds
ABS Other	$447,739	$—	$—	$1,443	$—	$—	$—	$—	$449,182	$1,443
Airlines	4,985	—	—	(42)	—	—	—	—	4,943	(42)
Convertible Bonds
Wirelines	5,740	—	(1,628)	1,151	—	(5,263)	—	—	—	—

Total	$458,464	$—	$(1,628)	$2,552	$—	$(5,263)	$—	$—	$454,125	$1,401

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended December 31, 2014, the Fund engaged in forward foreign currency transactions for hedging purposes.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration without having to buy or sell portfolio securities. During the period ended December 31, 2014, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2014:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$336,649

Liabilities	Unrealized depreciation on futures contracts
Exchange traded/cleared liability derivatives
Interest rate contracts	$(169,014)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the

Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of December 31, 2014, the Fund did not hold any derivatives positions subject to these provisions that are in a net liability position by counterparty.

Timing differences may exist between when contacts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of December 31, 2014:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$ 441,646	$ 179,041

These amounts include securities received as collateral by the Fund in the amount of $281,349.

Industry Summary at December 31, 2014 (Unaudited)

Treasuries	8.3%
Home Construction	6.4
Independent Energy	6.3
Technology	5.9
Finance Companies	5.8
Healthcare	4.9
ABS Home Equity	4.3
Banking	3.4
Cable Satellite	3.4
Pharmaceuticals	3.4
Wirelines	3.0
Metals & Mining	2.9
Chemicals	2.3
Aerospace & Defense	2.2
Midstream	2.2
Retailers	2.2
Electric	2.1
Supranational	2.0
Other Investments, less than 2% each	25.3
Short-Term Investments	2.2

Total Investments	98.5
Other assets less liabilities (including forward foreign currency contracts)	1.5

Net Assets	100.0%

Currency Exposure Summary at December 31, 2014 (Unaudited)

United States Dollar	88.5%
Mexican Peso	3.3
Brazilian Real	2.2
Other, less than 2% each	4.5

Total Investments	98.5
Other assets less liabilities (including forward foreign currency contracts)	1.5

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2014 (Unaudited)

Loomis Sayles International Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 96.7% of Net Assets
Non-Convertible Bonds – 96.6%
	Australia – 2.2%
170,000	New South Wales Treasury Corp., 6.000%, 5/01/2020, (AUD)(b)	$162,448

	Belgium – 4.1%
100,000	Anheuser-Busch InBev NV, EMTN, 1.250%, 3/24/2017, (EUR)	123,543
130,000	Belgium Government Bond, 2.250%, 6/22/2023, (EUR)(b)	177,797

		301,340

	Brazil – 0.9%
35,000	CSN Islands IX Corp., 10.000%, 1/15/2015	35,088
30,000	Petrobras Global Finance BV, 3.123%, 3/17/2020(c)	27,090

		62,178

	Canada – 1.8%
85,000	Province of Quebec Canada, EMTN, 3.375%, 6/20/2016, (EUR)	107,825
20,000	Videotron Ltd., 5.375%, 6/15/2024, 144A	20,400

		128,225

	Colombia – 0.2%
15,000	Ecopetrol S.A., 4.125%, 1/16/2025	14,250

	Denmark – 1.0%
360,000	Denmark Government Bond, 4.000%, 11/15/2019, (DKK)	69,496

	Finland – 4.0%
40,000	Finland Government Bond, 1.500%, 4/15/2023, 144A, (EUR)	52,210
150,000	Finland Government Bond, 4.000%, 7/04/2025, 144A, (EUR)(b)	239,875

		292,085

	France – 0.9%
50,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	68,776

	Germany – 10.9%
30,000	BMW Finance NV, 2.375%, 1/24/2023, (EUR)	40,807
110,000	Bundesrepublik Deutschland, 1.750%, 7/04/2022, (EUR)(b)	148,129
280,000	Bundesrepublik Deutschland, 3.250%, 1/04/2020, (EUR)(b)	393,627
45,000	Bundesrepublik Deutschland, 4.000%, 1/04/2037, (EUR)	83,204

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Germany – continued
40,000		Bundesrepublik Deutschland, 4.750%, 7/04/2034, (EUR)	$78,688
40,000		Volkswagen International Finance NV, EMTN, 1.875%, 5/15/2017, (EUR)	50,206

			794,661

		Ireland – 1.1%
60,000		AIB Mortgage Bank, EMTN, 4.875%, 6/29/2017, (EUR)	80,700

		Italy – 7.5%
50,000		Enel Finance International S.A., EMTN, 5.625%, 8/14/2024, (GBP)	93,652
45,000		Italy Buoni Poliennali Del Tesoro, 4.000%, 2/01/2037, (EUR)	62,857
75,000		Italy Buoni Poliennali Del Tesoro, 4.750%, 5/01/2017, (EUR)	99,442
190,000		Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)(b)	285,601

			541,552

		Japan – 23.4%
80,000,000		Japan Finance Organization for Municipalities, 1.900%, 6/22/2018, (JPY)	711,964
21,100,000		Japan Government Ten Year Bond, 1.700%, 9/20/2017, (JPY)	184,348
6,750,000		Japan Government Thirty Year Bond, 1.700%, 12/20/2043, (JPY)	62,347
9,500,000		Japan Government Thirty Year Bond, 2.000%, 12/20/2033, (JPY)	93,059
5,000,000		Japan Government Thirty Year Bond, 2.000%, 9/20/2040, (JPY)	48,992
5,750,000		Japan Government Twenty Year Bond, 1.500%, 6/20/2034, (JPY)	51,960
56,000,000		Japan Government Twenty Year Bond, 1.900%, 12/20/2028, (JPY)	548,779

			1,701,449

		Luxembourg – 0.4%
25,000		ArcelorMittal, 6.000%, 3/01/2021	26,000

		Mexico – 3.2%
32,300	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN) (b)	229,920

		Netherlands – 0.3%
15,000		Netherlands Government Bond, 2.250%, 7/15/2022, 144A, (EUR)(b)	20,621

		New Zealand – 2.3%
200,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	164,703

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Norway – 3.4%
570,000	Norway Government Bond, 2.000%, 5/24/2023, (NOK)	$79,812
1,165,000	Norway Government Bond, 4.250%, 5/19/2017, (NOK)	168,762

		248,574

	Poland – 1.6%
145,000	Poland Government Bond, 3.250%, 7/25/2019, (PLN)	42,918
70,000	Poland Government Bond, 4.750%, 4/25/2017, (PLN)	21,044
55,000	Poland Government International Bond, EMTN, 2.625%, 5/12/2015, (CHF)(b)	55,813

		119,775

	Singapore – 0.2%
20,000	Singapore Government Bond, 2.500%, 6/01/2019, (SGD)	15,765

	South Africa – 0.5%
415,000	South Africa Government Bond, 7.750%, 2/28/2023, (ZAR)	35,696

	Spain – 4.7%
50,000	Iberdrola Finanzas SAU, EMTN, 6.000%, 7/01/2022, (GBP)	93,814
25,000	Spain Government Bond, 4.200%, 1/31/2037, (EUR)	37,914
130,000	Spain Government Bond, 5.850%, 1/31/2022, (EUR)	207,270

		338,998

	Sweden – 1.0%
485,000	Sweden Government Bond, Series 1052, 4.250%, 3/12/2019, (SEK)	72,884

	Switzerland – 0.8%
50,000	Zurich Finance USA, Inc., EMTN, (fixed rate to 6/15/2015, variable rate thereafter), 4.500%, 6/15/2025, (EUR)	61,404

	United Kingdom – 6.9%
50,000	Barclays Bank PLC, EMTN, 5.750%, 9/14/2026, (GBP)	87,730
45,000	British Telecommunications PLC, 5.750%, 12/07/2028, (GBP)	85,735
50,000	Heathrow Funding Ltd., MTN, 5.225%, 2/15/2025, (GBP)	90,753
15,000	United Kingdom Treasury, 1.750%, 1/22/2017, (GBP)	23,974
50,000	United Kingdom Treasury, 4.250%, 3/07/2036, (GBP)(b)	102,070
15,000	United Kingdom Treasury, 4.750%, 12/07/2038, (GBP)	33,310

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United Kingdom – continued
40,000	United Kingdom Treasury, 5.000%, 3/07/2025, (GBP)	$81,254

		504,826

	United States – 13.3%
65,000	AmeriCredit Automobile Receivables Trust, Series 2013-3, Class C, 2.380%, 6/10/2019	65,537
50,000	Bank of America Corp., EMTN, 4.625%, 9/14/2018, (EUR)	67,889
50,000	Cargill, Inc., EMTN, 5.375%, 3/02/2037, (GBP)	97,587
10,000	Chesapeake Energy Corp., 5.375%, 6/15/2021	9,994
95,000	HSBC Finance Corp., EMTN, 4.500%, 6/14/2016, (EUR)(b)	121,944
30,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	30,000
50,000	JPMorgan Chase & Co., EMTN, 3.875%, 9/23/2020, (EUR)	71,156
15,000	KB Home, 4.750%, 5/15/2019	14,775
20,000	Liberty Mutual Group, Inc., 4.850%, 8/01/2044, 144A	20,329
35,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A	21,000
5,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	5,013
15,000	Time Warner Cable, Inc., 6.750%, 6/15/2039	19,609
80,000	U.S. Treasury Note, 0.250%, 2/15/2015	80,016
30,000	U.S. Treasury Note, 0.250%, 5/15/2015	30,021
165,000	U.S. Treasury Note, 0.250%, 11/30/2015(d)	165,000
45,000	United Continental Holdings, Inc., 6.375%, 6/01/2018	47,588
43,690	US Airways Pass Through Trust, Series 2013-1, Class A, 3.950%, 5/15/2027	44,563
25,000	Verizon Communications, Inc., 5.050%, 3/15/2034	26,668
30,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	28,050

		966,739

	Total Non-Convertible Bonds (Identified Cost $7,713,919)	7,023,065

Convertible Bonds – 0.1%
	United States – 0.1%
5,000	Macquarie Infrastructure Co. LLC, 2.875%, 7/15/2019 (Identified Cost $5,000)	5,681

Shares	Description	Value (†)
	Total Bonds and Notes (Identified Cost $7,718,919)	$7,028,746

Preferred Stocks – 0.8%
	United States – 0.8%
100	Alcoa, Inc., Series 1, 5.375%, 10/01/2017	5,045
64	Dominion Resources, Inc., Series B, 6.000%, 7/01/2016	3,848
164	Dominion Resources, Inc., Series A, 6.125%, 4/01/2016	9,842
448	Tyson Foods, Inc., 4.750%, 7/15/2017	22,552
206	Weyerhaeuser Co., Series A, 6.375%, 7/01/2016	11,886

		53,173

	Total Preferred Stocks (Identified Cost $49,457)	53,173

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 2.5%
$183,624	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2014 at 0.010% to be repurchased at $183,624 on 1/02/2015 collateralized by $185,000 U.S. Treasury Note, 2.375% due 8/15/2024 valued at $190,088 including accrued interest (e) (Identified Cost $183,624)	183,624

	Total Investments – 100.0% (Identified Cost $7,952,000)(a)	7,265,543
	Other assets less liabilities – 0.0%	2,200

	Net Assets – 100.0%	$7,267,743

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2014, the net unrealized depreciation on investments based on a cost of $8,028,349 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$149,252
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(912,058)

Net unrealized depreciation	$(762,806)

At September 30, 2014, late-year ordinary and post-October capital loss deferrals were $239,916. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.
(c)	Variable rate security. Rate as of December 31, 2014 is disclosed.
(d)	A portion of this security has been pledged as initial margin for open futures contracts.
(e)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the value of Rule 144A holdings amounted to $404,435 or 5.6% of net assets.
EMTN	Euro Medium Term Note
MTN	Medium Term Note

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge the Fund’s investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At December 31, 2014, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	3/18/2015	Canadian Dollar	437,000	$375,514	$(3,509)
Sell[1]	3/18/2015	Canadian Dollar	17,500	15,038	(23)
Buy[2]	3/18/2015	Euro	118,000	142,880	(3,794)
Sell[2]	3/18/2015	Euro	118,000	142,880	4,830
Sell[3]	3/30/2015	Euro	47,000	56,916	743
Buy[4]	2/20/2015	Indonesian Rupiah	1,000,000,000	80,072	(1,794)
Sell[4]	2/20/2015	Indonesian Rupiah	72,500,000	5,805	(300)
Buy[4]	2/18/2015	Japanese Yen	12,500,000	104,396	(221)
Sell[4]	2/18/2015	Japanese Yen	8,500,000	70,989	(539)
Buy[5]	3/11/2015	South Korean Won	192,100,000	174,237	2,127
Sell[5]	3/11/2015	South Korean Won	16,000,000	14,512	(13)

Total					$(2,493)

At December 31, 2014, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Unrealized Appreciation (Depreciation)
3/18/2015	Euro	19,116	New Zealand Dollar[4]	31,000	868
3/24/2015	Japanese Yen	10,083,240	South Korean Won[6]	94,000,000	973
3/18/2015	New Zealand Dollar	246,500	Euro[4]	153,398	(5,207)
3/24/2015	South Korean Won	72,000,000	Japanese Yen[6]	7,675,906	(1,141)

Total					$(4,507)

[1]	Counterparty is UBS AG
[2]	Counterparty is Morgan Stanley & Co.
[3]	Counterparty is Citibank N.A
[4]	Counterparty is Bank of America, N.A.
[5]	Counterparty is Barclays Bank PLC
[6]	Counterparty is Credit Suisse International

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2014, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
German Euro BOBL	3/06/2015	5	$788,227	$5,134

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1—quoted prices in active markets for identical assets or liabilities;

•Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
United States	$—	$922,176	$44,563	$966,739
All Other Non-Convertible Bonds*	—	6,056,326	—	6,056,326

Total Non-Convertible Bonds	—	6,978,502	44,563	7,023,065

Convertible Bonds*	—	5,681	—	5,681

Total Bonds and Notes	—	6,984,183	44,563	7,028,746

Preferred Stocks*	53,173	—	—	53,173
Short-Term Investments	—	183,624	—	183,624

Total Investments	53,173	7,167,807	44,563	7,265,543

Forward Foreign Currency Contracts (unrealized appreciation)	—	9,541	—	9,541
Futures Contracts (unrealized appreciation)	5,134	—	—	5,134

Total	$58,307	$7,177,348	$44,563	$7,280,218

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(16,541)	$—	$(16,541)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2014 there were no transfers among Levels 1, 2 and 3.

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2014
Bonds and Notes
Non-Convertible Bonds
Airlines	$45,337	$—	$—	$536	$—	$(1,310)	$—	$—	$44,563	$546

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended December 31, 2014, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed income securities with longer maturities or durations, as compared to investing in fixed income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended December 31, 2014, the Fund used futures contracts to manage duration.

The Fund is party to an agreement with a counterparty that governs transactions in forward foreign currency contracts. The agreement contains contingent features that allow the counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. If such contingent features were to be triggered, the counterparty could request immediate settlement of open contracts at current fair value.

The following is a summary of derivative instruments for the Fund, as of December 31, 2014:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$9,541	$—	$9,541
Exchange traded/cleared asset derivatives
Interest rate contracts	—	5,134	5,134

Total asset derivatives	$9,541	$5,134	$14,675

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(16,541)	$—	$(16,541)

[1]	Represents cumulative unrealized appreciation (depreciation) on futures contracts.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of December 31, 2014, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Bank of America, N.A.	$(7,193)	$—
Credit Suisse International	(168)	—
UBS AG	(3,532)	—

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of December 31, 2014:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$ 29,541	$23,893

Industry Summary at December 31, 2014 (Unaudited)

Treasuries	59.1%
Government Guaranteed	9.8
Banking	4.2
Local Authorities	3.7
Food & Beverage	3.0
Electric	2.6
Other Investments, less than 2% each	15.1
Short-Term Investments	2.5

Total Investments	100.0
Other assets less liabilities (including forward foreign currency and futures contracts)	—

Net Assets	100.0%

Currency Exposure Summary at December 31, 2014 (Unaudited)

Euro	36.8%
Japanese Yen	23.4
United States Dollar	13.6
British Pound	10.8
Norwegian Krone	3.4
Mexican Peso	3.2
New Zealand Dollar	2.3
Australian Dollar	2.2
Other, less than 2% each	4.3

Total Investments	100.0
Other assets less liabilities (including forward foreign currency and futures contracts)	—

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2014 (Unaudited)

Loomis Sayles Investment Grade Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 91.6% of Net Assets
Non-Convertible Bonds – 86.2%
	ABS Car Loan – 0.4%
$18,069,167	Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class B, 6.740%, 5/20/2016, 144A	$18,282,546
20,999,250	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class B, 5.110%, 3/20/2017, 144A	21,835,860
5,481,000	Ford Auto Securitization Trust, Series 2010-R3A, Class D, 4.526%, 3/15/2017, 144A, (CAD)	4,738,626

		44,857,032

	ABS Credit Card – 0.0%
2,324,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class B, 6.750%, 4/15/2019	2,379,564

	ABS Other – 1.9%
871,208	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	878,846
57,694,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	66,269,752
2,813,751	Diamond Resorts Owner Trust, Series 2011-1, Class A, 4.000%, 3/20/2023, 144A	2,857,724
58,015,810	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(b)	57,482,065
5,351,178	SVO VOI Mortgage Corp., Series 2009-BA, Class NT, 5.810%, 12/20/2028, 144A	5,388,369
35,772,829	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	41,923,931
14,200,394	Trinity Rail Leasing LP, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A	15,174,129
3,449,831	Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.266%, 1/15/2043, 144A	3,367,173
7,834,330	Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 7/15/2041, 144A	8,128,109

		201,470,098

	Aerospace & Defense – 1.1%
2,100,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	2,142,000
78,795,000	Textron, Inc., 5.950%, 9/21/2021	91,270,297
11,040,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	20,150,326

		113,562,623

	Airlines – 2.6%
4,814,356	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	4,886,571
11,384,683	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	11,812,975
18,340,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	19,486,250
15,940	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	16,188

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$426,953	Continental Airlines Pass Through Trust, Series 1998-1, Class A, 6.648%, 3/15/2019	$442,408
711,446	Continental Airlines Pass Through Trust, Series 1999-1, Class A, 6.545%, 8/02/2020	781,239
7,579,781	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	8,593,197
1,367,257	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	1,533,789
3,040,289	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	3,283,512
49,497,855	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	54,323,896
10,779,650	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	11,399,480
21,913,886	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	24,105,274
16,758,812	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/2021	19,356,428
2,599,031	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	2,728,983
1,586,442	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	1,840,272
10,644,503	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	12,294,401
22,944,536	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	26,558,300
2,143,678	Delta Air Lines Pass Through Trust, Series 2009-1, Series B, 9. 750%, 6/17/2018	2,422,356
14,922,886	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 1/02/2020	16,415,174
4,939,201	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 5/01/2019	5,522,521
20,266,772	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	21,888,113
318,071	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	354,427
14,171,371	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	16,509,648
8,993,436	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	9,443,108
2,702,942	Virgin Australia Pass Through Trust, Series 2013-1A, 5.000%, 4/23/2025, 144A	2,772,381

		278,770,891

	Automotive – 1.0%
23,581,000	Cummins, Inc., 5.650%, 3/01/2098	29,000,480
5,274,000	Cummins, Inc., 6.750%, 2/15/2027	6,782,923
2,680,000	Ford Motor Co., 6.375%, 2/01/2029	3,235,832
125,000	Ford Motor Co., 6.500%, 8/01/2018	142,997
255,000	Ford Motor Co., 6.625%, 2/15/2028	297,326

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – continued
$5,074,000	Ford Motor Co., 6.625%, 10/01/2028	$6,231,811
3,243,000	Ford Motor Co., 7.400%, 11/01/2046	4,669,865
4,569,000	Ford Motor Co., 7.450%, 7/16/2031	6,202,852
240,000	Ford Motor Co., 7.500%, 8/01/2026	305,779
5,000,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	5,432,740
40,126,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	44,730,739
2,370,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,452,950

		109,486,294

	Banking – 14.2%
22,547,000	AgriBank FCB, 9.125%, 7/15/2019, 144A	28,785,755
1,777,000	Ally Financial, Inc., 8.000%, 11/01/2031	2,261,232
7,200,000	American Express Centurion Bank, Series BKN1, 6.000%, 9/13/2017	8,024,270
35,878,000	Associates Corp. of North America, 6.950%, 11/01/2018	41,905,145
11,400,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	4,097,773
11,641,000	Bank of America Corp., 2.600%, 1/15/2019	11,731,520
3,590,000	Bank of America Corp., 5.420%, 3/15/2017	3,849,008
3,132,000	Bank of America Corp., EMTN, 4.625%, 9/14/2018, (EUR)	4,252,553
16,757,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	16,758,290
100,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	99,776
11,000,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	12,274,383
2,393,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	2,892,209
17,249,000	Bank of America NA, 5.300%, 3/15/2017	18,528,272
1,056,000	Barclays Bank PLC, 6.050%, 12/04/2017, 144A	1,161,507
7,110,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	6,533,062
2,173,000	Bear Stearns Cos., Inc. (The), 4.650%, 7/02/2018	2,354,704
370,000	BNP Paribas/Australia, 7.000%, 5/24/2016, (AUD)	317,597
8,994,000	Capital One Financial Corp., 6.150%, 9/01/2016	9,665,285
56,000,000	Citigroup, Inc., 2.500%, 9/26/2018	56,654,304

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$17,000,000	Citigroup, Inc., 3.500%, 5/15/2023	$16,549,330
1,660,000	Citigroup, Inc., 4.500%, 1/14/2022	1,813,978
22,960,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	18,152,020
2,700,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(b)	2,510,665
2,740,000	Citigroup, Inc., 5.875%, 2/22/2033	3,160,554
5,445,000	Citigroup, Inc., 6.125%, 5/15/2018	6,161,965
8,705,000	Citigroup, Inc., 6.125%, 8/25/2036	10,376,978
44,910,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	36,397,913
2,398,000	Citigroup, Inc., EMTN, 1.352%, 11/30/2017, (EUR)(c)	2,895,607
4,750,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 1.700%, 3/19/2018	4,741,697
21,855,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.875%, 2/08/2022	23,248,824
5,265,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.950%, 11/09/2022	5,363,082
86,800,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)	76,914,901
1,174,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	1,419,018
112,330,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	141,240,934
6,645,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	7,447,032
4,467,000	HBOS PLC, 6.000%, 11/01/2033, 144A	5,044,655
1,000,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	1,114,496
700,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	719,250
70,245,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	70,315,947
36,745,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	28,419,821
2,950,000	JPMorgan Chase & Co., EMTN, 1.064%, 5/30/2017, (GBP)(c)	4,535,112
16,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	1,275,995
100,000	Keybank NA, 6.950%, 2/01/2028	130,467
9,787,000	Lloyds Bank PLC, EMTN, 4.570%, 10/13/2015, (CAD)	8,596,521
81,622,000	Lloyds Bank PLC, MTN, 6.500%, 9/14/2020, 144A	94,577,125
6,479,000	Merrill Lynch & Co., Inc., 5.700%, 5/02/2017	7,003,838

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$103,309,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	$121,982,515
40,126,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	48,212,753
78,200,000	Morgan Stanley, 2.125%, 4/25/2018	78,245,278
4,250,000	Morgan Stanley, 3.450%, 11/02/2015	4,332,930
790,000	Morgan Stanley, 4.350%, 9/08/2026	794,720
30,000,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	25,404,493
2,510,000	Morgan Stanley, 4.875%, 11/01/2022	2,665,816
56,867,000	Morgan Stanley, 5.500%, 7/24/2020	64,158,885
5,900,000	Morgan Stanley, 5.750%, 1/25/2021	6,772,911
151,076,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	125,372,779
60,800,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	54,628,966
550,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	932,674
24,100,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	20,613,155
10,695,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	10,828,024
3,800,000	Morgan Stanley, MTN, 7.250%, 5/26/2015, (AUD)	3,152,422
38,206,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	43,126,704
5,187,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	5,908,175
9,400,000	Morgan Stanley, Series F, MTN, 0.681%, 10/18/2016(c)	9,371,791
2,239,000	Morgan Stanley, Series G & H, GMTN, 5.125%, 11/30/2015, (GBP)	3,610,200
2,875,000	National City Bank of Indiana, 4.250%, 7/01/2018	3,074,292
8,638,000	National City Corp., 6.875%, 5/15/2019	10,147,560
35,900,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	39,073,775
5,250,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	6,677,021
6,150,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	8,568,476
1,650,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	2,045,697
700,000	Santander Central Hispano Issuances Ltd., 7.250%, 11/01/2015	732,892
16,175,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	16,849,514

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$1,800,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	$1,875,829
5,600,000	Santander U.S. Debt SAU, 3.724%, 1/20/2015, 144A	5,607,666
3,300,000	Standard Chartered Bank, 6.400%, 9/26/2017, 144A	3,681,338

		1,540,723,621

	Brokerage – 1.2%
27,490,000	Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A	28,167,189
50,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	51,100,360
19,498,000	Jefferies Group LLC, 6.250%, 1/15/2036	19,160,489
8,760,000	Jefferies Group LLC, 6.450%, 6/08/2027	9,088,859
1,693,000	Jefferies Group LLC, 6.875%, 4/15/2021	1,924,535
16,875,000	Jefferies Group LLC, 8.500%, 7/15/2019	20,221,312

		129,662,744

	Building Materials – 1.2%
6,640,000	Masco Corp., 4.800%, 6/15/2015	6,742,309
10,942,000	Masco Corp., 5.850%, 3/15/2017	11,735,295
6,616,000	Masco Corp., 6.125%, 10/03/2016	7,016,268
6,058,000	Masco Corp., 6.500%, 8/15/2032	6,194,305
28,539,000	Masco Corp., 7.125%, 3/15/2020	32,962,545
5,725,000	Masco Corp., 7.750%, 8/01/2029	6,583,750
9,300,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	2,956,324
284,000	Owens Corning, 6.500%, 12/01/2016	309,426
41,379,000	Owens Corning, 7.000%, 12/01/2036	51,262,209

		125,762,431

	Cable Satellite – 1.0%
17,832,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	17,391,495
13,630,000	Time Warner Cable, Inc., 4.125%, 2/15/2021	14,586,690
4,101,000	Time Warner Cable, Inc., 5.850%, 5/01/2017	4,476,442
64,548,000	Time Warner Cable, Inc., 6.750%, 7/01/2018	74,028,617

		110,483,244

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Chemicals – 0.5%
$50,500,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	$50,500,000

	Construction Machinery – 0.1%
6,787,000	Toro Co., 6.625%, 5/01/2037(b)	8,011,232
400,000	United Rentals North America, Inc., 8.375%, 9/15/2020	429,000

		8,440,232

	Consumer Products – 0.3%
7,458,000	Hasbro, Inc., 6.600%, 7/15/2028	8,805,072
6,170,000	Newell Rubbermaid, Inc., 4.000%, 12/01/2024	6,296,948
11,754,000	Snap-on, Inc., 6.700%, 3/01/2019	13,513,162

		28,615,182

	Diversified Manufacturing – 0.0%
1,395,000	Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	1,619,408

	Electric – 2.3%
30,799,011	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	34,977,729
9,643,063	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034	10,702,354
9,066,000	Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017	9,777,345
30,430,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	30,600,408
12,285,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	12,786,474
3,200,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	3,463,232
4,491,000	Endesa S.A., 7.875%, 2/01/2027	5,844,385
40,453,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	47,533,367
9,007,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	11,515,900
7,921,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	15,231,630
5,386,008	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A(b)	5,924,609
50,026,000	Southwestern Electric Power Co., 6.450%, 1/15/2019	58,211,954

		246,569,387

	Finance Companies – 5.1%
66,384,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	75,179,880
3,500,000	GE Capital Australia Funding Pty Ltd., 7.000%, 10/08/2015, (AUD)	2,942,241

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Finance Companies – continued
10,350,000		GE Capital Australia Funding Pty Ltd., MTN, 6.000%, 4/15/2015, (AUD)	$8,516,229
1,874,000		GE Capital Australia Funding Pty Ltd., MTN, 6.000%, 3/15/2019, (AUD)	1,686,144
35,580,000		General Electric Capital Corp., GMTN, 4.250%, 1/17/2018, (NZD)	27,665,812
14,225,000		General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	11,570,620
51,370,000		General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	41,084,612
5,882,000		General Electric Capital Corp., Series A, MTN, 0.531%, 5/13/2024(c)	5,519,104
26,931,000		General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	21,393,962
210,000		International Lease Finance Corp., 3.875%, 4/15/2018	210,000
18,830,000		International Lease Finance Corp., 4.625%, 4/15/2021	19,159,525
27,395,000		International Lease Finance Corp., 5.875%, 4/01/2019	29,518,112
3,063,000		International Lease Finance Corp., 5.875%, 8/15/2022	3,323,355
12,465,000		International Lease Finance Corp., 6.250%, 5/15/2019	13,618,013
60,419,000		International Lease Finance Corp., 7.125%, 9/01/2018, 144A	67,669,280
90,196,000		Navient LLC, 5.500%, 1/25/2023	86,362,670
62,425	(††)	Navient LLC, 6.000%, 12/15/2043	1,342,397
2,270,000		Navient LLC, MTN, 4.625%, 9/25/2017	2,304,050
8,895,000		Navient LLC, MTN, 7.250%, 1/25/2022	9,651,075
641,000		Navient LLC, MTN, 8.000%, 3/25/2020	709,908
15,792,000		Navient LLC, Series A, MTN, 5.000%, 6/15/2018	15,673,560
19,496,000		Navient LLC, Series A, MTN, 5.625%, 8/01/2033	14,719,480
19,727,000		Springleaf Finance Corp., 5.250%, 12/15/2019	19,332,460
48,535,000		Springleaf Finance Corp., 7.750%, 10/01/2021	54,359,200
19,414,000		Springleaf Finance Corp., 8.250%, 10/01/2023	21,743,680

			555,255,369

		Financial Other – 0.4%
26,914,000		National Life Insurance Co., 10.500%, 9/15/2039, 144A	42,535,532

		Government Guaranteed – 0.4%
12,910,000		Instituto de Credito Oficial, EMTN, 4.530%, 3/17/2016, (CAD)	11,324,086

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Government Guaranteed – continued
4,000,000	Japan Bank for International Cooperation (Japan), 2.300%, 3/19/2018, (CAD)	$3,499,466
31,142,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	26,193,849

		41,017,401

	Government Owned - No Guarantee – 1.1%
3,720,000	Abu Dhabi National Energy Co., 6.500%, 10/27/2036, 144A	4,636,050
36,975,000	Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	43,054,060
58,060,000	DP World Ltd., 6.850%, 7/02/2037, 144A	65,478,907
1,000,000	Telekom Malaysia Berhad, 7.875%, 8/01/2025, 144A	1,323,050

		114,492,067

	Health Insurance – 0.0%
1,569,000	CIGNA Corp., 7.875%, 5/15/2027	2,143,745
1,174,000	CIGNA Corp., (Step to 8.080% on 1/15/2023), 8.300%, 1/15/2033(d)	1,696,641

		3,840,386

	Healthcare – 1.8%
7,692,000	Boston Scientific Corp., 6.000%, 1/15/2020	8,668,722
7,374,000	Covidien International Finance S.A., 6.000%, 10/15/2017	8,252,177
9,459,000	Express Scripts, Inc., 7.250%, 6/15/2019	11,357,015
6,440,000	HCA, Inc., 4.750%, 5/01/2023	6,552,700
73,785,000	HCA, Inc., 5.250%, 4/15/2025	77,105,325
802,000	HCA, Inc., 5.875%, 3/15/2022	878,190
52,905,000	HCA, Inc., 5.875%, 5/01/2023	55,748,644
2,936,000	HCA, Inc., 7.050%, 12/01/2027	2,980,040
4,119,000	HCA, Inc., 7.500%, 12/15/2023	4,613,280
1,282,000	HCA, Inc., 7.500%, 11/06/2033	1,346,100
3,807,000	HCA, Inc., 7.690%, 6/15/2025	4,282,875
4,164,000	HCA, Inc., 8.360%, 4/15/2024	4,892,700
1,199,000	HCA, Inc., MTN, 7.580%, 9/15/2025	1,336,885
3,068,000	HCA, Inc., MTN, 7.750%, 7/15/2036	3,282,760

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$2,200,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	$2,068,000

		193,365,413

	Home Construction – 0.1%
9,200,000	Pulte Group, Inc., 6.000%, 2/15/2035	8,786,000
3,567,000	Pulte Group, Inc., 6.375%, 5/15/2033	3,567,000

		12,353,000

	Independent Energy – 0.8%
2,955,000	Continental Resources, Inc., 3.800%, 6/01/2024	2,643,380
610,000	Continental Resources, Inc., 4.500%, 4/15/2023	580,202
9,787,000	EQT Corp., 8.125%, 6/01/2019	11,798,953
60,038,000	Equitable Resources, Inc., 6.500%, 4/01/2018	67,563,163
7,240,000	Newfield Exploration Co., 5.625%, 7/01/2024	7,163,075

		89,748,773

	Industrial Other – 0.1%
4,893,000	Worthington Industries, Inc., 6.500%, 4/15/2020	5,558,252

	Life Insurance – 0.8%
3,920,000	American International Group, Inc., 4.125%, 2/15/2024	4,172,887
1,475,000	American International Group, Inc., 4.875%, 6/01/2022	1,656,932
1,515,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	1,693,922
2,036,000	American International Group, Inc., Series MP, MTN, 5.450%, 5/18/2017	2,221,476
600,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, (GBP)(h)	1,005,485
5,900,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	8,115,588
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	17,181,225
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	11,917,528
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	7,330,278
2,872,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	3,757,975
14,489,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	21,124,498
4,732,000	Unum Group, 7.125%, 9/30/2016	5,169,137

		85,346,931

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Local Authorities – 2.0%
7,448,000	Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	$5,891,214
37,829,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	32,181,040
152,895,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	138,306,259
17,930,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	15,635,691
8,104	Province of Alberta, 5.930%, 9/16/2016, (CAD)	7,292
489,000	Province of Nova Scotia, 6.600%, 6/01/2027, (CAD)	583,849
29,791,000	Province of Quebec, Canada, Series QC, 6.750%, 11/09/2015, (NZD)	23,760,919

		216,366,264

	Lodging – 0.5%
52,516,000	Choice Hotels International, Inc., 5.700%, 8/28/2020	56,585,990
100,000	Wyndham Worldwide Corp., 6.000%, 12/01/2016	107,530

		56,693,520

	Media Entertainment – 0.4%
4,482,000	21st Century Fox America, Inc., 8.150%, 10/17/2036	6,578,944
358,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	20,779,396
5,000,000	iHeartCommunications, Inc., 9.000%, 3/01/2021	4,900,000
1,805,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	1,850,125
4,445,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	4,911,725
3,616,000	Viacom, Inc., 6.125%, 10/05/2017	4,024,388

		43,044,578

	Metals & Mining – 2.3%
1,523,709	1839688 Alberta ULC, 14.000% (14.000% PIK), 2/13/2020(e)	1,348,482
15,000,000	Alcoa, Inc., 5.400%, 4/15/2021	16,245,510
15,060,000	Alcoa, Inc., 5.870%, 2/23/2022	16,658,002
45,700,000	Alcoa, Inc., 5.900%, 2/01/2027	49,773,881
5,505,000	Alcoa, Inc., 5.950%, 2/01/2037	5,623,671
5,804,000	Alcoa, Inc., 6.750%, 1/15/2028	6,527,086
430,000	ArcelorMittal, 6.000%, 3/01/2021	447,200
4,085,000	ArcelorMittal, 6.750%, 2/25/2022	4,360,738

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
$47,920,000	ArcelorMittal, 7.250%, 3/01/2041	$48,399,200
19,365,000	ArcelorMittal, 7.500%, 10/15/2039	20,042,775
20,625,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	18,768,750
15,701,000	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., 6.500%, 11/15/2020	16,995,861
4,612,000	United States Steel Corp., 6.650%, 6/01/2037	4,196,920
31,210,000	United States Steel Corp., 7.000%, 2/01/2018	33,082,600
3,655,000	Vale Overseas Ltd., 6.875%, 11/21/2036	3,853,064

		246,323,740

	Midstream – 2.0%
650,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	680,350
525,000	Energy Transfer Partners LP, 4.150%, 10/01/2020	538,219
3,328,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	3,999,424
14,300,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	15,545,559
14,660,000	Kinder Morgan Energy Partners LP, 3.500%, 9/01/2023	13,917,412
3,105,000	Kinder Morgan Energy Partners LP, 5.300%, 9/15/2020	3,343,582
7,461,000	Kinder Morgan Energy Partners LP, 5.800%, 3/01/2021	8,262,147
303,000	Kinder Morgan Finance Co. LLC, 5.700%, 1/05/2016	314,550
8,715,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	8,562,487
85,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	87,975
1,745,000	NiSource Finance Corp., 6.125%, 3/01/2022	2,068,457
22,365,000	NiSource Finance Corp., 6.400%, 3/15/2018	25,472,125
21,614,000	NiSource Finance Corp., 6.800%, 1/15/2019	25,374,858
9,899,000	Panhandle Eastern Pipeline Co., 6.200%, 11/01/2017	11,001,630
47,594,000	Panhandle Eastern Pipeline Co., 7.000%, 6/15/2018	54,086,012
1,404,000	Panhandle Eastern Pipeline Co., 8.125%, 6/01/2019	1,703,845
1,880,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	2,048,890
15,683,000	Plains All American Pipeline LP/PAA Finance Corp., 6.500%, 5/01/2018	17,791,423
4,125,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	4,435,365

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$19,574,000	Texas Eastern Transmission LP, 6.000%, 9/15/2017, 144A	$21,634,555

		220,868,865

	Mortgage Related – 0.0%
30,509	FHLMC, 5.000%, 12/01/2031	33,648
5,386	FNMA, 6.000%, 7/01/2029	6,176

		39,824

	Non-Agency Commercial Mortgage-Backed Securities – 2.3%
11,450,000	CDGJ Commercial Mortgage Trust Pass Through Certificates, Series 2014-BXCH, 2.650%, 12/15/2027, 144A(c)	11,453,664
2,609,510	Column Canada Issuer Corp., Series 2006-WEM, Class A1, 4.591%, 1/15/2022, (CAD)	2,287,644
3,514,000	Column Canada Issuer Corp., Series 2006-WEM, Class A2, 4.934%, 1/15/2022, (CAD)	3,168,589
9,785,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV3, 3.103%, 10/15/2031, 144A(b)(c)	9,793,904
8,515,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV4, 4.303%, 10/15/2031, 144A(b)(c)	8,538,161
48,456,977	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.702%, 6/15/2039(c)	51,759,223
28,554,617	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.898%, 9/15/2039(c)	30,702,238
6,711,090	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	7,238,904
69,500,000	Extended Stay America Trust, Series 2013, Class 7-ESH7, 3.902%, 12/05/2031, 144A	70,471,332
10,405,815	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	8,957,527
27,000,000	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)	23,413,169
9,786,870	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.796%, 8/12/2045, 144A(c)	10,532,120
6,851,000	Vornado DP LLC, Series 2010-VNO, Class D, 6.356%, 9/13/2028, 144A	7,957,108
2,125,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.550%, 3/15/2044, 144A(c)	2,255,303

		248,528,886

	Oil Field Services – 0.4%
5,000,000	Nabors Industries, Inc., 5.100%, 9/15/2023	4,747,265
12,575,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	13,128,300
23,338,000	Rowan Cos., Inc., 7.875%, 8/01/2019	26,594,211
587,000	Transocean Ltd., 7.375%, 4/15/2018	578,790

		45,048,566

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Paper – 1.1%
$4,365,000	Celulosa Arauco y Constitucion S.A., 7.250%, 7/29/2019	$5,109,368
23,225,000	Georgia-Pacific LLC, 5.400%, 11/01/2020, 144A	26,133,653
644,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	906,793
1,031,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	1,597,798
7,049,000	International Paper Co., 8.700%, 6/15/2038	10,625,120
5,270,000	Mead Corp. (The), 7.550%, 3/01/2047(b)	6,610,604
5,068,000	Westvaco Corp., 8.200%, 1/15/2030	6,705,780
26,007,000	Weyerhaeuser Co., 6.875%, 12/15/2033	33,999,107
7,374,000	Weyerhaeuser Co., 7.375%, 10/01/2019	8,797,344
13,539,000	Weyerhaeuser Co., 7.375%, 3/15/2032	18,025,134

		118,510,701

	Property & Casualty Insurance – 0.3%
2,740,000	Fidelity National Financial, Inc., 5.500%, 9/01/2022	2,985,156
9,038,000	Liberty Mutual Group, Inc., 6.500%, 3/15/2035, 144A	11,042,321
1,889,000	MBIA Insurance Corp., 11.491%, 1/15/2033, 144A(c)(f)	1,133,400
6,555,000	Old Republic International Corp., 4.875%, 10/01/2024	6,842,601
7,609,000	Sirius International Group, 6.375%, 3/20/2017, 144A	8,356,691
2,212,000	XLIT Ltd., 6.250%, 5/15/2027	2,670,840
1,463,000	XLIT Ltd., 6.375%, 11/15/2024	1,740,557

		34,771,566

	Railroads – 0.1%
9,787,000	Canadian Pacific Railway Co., 7.250%, 5/15/2019	11,701,142
237,000	Missouri Pacific Railroad Co., 4.750%, 1/01/2030(b)	236,980
1,701,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(b)	1,631,322
191,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(b)	189,783

		13,759,227

	Real Estate Operations/Development – 0.1%
10,276,000	First Industrial LP, 5.950%, 5/15/2017	11,124,232

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Refining – 0.1%
$7,700,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	$8,341,472

	REITs - Apartments – 0.3%
12,243,000	Camden Property Trust, 5.000%, 6/15/2015	12,455,367
16,491,000	Camden Property Trust, 5.700%, 5/15/2017	17,966,730

		30,422,097

	REITs - Diversified – 0.2%
4,140,000	Duke Realty LP, 5.950%, 2/15/2017	4,489,221
19,574,000	Duke Realty LP, 6.500%, 1/15/2018	22,036,018

		26,525,239

	REITs - Health Care – 0.1%
5,972,000	Health Care REIT, Inc., 6.500%, 3/15/2041	7,847,716

	REITs - Office Property – 0.3%
20,817,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	22,591,628
11,306,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	13,101,393

		35,693,021

	REITs - Shopping Centers – 0.0%
4,893,000	Equity One, Inc., 6.000%, 9/15/2017	5,368,360

	REITs - Single Tenant – 0.3%
8,690,000	Realty Income Corp., 5.750%, 1/15/2021	9,957,541
22,701,000	Realty Income Corp., 6.750%, 8/15/2019	26,740,824

		36,698,365

	REITs - Warehouse/Industrials – 0.2%
18,869,000	ProLogis LP, 7.375%, 10/30/2019	22,693,048

	Restaurants – 0.1%
10,320,000	Darden Restaurants, Inc., 6.000%, 8/15/2035	10,422,251

	Retailers – 0.3%
1,696,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	1,475,520
5,979,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	3,886,350
5,446,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	3,594,360

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Retailers – continued
$10,467,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	$12,806,228
8,064,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	9,609,538
3,755,000	Phillips-Van Heusen Corp., 7.750%, 11/15/2023	4,597,431

		35,969,427

	Sovereigns – 0.3%
33,600,000	Republic of Iceland, 5.875%, 5/11/2022, 144A	37,656,024

	Supermarkets – 0.8%
44,985,000	Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., 7.750%, 10/15/2022, 144A	46,109,625
1,120,000	Delhaize Group S.A., 5.700%, 10/01/2040	1,175,055
3,269,000	Kroger Co. (The), 6.400%, 8/15/2017	3,653,882
6,595,000	New Albertson’s, Inc., 7.450%, 8/01/2029	5,902,525
7,875,000	New Albertson’s, Inc., 8.000%, 5/01/2031	7,126,875
979,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	778,305
17,290,000	SUPERVALU, Inc., 6.750%, 6/01/2021	16,987,425

		81,733,692

	Supranational – 0.4%
9,640,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	9,079,460
12,982,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	10,685,650
58,420,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	20,863,030

		40,628,140

	Technology – 1.4%
4,600,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	4,393,000
1,028,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	1,164,441
1,507,000	Avnet, Inc., 6.625%, 9/15/2016	1,628,713
7,487,000	Corning, Inc., 7.250%, 8/15/2036	9,726,586
7,051,000	Equifax, Inc., 7.000%, 7/01/2037	9,181,312
70,969,000	Ingram Micro, Inc., 5.250%, 9/01/2017	76,783,703
7,795,000	Intuit, Inc., 5.750%, 3/15/2017	8,566,752
16,735,000	KLA-Tencor Corp., 5.650%, 11/01/2034	17,754,697

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Technology – continued
$1,502,000		Motorola Solutions, Inc., 6.625%, 11/15/2037	$1,723,037
1,833,000		Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	2,300,855
5,603,000		Tyco Electronics Group S.A., 6.550%, 10/01/2017	6,306,899
561,000		Xerox Corp., 6.350%, 5/15/2018	634,334
7,110,000		Xerox Corp., 6.750%, 2/01/2017	7,836,841

			148,001,170

		Transportation Services – 0.8%
8,436,000		Erac USA Finance Co., 6.375%, 10/15/2017, 144A	9,471,957
2,824,000		Erac USA Finance Co., 6.700%, 6/01/2034, 144A	3,632,774
51,504,000		Erac USA Finance Co., 7.000%, 10/15/2037, 144A	69,407,460

			82,512,191

		Treasuries – 26.6%
312,405,000		Canadian Government, 1.000%, 8/01/2016, (CAD)	268,918,912
209,501,000		Canadian Government, 1.250%, 9/01/2018, (CAD)	180,757,275
61,795,000		Canadian Government, 1.750%, 9/01/2019, (CAD)	54,167,695
372,145,000		Canadian Government, 2.500%, 6/01/2015, (CAD)	322,293,970
90,055,000		Canadian Government, 2.750%, 9/01/2016, (CAD)	79,751,152
156,655,000		Canadian Government, 3.000%, 12/01/2015, (CAD)	137,254,482
4,159,000		Canadian Government, 4.000%, 6/01/2016, (CAD)	3,730,105
2,755,000	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	21,208,799
2,965,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	22,426,644
7,555,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	58,851,139
1,925,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	15,765,905
23,970,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	212,798,524
36,850,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	30,346,508
109,763,000		New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	91,456,538
974,276,000		Norway Government Bond, 4.250%, 5/19/2017, (NOK)	141,133,676
802,302,000		Norway Government Bond, 5.000%, 5/15/2015, (NOK)	109,139,338

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
43,590,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	$15,045,454
23,848,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	9,007,370
1,040,764,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	6,314,898
391,985,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	2,523,403
1,195,394,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	7,992,419
500,000,000	U.S. Treasury Note, 0.375%, 1/31/2016	500,234,500
500,000,000	U.S. Treasury Note, 0.375%, 3/31/2016	499,922,000
60,000,000	U.S. Treasury Note, 0.375%, 4/30/2016	59,990,640
25,000,000	U.S. Treasury Note, 0.500%, 6/30/2016	25,007,800

		2,876,039,146

	Wireless – 0.5%
559,910,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	37,096,469
58,200,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	3,956,247
6,373,000	Sprint Capital Corp., 6.875%, 11/15/2028	5,608,240
1,996,000	Sprint Capital Corp., 6.900%, 5/01/2019	2,035,920
612,000	Sprint Capital Corp., 8.750%, 3/15/2032	592,110
598,000	Sprint Communications, Inc., 6.000%, 11/15/2022	550,160

		49,839,146

	Wirelines – 3.6%
406,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	463,584
2,936,000	BellSouth Telecommunications LLC, 5.850%, 11/15/2045	3,190,783
62,040,000	CenturyLink, Inc., 6.450%, 6/15/2021	66,537,900
4,990,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	4,990,000
2,708,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	2,680,920
24,103,000	Embarq Corp., 7.995%, 6/01/2036	26,935,103
825,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	869,344
200,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	211,000
5,200,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	1,780,152

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
8,450,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	$10,144,147
18,850,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	23,844,972
300,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	374,519
1,698,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,864,404
2,755,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	2,755,000
4,370,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	4,708,675
3,469,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	3,521,035
333,000	Qwest Corp., 6.500%, 6/01/2017	364,062
14,480,000	Qwest Corp., 6.875%, 9/15/2033	14,524,396
4,668,000	Qwest Corp., 7.200%, 11/10/2026	4,684,408
9,077,000	Qwest Corp., 7.250%, 9/15/2025	10,810,471
9,474,000	Qwest Corp., 7.250%, 10/15/2035	9,765,165
46,411,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	46,411,000
23,660,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	24,251,500
4,200,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	4,496,709
525,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	581,178
975,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	1,087,117
14,375,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	18,910,039
4,100,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	7,355,980
9,100,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	16,431,205
2,100,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	3,849,979
14,137,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	12,963,013
54,665,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	52,621,062
2,642,000	Verizon New England, Inc., 7.875%, 11/15/2029	3,457,115
2,095,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	2,342,748

		389,778,685

	Total Non-Convertible Bonds (Identified Cost $8,889,878,155)	9,317,665,034

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – 4.5%
	Consumer Products – 0.0%
$3,905,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044, 144A	$3,970,897

	Energy – 0.4%
34,700,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	33,702,375
11,225,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	11,210,969

		44,913,344

	Property & Casualty Insurance – 0.8%
72,915,000	Old Republic International Corp., 3.750%, 3/15/2018	84,490,256

	REITs - Warehouse/Industrials – 0.3%
27,359,000	ProLogis LP, 3.250%, 3/15/2015	30,402,689

	Retailers – 0.2%
27,435,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021, 144A	26,131,837

	Technology – 2.8%
35,120,000	Intel Corp., 3.482%, 12/15/2035(c)	46,138,900
137,016,000	Intel Corp., 3.250%, 8/01/2039	238,236,570
11,515,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	16,279,331
376,337	Liberty Media LLC, 3.500%, 1/15/2031	339,465

		300,994,266

	Total Convertible Bonds (Identified Cost $353,837,173)	490,903,289

Municipals – 0.9%
	District of Columbia – 0.2%
14,680,000	Metropolitan Washington Airports Authority, 7.462%, 10/01/2046	19,979,774

	Illinois – 0.5%
24,640,000	State of Illinois, 5.100%, 6/01/2033	24,459,881
33,395,000	State of Illinois, Series B, 5.520%, 4/01/2038	32,902,424

		57,362,305

	Michigan – 0.0%
2,310,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	1,999,582

	Ohio – 0.1%
5,075,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047	4,128,005

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Municipals – continued
	Virginia – 0.1%
$13,605,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	$10,221,165

	Total Municipals (Identified Cost $87,680,864)	93,690,831

	Total Bonds and Notes (Identified Cost $9,331,396,192)	9,902,259,154

Senior Loans – 0.4%
	Finance Companies – 0.3%
22,859,562	AWAS Finance Luxembourg 2012 S.A., New Term Loan, 3.500%, 7/16/2018(c)	22,497,695
14,773,393	AWAS Finance Luxembourg S.a.r.l., Term Loan B, 3.500%, 6/10/2016(c)	14,603,499

		37,101,194

	Supermarkets – 0.1%
9,084,349	Supervalu, Inc., Refi Term Loan B, 4.500%, 3/21/2019(c)	8,907,749

	Total Senior Loans (Identified Cost $46,707,885)	46,008,943

Shares
Common Stocks – 4.3%
	Automobiles – 0.6%
4,063,816	Ford Motor Co.	62,989,148

	Electronic Equipment, Instruments & Components – 3.7%
17,550,000	Corning, Inc.	402,421,500

	Total Common Stocks (Identified Cost $261,481,587)	465,410,648

Preferred Stocks – 0.2%
	Energy – 0.0%
43,031	Chesapeake Energy Corp., 5.000%(g)	4,069,119

	Metals & Mining – 0.1%
340,285	ArcelorMittal, 6.000%	5,886,931

	REITs - Diversified – 0.1%
258,873	Weyerhaeuser Co., Series A, 6.375%	14,936,972

	Total Preferred Stocks (Identified Cost $25,066,559)	24,893,022

Principal Amount (‡)
Short-Term Investments – 2.3%
$245,141,692	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2014 at 0.010% to be repurchased at $245,141,828 on 1/2/2015 collateralized by $67,120,000 U.S. Treasury Bond, 3.625% due 8/15/2043 valued at $79,705,000; $165,785,000 U.S. Treasury Note, 2.375% due 8/15/2024 valued at $170,344,088 including accrued interest(i) (Identified Cost $245,141,692)	245,141,692

	Total Investments – 98.8% (Identified Cost $9,909,793,915)(a)	10,683,713,459
	Other assets less liabilities – 1.2%	131,170,425

	Net Assets – 100.0%	$10,814,883,884

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2014, the net unrealized appreciation on investments based on a cost of $9,954,005,977 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,106,547,923
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(376,840,441)

Net unrealized appreciation	$729,707,482

(b)	Illiquid security. At December 31, 2014, the value of these securities amounted to $100,929,325 or 0.9% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(c)	Variable rate security. Rate as of December 31, 2014 is disclosed.
(d)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended December 31, 2014, the issuer has not paid out any interest payments.
(f)	Non-income producing security.
(g)	Fair valued by the Fund’s adviser or deemed to be fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2014, the value of this security amounted to $4,069,119 or less than 0.1% of net assets.
(h)	Perpetual bond with no specified maturity date.

(i)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the value of Rule 144A holdings amounted to $1,524,291,678 or 14.1% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-In-Kind
REMIC	Real Estate Mortgage Investment Conduit

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$80,665,076	$120,805,022	(a)	$201,470,098
Airlines	—	14,585,356	264,185,535	(a)	278,770,891
Finance Companies	1,342,397	553,912,972	—		555,255,369
Health Insurance	—	2,143,745	1,696,641	(a)	3,840,386
Non-Agency Commercial Mortgage-Backed Securities	—	230,196,821	18,332,065	(a)	248,528,886
All Other Non-Convertible Bonds*	—	8,029,799,404	—		8,029,799,404

Total Non-Convertible Bonds	1,342,397	8,911,303,374	405,019,263		9,317,665,034

Convertible Bonds*	—	490,903,289	—		490,903,289
Municipals*	—	93,690,831	—		93,690,831

Total Bonds and Notes	1,342,397	9,495,897,494	405,019,263		9,902,259,154

Senior Loans*	—	46,008,943	—		46,008,943
Common Stocks*	465,410,648	—	—		465,410,648
Preferred Stocks*	20,823,903	4,069,119	—		24,893,022
Short-Term Investments	—	245,141,692	—		245,141,692

Total	$487,576,948	$9,791,117,248	$405,019,263		$10,683,713,459

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.

A preferred stock valued at $4,217,042 was transferred from Level 1 to Level 2 during the period ended December 31, 2014. At December 31, 2013, this security was valued at the last sale price in accordance with the Fund’s valuation policies. At December 31, 2014, this security was fair valued on the basis of evaluated bids furnished to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

The Fund’s pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management and the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ investment adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2014 and/or December 31, 2014:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2014
Bonds and Notes
Non-Convertible Bonds
ABS Other	$121,211,469	$—	$2,312	$846,963	$—	$(1,255,722)	$—	$—	$120,805,022	$933,773
Airlines	272,473,977	109,392	158,880	(2,736,789)	—	(5,819,925)	—	—	264,185,535	(1,703,205)
Health Insurance	—	926	—	79,622	—	—	1,616,093	—	1,696,641	79,622
Non-Convertible Bonds
Metals & Mining	1,720,500	8,836	376	553,716	—	(2,283,428)	—	—	—	—
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	(114)	18,332,179	—	—	—	18,332,065	(114)

Total	$395,405,946	$119,154	$161,568	$(1,256,602)	$18,332,179	$(9,359,075)	$1,616,093	$—	$405,019,263	$(689,924)

A debt security valued at $1,616,093 was transferred from Level 2 to Level 3 during the period ended December 31, 2014. At December 31, 2013, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2014, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2014 (Unaudited)

Treasuries	26.6%
Banking	14.2
Finance Companies	5.4
Technology	4.2
Electronic Equipment, Instruments & Components	3.7
Wirelines	3.6
Airlines	2.6
Metals & Mining	2.4
Non-Agency Commercial Mortgage-Backed Securities	2.3
Electric	2.3
Midstream	2.0
Local Authorities	2.0
Other Investments, less than 2% each	25.2
Short-Term Investments	2.3

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2014 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 98.9% of Net Assets
	ABS Car Loan – 2.8%
$2,200,000	Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/2019, 144A	$2,200,693
1,640,000	Capital Auto Receivables Asset Trust, Series 2014-2, Class A3, 1.260%, 5/21/2018	1,643,664
1,165,000	Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A, 1.500%, 4/15/2021, 144A	1,167,307
2,695,000	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A, 1.880%, 3/15/2022, 144A	2,695,097
2,350,000	First Investors Auto Owner Trust, Series 2013-3A, Class A3, 1.440%, 10/15/2019, 144A	2,354,282
1,045,000	First Investors Auto Owner Trust, Series 2014-1A, Class A3, 1.490%, 1/15/2020, 144A	1,045,474
625,000	Ford Credit Auto Owner Trust, Series 2014-1, Class A, 2.260%, 11/15/2025, 144A	628,336
7,375,000	NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A, 1.920%, 10/15/2019, 144A	7,358,583
2,120,000	Tidewater Auto Receivables Trust, Series 2014-AA, Class A3, 1.400%, 7/15/2018, 144A	2,115,173

		21,208,609

	ABS Credit Card – 0.9%
3,220,000	GE Capital Credit Card Master Note Trust, Series 2012-7, Class A, 1.760%, 9/15/2022	3,144,510
3,400,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	3,534,742

		6,679,252

	ABS Home Equity – 0.1%
251,501	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035	256,425
149,817	Residential Funding Mortgage Securities II, Series 2002-HI5, Class A7, 6.200%, 1/25/2028(b)	152,083

		408,508

	ABS Other – 0.4%
3,000,000	Ally Master Owner Trust, Series 2012-5, Class A, 1.540%, 9/15/2019	2,977,332

	Agency Commercial Mortgage-Backed Securities – 10.8%
6,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2, 4.251%, 1/25/2020	6,590,634
4,305,000	FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2, 3.871%, 4/25/2021	4,685,080
3,535,000	FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A2, 2.699%, 5/25/2018	3,654,069
700,000	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	716,976
2,590,000	FHLMC Multifamily Structured Pass Through Certificates, Series K706, Class A2, 2.323%, 10/25/2018	2,642,313
7,910,000	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019	7,998,639
34,370,000	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019	34,087,341

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$4,035,614	FHLMC Multifamily Structured Pass Through Certificates, Series KF01, Class A, 0.520%, 4/25/2019(c)	$4,037,531
2,255,000	FHLMC Multifamily Structured Pass Through Certificates, Series KF06, Class A, 0.484%, 11/25/2021(c)	2,255,000
296,116	Government National Mortgage Association, Series 2003-72, Class Z, 5.361%, 11/16/2045(c)	320,659
262,559	Government National Mortgage Association, Series 2003-88, Class Z, 4.985%, 3/16/2046(c)	281,222
13,260,000	Government National Mortgage Association, Series 2013-52, Class KX, 15.792%, 8/16/2051(c)	14,259,162

		81,528,626

	Collateralized Mortgage Obligations – 11.9%
155,875	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 1.850%, 5/15/2023(c)	158,260
100,825	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 1.710%, 8/15/2023(c)	101,600
373,365	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029	411,896
433,640	Federal Home Loan Mortgage Corp., REMIC, Series 2646, Class FM, 0.561%, 11/15/2032(c)	435,217
2,437,329	Federal Home Loan Mortgage Corp., REMIC, Series 2874, Class BC, 5.000%, 10/15/2019	2,587,820
3,703,578	Federal Home Loan Mortgage Corp., REMIC, Series 2931, Class DE, 4.000%, 2/15/2020	3,865,888
3,437,931	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035	3,803,562
3,510,000	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035	3,817,817
3,167,984	Federal Home Loan Mortgage Corp., REMIC, Series 3057, Class PE, 5.500%, 11/15/2034	3,285,041
5,904,632	Federal Home Loan Mortgage Corp., REMIC, Series 3412, Class AY, 5.500%, 2/15/2038	6,409,188
2,950,156	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 4.149%, 6/15/2048	3,083,273
3,759,540	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.244%, 12/15/2036	3,919,753
201,392	Federal Home Loan Mortgage Corp., REMIC, Series 3802, Class BA, 4.500%, 11/15/2028	206,670
123,105	Federal National Mortgage Association, REMIC, Series 1992-162, Class FB, 1.880%, 9/25/2022(c)	125,711
98,437	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 1.830%, 4/25/2024(c)	99,502
23,308	Federal National Mortgage Association, REMIC, Series 2002-W10, Class A7, 3.738%, 8/25/2042(c)	23,227
1,697,948	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025	1,862,089
1,782,671	Federal National Mortgage Association, REMIC, Series 2005-33, Class QD, 5.000%, 1/25/2034	1,869,341
1,654,189	Federal National Mortgage Association, REMIC, Series 2007-73, Class A1, 0.230%, 7/25/2037(c)	1,605,651
3,606,662	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.776%, 8/25/2038(c)	3,647,636
85,338	Federal National Mortgage Association, REMIC, Series G93-19, Class FD, 1.490%, 4/25/2023(c)	86,216
13,572	FHLMC Structured Pass Through Securities, Series T-60, Class 2A1, 3.313%, 3/25/2044(c)	14,130

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$2,945,660	Government National Mortgage Association, Series 2012-124, Class HT, 7.216%, 7/20/2032(c)	$3,344,105
7,809,926	Government National Mortgage Association, Series 2012-H29, Class HF, 0.656%, 10/20/2062(c)	7,834,995
7,553,960	Government National Mortgage Association, Series 2013-H02, Class GF, 0.656%, 12/20/2062(c)	7,582,522
5,505,423	Government National Mortgage Association, Series 2013-H08, Class FA, 0.506%, 3/20/2063(c)	5,452,725
4,553,907	Government National Mortgage Association, Series 2013-H10, Class FA, 0.556%, 3/20/2063(c)	4,514,439
14,022,424	Government National Mortgage Association, Series 2013-H22, Class FT, 0.760%, 4/20/2063(c)	14,062,500
557,536	NCUA Guaranteed Notes, Series 2010-A1, Class A, 0.512%, 12/07/2020(c)	558,166
1,603,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900%, 10/29/2020	1,645,965
1,218,770	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 0.607%, 10/07/2020(c)	1,226,086
1,769,986	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 0.717%, 12/08/2020(c)	1,786,856
109,503	NCUA Guaranteed Notes, Series 2010-R3, Class 2A, 0.717%, 12/08/2020(c)	110,557

		89,538,404

	Hybrid ARMs – 19.4%
1,560,176	FHLMC, 2.124%, 6/01/2037(c)	1,666,760
4,115,722	FHLMC, 2.273%, 9/01/2035(c)	4,404,802
1,701,156	FHLMC, 2.290%, 4/01/2036(c)	1,774,051
1,198,931	FHLMC, 2.313%, 11/01/2038(c)	1,281,677
3,249,769	FHLMC, 2.345%, 7/01/2033	3,457,372
2,469,376	FHLMC, 2.370%, 3/01/2036(c)	2,630,519
8,125,166	FHLMC, 2.373%, 3/01/2037(c)	8,665,005
803,916	FHLMC, 2.375%, 2/01/2035(c)	862,995
5,424,940	FHLMC, 2.375%, 2/01/2036(c)	5,794,420
2,109,720	FHLMC, 2.376%, 9/01/2038(c)	2,244,800
427,448	FHLMC, 2.385%, 9/01/2038(c)	458,945
1,018,611	FHLMC, 2.399%, 4/01/2037(c)	1,090,655
2,688,204	FHLMC, 2.416%, 2/01/2036(c)	2,874,773
1,887,359	FHLMC, 2.457%, 3/01/2038(c)	2,028,385
978,579	FHLMC, 2.481%, 12/01/2034(c)	1,049,051
3,174,076	FHLMC, 2.484%, 4/01/2037(c)	3,403,455

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Hybrid ARMs – continued
$787,597	FHLMC, 2.805%, 3/01/2037(c)	$849,638
925,659	FHLMC, 2.913%, 11/01/2038(c)	985,327
1,695,125	FHLMC, 3.858%, 9/01/2038(c)	1,789,691
205,356	FHLMC, 5.441%, 12/01/2037(c)	214,865
293,211	FNMA, 1.909%, 2/01/2037(c)	309,002
3,284,079	FNMA, 1.922%, 7/01/2035(c)	3,458,870
6,522,545	FNMA, 2.037%, 9/01/2037(c)	7,003,794
5,101,824	FNMA, 2.106%, 4/01/2037(c)	5,405,648
4,863,658	FNMA, 2.148%, 7/01/2035(c)	5,176,473
547,513	FNMA, 2.158%, 8/01/2035(c)	586,760
1,316,996	FNMA, 2.169%, 8/01/2034(c)	1,432,155
945,924	FNMA, 2.219%, 10/01/2033(c)	1,008,925
933,977	FNMA, 2.255%, 9/01/2034(c)	1,002,757
2,362,273	FNMA, 2.268%, 4/01/2037(c)	2,537,053
1,600,794	FNMA, 2.270%, 9/01/2036	1,708,398
4,145,355	FNMA, 2.289%, 11/01/2033(c)	4,405,651
810,681	FNMA, 2.310%, 12/01/2034	863,700
1,588,940	FNMA, 2.310%, 1/01/2036(c)	1,700,650
1,926,061	FNMA, 2.318%, 4/01/2034	2,051,558
2,471,523	FNMA, 2.331%, 6/01/2036(c)	2,635,397
537,921	FNMA, 2.334%, 4/01/2033(c)	577,387
8,610,873	FNMA, 2.337%, 10/01/2034(c)	9,262,582
6,248,873	FNMA, 2.345%, 4/01/2034(c)	6,690,981
3,953,594	FNMA, 2.348%, 8/01/2035(c)	4,187,503
4,656,825	FNMA, 2.372%, 9/01/2037(c)	4,973,198
4,995,865	FNMA, 2.405%, 6/01/2037(c)	5,382,241
2,322,086	FNMA, 2.412%, 6/01/2033	2,454,838
2,883,390	FNMA, 2.412%, 10/01/2033(c)	3,097,560

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Hybrid ARMs – continued
$5,580,503	FNMA, 2.424%, 3/01/2037(c)	$5,998,652
1,883,073	FNMA, 2.445%, 2/01/2047(c)	2,017,374
470,691	FNMA, 2.558%, 8/01/2033(c)	503,345
5,197,024	FNMA, 2.559%, 7/01/2037(c)	5,582,524
616,563	FNMA, 2.625%, 8/01/2036(c)	662,384
1,726,380	FNMA, 2.658%, 5/01/2035(c)	1,859,335
3,189,472	FNMA, 2.973%, 6/01/2035(c)	3,410,343
1,231,067	FNMA, 4.709%, 8/01/2038(c)	1,322,192

		146,796,416

	Mortgage Related – 19.6%
170,238	FHLMC, 3.000%, 10/01/2026	177,145
1,274,969	FHLMC, 4.000%, with various maturities from 2024 to 2042(d)	1,359,361
1,043,110	FHLMC, 4.500%, with various maturities from 2025 to 2034(d)	1,127,189
461,128	FHLMC, 5.500%, 10/01/2023	503,613
39,633	FHLMC, 6.000%, 11/01/2019	42,927
952,364	FHLMC, 6.500%, with various maturities from 2017 to 2034(d)	1,115,584
11,428	FHLMC, 7.000%, 2/01/2016	11,550
619	FHLMC, 7.500%, 6/01/2026	704
690	FHLMC, 8.000%, 9/01/2015	702
2,017	FHLMC, 10.000%, 7/01/2019	2,223
29,975	FHLMC, 11.500%, with various maturities from 2015 to 2020(d)	30,596
213,480	FNMA, 3.000%, 3/01/2042	216,171
3,526,213	FNMA, 5.000%, with various maturities from 2037 to 2038(d)	3,905,525
1,694,294	FNMA, 5.500%, with various maturities from 2018 to 2033(d)	1,871,481
2,833,793	FNMA, 6.000%, with various maturities from 2017 to 2022(d)	3,108,911
463,570	FNMA, 6.500%, with various maturities from 2017 to 2037(d)	525,719
23,002	FNMA, 7.000%, 12/01/2022	23,070
139,356	FNMA, 7.500%, with various maturities from 2015 to 2032(d)	157,690
2,766	FNMA, 8.000%, with various maturities from 2015 to 2016(d)	2,813

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$5,176,447	GNMA, 1.859%, 2/20/2061(c)	$5,426,308
4,015,269	GNMA, 2.044%, 2/20/2063(c)	4,236,635
4,934,818	GNMA, 2.318%, 3/20/2063(c)	5,272,715
2,929,718	GNMA, 2.532%, 2/20/2063(c)	3,144,085
4,792,161	GNMA, 4.479%, 2/20/2062	5,175,212
4,797,933	GNMA, 4.521%, 12/20/2061	5,173,875
7,187,160	GNMA, 4.532%, 12/20/2062	7,847,652
18,147,336	GNMA, 4.556%, 12/20/2061	19,574,896
2,446,860	GNMA, 4.560%, 3/20/2062	2,641,295
12,368,800	GNMA, 4.583%, 11/20/2062	13,489,537
1,563,791	GNMA, 4.599%, 4/20/2063	1,714,190
4,433,510	GNMA, 4.604%, 6/20/2062	4,813,989
1,511,960	GNMA, 4.616%, 8/20/2061	1,625,850
1,890,481	GNMA, 4.639%, 3/20/2062	2,046,937
8,234,796	GNMA, 4.659%, 2/20/2062	8,923,776
3,788,636	GNMA, 4.689%, 2/20/2062	4,101,494
2,027,238	GNMA, 4.698%, 7/20/2061	2,177,845
8,592,447	GNMA, 4.700%, with various maturities in 2061(d)	9,243,353
1,954,455	GNMA, 4.717%, 3/20/2061	2,092,119
1,578,557	GNMA, 4.808%, 8/20/2062	1,708,406
881,331	GNMA, 5.167%, 4/20/2061	949,843
23,829	GNMA, 6.000%, 12/15/2031	27,543
110,396	GNMA, 6.500%, 5/15/2031	129,539
104,212	GNMA, 7.000%, 10/15/2028	120,443
7,820,935	Government National Mortgage Association, Series 2012-H15, Class FA, 0.606%, 5/20/2062(c)	7,843,499
8,539,820	Government National Mortgage Association, Series 2014-H14, Class FA, 0.656%, 7/20/2064(c)	8,476,028
6,245,314	Government National Mortgage Association, Series 2014-H15, Class FA, 0.656%, 7/20/2064(c)	6,210,458

		148,370,496

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – 15.1%
$1,290,000	A10 Securitization LLC, Series 2014-1, Class A1, 1.720%, 4/15/2033, 144A	$1,288,163
1,780,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.612%, 4/10/2049(c)	1,904,554
375,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	400,237
1,254,428	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	1,340,271
3,700,000	CDGJ Commercial Mortgage Trust Pass Through Certificates, Series 2014-BXCH, 1.550%, 12/15/2027, 144A(c)	3,701,217
3,215,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class A, 1.111%, 6/15/2031, 144A(c)	3,209,766
1,362,250	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.142%, 12/10/2049(c)	1,492,225
3,200,500	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	3,388,568
885,000	Commercial Mortgage Pass Through Certificates, Series 2014-BBG, Class A, 0.961%, 3/15/2029, 144A(c)	881,128
3,040,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV1, 2.003%, 10/15/2031, 144A(c)(e)	3,043,922
2,625,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	2,811,987
5,270,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	5,684,475
3,000,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 5.970%, 2/15/2041(c)	3,288,525
1,000,000	Del Coronado Trust, Series 2013-HDC, Class A, 0.961%, 3/15/2026, 144A(c)	998,287
1,200,000	Extended Stay America Trust, Series 2013-ESFL, Class A2FL, 0.857%, 12/05/2031, 144A(c)	1,194,878
3,350,000	GP Portfolio Trust, Series 2014-GPP, Class A, 1.111%, 2/15/2027, 144A(c)	3,341,521
7,778,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	8,423,940
5,000,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	5,333,390
3,555,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(c)	3,578,367
5,535,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, 1.061%, 10/15/2029, 144A(c)	5,538,581
248,913	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4, 5.814%, 6/12/2043	260,942
2,682,570	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.440%, 6/12/2047	2,852,301
4,707,917	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	5,026,073
3,500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-JWRZ, Class A, 0.941%, 4/15/2030, 144A(c)	3,496,994
975,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	1,023,969

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$2,380,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 1.141%, 7/15/2031, 144A(c)	$2,382,509
1,634,989	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 2/15/2040	1,749,141
1,878,897	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.866%, 9/15/2045	2,064,255
1,122,088	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	1,191,992
5,364,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	5,758,785
3,485,000	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.592%, 4/12/2049(c)	3,712,954
1,450,533	Morgan Stanley Capital I, Series 2007-IQ15, Class A4, 5.908%, 6/11/2049(c)	1,577,169
2,083,359	Motel 6 Trust, Series 2012-MTL6, Class A1, 1.500%, 10/05/2025, 144A	2,076,434
1,843,411	PFP III Ltd., Series 2014-1, Class A, 1.331%, 6/14/2031, 144A(c)	1,837,940
3,420,000	Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.212%, 4/15/2032, 144A(c)	3,416,255
1,520,000	SCG Trust, Series 2013-SRP1, Class A, 1.556%, 11/15/2026, 144A(c)	1,521,847
3,700,000	Starwood Retail Property Trust, Inc., 1.381%, 11/15/2027, 144A(c)	3,718,763
3,869,960	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/2048	4,089,994
3,775,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	4,028,393
1,515,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ABS, 3.638%, 5/15/2047	1,594,197

		114,224,909

	Treasuries – 17.9%
7,000,000	U.S. Treasury Note, 0.109%, 4/30/2016(c)	6,999,671
32,865,000	U.S. Treasury Note, 0.625%, 9/30/2017	32,513,246
10,645,000	U.S. Treasury Note, 0.875%, 5/15/2017	10,650,823
33,180,000	U.S. Treasury Note, 0.875%, 10/15/2017	33,052,987
21,055,000	U.S. Treasury Note, 0.875%, 11/15/2017	20,954,652
7,185,000	U.S. Treasury Note, 1.000%, 12/15/2017	7,168,158
21,810,000	U.S. Treasury Note, 1.625%, 3/31/2019	21,907,120
2,385,000	U.S. Treasury Note, 1.625%, 8/31/2019	2,387,609

		135,634,266

	Total Bonds and Notes (Identified Cost $744,539,494)	747,366,818

Principal Amount	Description	Value (†)
Short-Term Investments – 0.8%
$6,136,660	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2014 at 0.010% to be repurchased at $6,136,663 on 1/02/2015 collateralized by $6,095,000 U.S. Treasury Note, 2.375% due 8/15/2024 valued at $6,262,613 including accrued interest(f) (Identified Cost $6,136,660)	$6,136,660

	Total Investments – 99.7% (Identified Cost $750,676,154)(a)	753,503,478
	Other assets less liabilities – 0.3%	2,176,654

	Net Assets – 100.0%	$755,680,132

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2014, the net unrealized appreciation on investments based on a cost of $750,695,377 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$10,013,907
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(7,205,806)

Net unrealized appreciation	$2,808,101

At September 30, 2014, the Fund had a short-term capital loss carryforward of $3,476,934 with no expiration date and a long-term capital loss carryforward of $8,321,892 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Fair valued by the Fund’s adviser or deemed to be fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2014, the value of this security amounted to $152,083 or 0.0% of net assets.
(c)	Variable rate security. Rate as of December 31, 2014 is disclosed.
(d)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e)	Illiquid security. At December 31, 2014, the value of this security amounted to $3,043,922 or 0.4% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(f)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the value of Rule 144A holdings amounted to $64,791,517 or 8.6% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Home Equity	$—	$256,425	$152,083	(a)	$408,508
Agency Commercial Mortgage-Backed Securities	—	67,269,464	14,259,162	(b)	81,528,626
Collateralized Mortgage Obligations	—	88,957,011	581,393	(b)	89,538,404
Non-Agency Commercial Mortgage-Backed Securities	—	111,180,987	3,043,922	(b)	114,224,909
All Other Bonds and Notes*	—	461,666,371	—		461,666,371

Total Bonds and Notes	—	729,330,258	18,036,560		747,366,818

Short-Term Investments	—	6,136,660	—		6,136,660

Total	$—	$735,466,918	$18,036,560		$753,503,478

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2014 and/or December 31, 2014:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2014
Bonds and Notes
ABS Car Loan	$2,694,542	$—	$—	$—	$—	$—	$—	$(2,694,542)	$—	$—
ABS Home Equity	160,459	—	(73)	2,371	—	(10,674)	—	—	152,083	2,296
Agency Commercial Mortgage-Backed Securities	14,488,062	—	—	(228,900)	—	—	—	—	14,259,162	(228,900)
Collateralized Mortgage Obligations	604,116	—	2	(12)	—	(22,713)	—	—	581,393	12
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	(28)	3,043,950	—	—	—	3,043,922	(28)

Total	$17,947,179	$—	$(71)	$(226,569)	$3,043,950	$(33,387)	$—	$(2,694,542)	$18,036,560	$(226,620)

A debt security valued at $2,694,542 was transferred from Level 3 to Level 2 during the period ended December 31, 2014. At December 31, 2013, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At December 31, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2014 (Unaudited)

Mortgage Related	19.6%
Hybrid ARMs	19.4
Treasuries	17.9
Non-Agency Commercial Mortgage-Backed Securities	15.1
Collateralized Mortgage Obligations	11.9
Agency Commercial Mortgage-Backed Securities	10.8
ABS Car Loan	2.8
Other Investments, less than 2% each	1.4
Short-Term Investments	0.8

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2014 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 99.1% of Net Assets
	Aerospace & Defense – 0.8%
210,122	Hexcel Corp.(b)	$8,717,962

	Air Freight & Logistics – 1.4%
378,624	XPO Logistics, Inc.(b)	15,478,149

	Airlines – 0.9%
127,208	Spirit Airlines, Inc.(b)	9,614,381

	Banks – 4.3%
362,968	Bank of the Ozarks, Inc.	13,763,746
633,693	Boston Private Financial Holdings, Inc.	8,535,845
276,205	Pinnacle Financial Partners, Inc.	10,921,146
383,908	PrivateBancorp, Inc.	12,822,527

		46,043,264

	Biotechnology – 6.8%
194,922	Acceleron Pharma, Inc.(b)	7,594,161
247,762	Acorda Therapeutics, Inc.(b)	10,126,033
243,214	Anacor Pharmaceuticals, Inc.(b)	7,843,651
187,539	Chimerix, Inc.(b)	7,550,320
430,812	Emergent Biosolutions, Inc.(b)	11,731,011
242,327	Neurocrine Biosciences, Inc.(b)	5,413,585
134,404	PTC Therapeutics, Inc.(b)	6,958,095
61,449	Receptos, Inc.(b)	7,528,117
230,345	TESARO, Inc.(b)	8,566,531

		73,311,504

	Building Products – 2.6%
237,390	Apogee Enterprises, Inc.	10,058,215
442,685	NCI Building Systems, Inc.(b)	8,198,526
220,233	Trex Co., Inc.(b)	9,377,521

		27,634,262

	Capital Markets – 1.9%
192,834	Artisan Partners Asset Management, Inc.	9,743,902
301,516	HFF, Inc., Class A	10,830,455

		20,574,357

	Chemicals – 0.6%
332,177	Flotek Industries, Inc.(b)	6,221,675

	Commercial Services & Supplies – 1.0%
363,555	Healthcare Services Group, Inc.	11,244,756

	Communications Equipment – 0.7%
401,456	Ciena Corp.(b)	7,792,261

	Consumer Finance – 1.0%
250,046	Encore Capital Group, Inc.(b)	11,102,042

Shares	Description	Value (†)
Common Stocks – continued
	Distributors – 1.0%
164,653	Pool Corp.	$10,445,586

	Diversified Consumer Services – 4.0%
326,827	Bright Horizons Family Solutions, Inc.(b)	15,364,137
205,676	DeVry Education Group, Inc.	9,763,440
146,191	Grand Canyon Education, Inc.(b)	6,821,272
546,017	Nord Anglia Education, Inc.(b)	10,418,004

		42,366,853

	Diversified Financial Services – 1.2%
172,807	MarketAxess Holdings, Inc.	12,391,990

	Electrical Equipment – 0.7%
321,021	Thermon Group Holdings, Inc.(b)	7,765,498

	Electronic Equipment, Instruments & Components – 2.7%
99,331	FARO Technologies, Inc.(b)	6,226,067
126,621	FEI Co.	11,440,208
154,411	IPG Photonics Corp.(b)	11,568,472

		29,234,747

	Energy Equipment & Services – 2.6%
96,287	Dril-Quip, Inc.(b)	7,388,101
288,187	Forum Energy Technologies, Inc.(b)	5,974,117
402,957	Helix Energy Solutions Group, Inc.(b)	8,744,167
139,276	RigNet, Inc.(b)	5,714,494

		27,820,879

	Food Products – 1.9%
476,707	Freshpet, Inc.(b)	8,132,621
145,409	TreeHouse Foods, Inc.(b)	12,436,832

		20,569,453

	Health Care Equipment & Supplies – 7.7%
293,818	Cardiovascular Systems, Inc.(b)	8,838,045
369,426	Cynosure, Inc., Class A(b)	10,129,661
221,734	Insulet Corp.(b)	10,213,068
268,027	LDR Holding Corp.(b)	8,785,925
606,425	Novadaq Technologies, Inc.(b)	10,078,784
319,521	Quidel Corp.(b)	9,240,547
506,550	Spectranetics Corp.(b)	17,516,499
295,123	Wright Medical Group, Inc.(b)	7,929,955

		82,732,484

	Health Care Providers & Services – 5.9%
260,483	Acadia Healthcare Co., Inc.(b)	15,944,165
224,604	Amsurg Corp.(b)	12,292,577
284,425	ExamWorks Group, Inc.(b)	11,829,236
192,574	Magellan Health, Inc.(b)	11,560,217
209,078	Team Health Holdings, Inc.(b)	12,028,257

		63,654,452

	Health Care Technology – 1.1%
533,427	HMS Holdings Corp.(b)	11,276,647

Shares	Description	Value (†)
Common Stocks – continued
	Hotels, Restaurants & Leisure – 2.6%
246,523	Popeyes Louisiana Kitchen, Inc.(b)	$13,871,849
156,702	Vail Resorts, Inc.	14,280,253

		28,152,102

	Internet & Catalog Retail – 0.9%
171,970	Lands’ End, Inc.(b)	9,279,501

	Internet Software & Services – 8.1%
248,219	comScore, Inc.(b)	11,524,808
62,173	CoStar Group, Inc.(b)	11,416,828
182,425	Criteo S.A., Sponsored ADR(b)	7,373,618
282,467	Dealertrack Technologies, Inc.(b)	12,516,113
138,954	Demandware, Inc.(b)	7,995,413
456,972	Endurance International Group Holdings, Inc.(b)	8,421,994
207,904	Envestnet, Inc.(b)	10,216,403
605,381	Everyday Health, Inc.(b)	8,929,370
300,342	HomeAway, Inc.(b)	8,944,185

		87,338,732

	IT Services – 3.2%
268,377	Cardtronics, Inc.(b)	10,353,985
233,476	Euronet Worldwide, Inc.(b)	12,817,832
412,285	InterXion Holding NV(b)	11,271,872

		34,443,689

	Life Sciences Tools & Services – 0.9%
422,071	Cambrex Corp.(b)	9,125,175

	Machinery – 2.4%
115,270	Middleby Corp. (The)(b)	11,423,257
134,449	Proto Labs, Inc.(b)	9,029,595
87,415	RBC Bearings, Inc.	5,640,890

		26,093,742

	Media – 0.7%
234,799	Imax Corp.(b)	7,255,289

	Oil, Gas & Consumable Fuels – 1.9%
166,781	Diamondback Energy, Inc.(b)	9,970,168
245,738	PDC Energy, Inc.(b)	10,141,607

		20,111,775

	Pharmaceuticals – 1.6%
232,693	Akorn, Inc.(b)	8,423,487
261,527	Impax Laboratories, Inc.(b)	8,285,175

		16,708,662

	Professional Services – 5.3%
133,601	Corporate Executive Board Co. (The)	9,690,081
163,805	Huron Consulting Group, Inc.(b)	11,202,624
242,935	On Assignment, Inc.(b)	8,063,013
305,822	TriNet Group, Inc.(b)	9,566,112
281,476	WageWorks, Inc.(b)	18,174,905

		56,696,735

Shares	Description	Value (†)
Common Stocks – continued
	Road & Rail – 1.1%
133,210	Genesee & Wyoming, Inc., Class A(b)	$11,978,243

	Semiconductors & Semiconductor Equipment – 6.5%
226,496	Cavium, Inc.(b)	14,001,983
693,318	Intersil Corp.	10,032,311
283,316	MKS Instruments, Inc.	10,369,366
260,809	Monolithic Power Systems, Inc.	12,972,640
406,675	Semtech Corp.(b)	11,212,030
237,586	Silicon Laboratories, Inc.(b)	11,313,845

		69,902,175

	Software – 7.1%
292,318	Aspen Technology, Inc.(b)	10,236,976
210,905	Ellie Mae, Inc.(b)	8,503,690
339,679	FleetMatics Group PLC(b)	12,055,208
339,556	Guidewire Software, Inc.(b)	17,191,720
270,595	Proofpoint, Inc.(b)	13,050,797
101,231	Ultimate Software Group, Inc. (The)(b)	14,862,229

		75,900,620

	Specialty Retail – 2.2%
177,765	Asbury Automotive Group, Inc.(b)	13,495,919
99,418	Restoration Hardware Holdings, Inc.(b)	9,545,122

		23,041,041

	Textiles, Apparel & Luxury Goods – 3.4%
125,120	Deckers Outdoor Corp.(b)	11,390,925
178,874	Oxford Industries, Inc.	9,875,634
440,858	Tumi Holdings, Inc.(b)	10,461,560
195,546	Vince Holding Corp.(b)	5,111,572

		36,839,691

	Thrifts & Mortgage Finance – 0.4%
153,969	Essent Group Ltd.(b)	3,958,543

	Total Common Stocks (Identified Cost $836,184,792)	1,062,818,917

Principal Amount
Short-Term Investments – 2.5%
$26,569,152	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2014 at 0.010% to be repurchased at $26,569,167 on 1/02/2015 collateralized by $26,380,000 U.S. Treasury Note, 2.375% due 8/15/2024 valued at $27,105,450 including accrued interest(c) (Identified Cost $26,569,152)	26,569,152

	Total Investments – 101.6% (Identified Cost $862,753,944)(a)	1,089,388,069
	Other assets less liabilities – (1.6)%	(17,235,130)

	Net Assets – 100.0%	$1,072,152,939

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2014, the net unrealized appreciation on investments based on a cost of $862,753,944 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$238,952,104
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(12,317,979)

Net unrealized appreciation	$226,634,125

At September 30, 2014, late-year ordinary and post-October capital loss deferrals were $5,935,433. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,062,818,917	$—	$—	$1,062,818,917
Short-Term Investments	—	26,569,152	—	26,569,152

Total	$1,062,818,917	$26,569,152	$—	$1,089,388,069

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2014, there were no transfers among Level 1, 2 and 3.

Industry Summary at December 31, 2014 (Unaudited)

Internet Software & Services	8.1%
Health Care Equipment & Supplies	7.7
Software	7.1
Biotechnology	6.8
Semiconductors & Semiconductor Equipment	6.5
Health Care Providers & Services	5.9
Professional Services	5.3
Banks	4.3
Diversified Consumer Services	4.0
Textiles, Apparel & Luxury Goods	3.4
IT Services	3.2
Electronic Equipment, Instruments & Components	2.7
Hotels, Restaurants & Leisure	2.6
Energy Equipment & Services	2.6
Building Products	2.6
Machinery	2.4
Specialty Retail	2.2
Other Investments, less than 2% each	21.7
Short-Term Investments	2.5

Total Investments	101.6
Other assets less liabilities	(1.6)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2014 (Unaudited)

Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 72.0% of Net Assets
Non-Convertible Bonds – 65.8%
	ABS Car Loan – 0.0%
$4,093,750	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class B, 5.110%, 3/20/2017, 144A	$4,256,845

	ABS Home Equity – 0.0%
2,952,638	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.609%, 4/25/2035(b)	2,985,536

	ABS Other – 0.4%
42,000,000	GCA2014 Holdings Ltd., 0.000%, 1/05/2030, 144A(c)(d)	38,192,326
24,190,000	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(c)(d)	24,190,000
8,795,000	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(c)(d)	8,795,000

		71,177,326

	Aerospace & Defense – 0.6%
620,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	559,670
11,800,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	12,036,000
2,425,000	Ducommun, Inc., 9.750%, 7/15/2018	2,594,750
16,246,000	KLX, Inc., 5.875%, 12/01/2022, 144A	16,408,460
8,236,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019, 144A	8,977,240
22,548,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	21,420,600
20,755,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	21,377,650
5,310,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	4,779,000
24,513,000	TransDigm, Inc., 6.500%, 7/15/2024	24,635,565

		112,788,935

	Airlines – 2.8%
13,620,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	12,470,541
4,814,356	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	4,886,571
2,285,000	Allegiant Travel Co., 5.500%, 7/15/2019	2,324,988
179,895,000	American Airlines Group, Inc., 5.500%, 10/01/2019, 144A	183,043,162
13,851,364	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	14,372,452
5,088,172	American Airlines Pass Through Trust, Series 2013-1, Class B, 5.625%, 1/15/2021, 144A	5,209,016

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$10,425,000	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	$10,477,125
2,971,619	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	3,075,626
21,015,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	22,328,438
176,964	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	179,724
425,877	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	442,912
1,605,933	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	1,678,199
703,193	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	738,775
1,117,511	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	1,266,922
1,157,133	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	1,298,072
1,141,091	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	1,229,525
1,811,595	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	1,956,523
1,063,631	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	1,120,110
9,836,991	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	10,796,097
17,725,794	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	18,745,027
14,927,207	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	16,419,927
13,498,304	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/2021	15,590,541
3,374,924	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	3,543,670
1,139,822	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	1,322,194
5,324,914	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	6,150,276
869,173	Northwest Airlines, Inc., Series 2002-1, Class G2, (MBIA insured), 6.264%, 5/20/2023	934,883
15,288,496	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	16,511,576
447,278	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	498,402
9,585,000	United Airlines Pass Through Trust, Series 2014-1, Class B, 4.750%, 10/11/2023	9,453,206
10,375,000	United Airlines Pass Through Trust, Series 2014-2, Class B, 4.625%, 3/03/2024	10,167,500
11,059,968	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	12,055,365
42,731,336	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	47,645,440
12,605,355	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	14,054,971

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$6,518,965	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	$7,236,051
3,171,102	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	3,282,091
7,121,908	US Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 5/15/2023	7,246,541
48,950,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	49,561,875
5,938,358	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	6,079,394
9,764,885	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	10,057,831

		535,451,539

	Automotive – 0.9%
19,011,000	Ford Motor Co., 6.375%, 2/01/2029	22,953,881
1,220,000	Ford Motor Co., 6.625%, 2/15/2028	1,422,501
74,829,000	Ford Motor Co., 6.625%, 10/01/2028	91,903,855
2,365,000	Ford Motor Co., 7.125%, 11/15/2025	2,906,334
1,345,000	Ford Motor Co., 7.500%, 8/01/2026	1,713,639
29,265,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	30,545,344
6,000,000	Goodyear Tire & Rubber Co. (The), 7.000%, 5/15/2022	6,480,000
4,977,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	5,151,195
6,900,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	6,693,000

		169,769,749

	Banking – 7.8%
1,175,000	AgriBank FCB, 9.125%, 7/15/2019, 144A	1,500,123
2,000,000	Ally Financial, Inc., 5.125%, 9/30/2024	2,030,000
28,582,000	Ally Financial, Inc., 8.000%, 12/31/2018	32,440,570
29,332,000	Ally Financial, Inc., 8.000%, 11/01/2031	37,398,300
20,565,000	Associates Corp. of North America, 6.950%, 11/01/2018	24,019,714
63,900,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	22,969,096
900,000	Bank of America Corp., 5.490%, 3/15/2019	995,864
3,450,000	Bank of America Corp., EMTN, 4.625%, 9/14/2018, (EUR)	4,684,326
3,135,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	3,135,241

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$265,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	$264,405
1,500,000	Bank of America Corp., Series K, (fixed rate to 1/30/2018, variable rate thereafter), 8.000%(e)	1,610,625
10,000,000	Bank of Nova Scotia, 2.462%, 3/14/2019, (CAD)	8,721,725
39,890,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	36,653,145
57,792,000,000	Barclays Financial LLC, EMTN, 3.500%, 11/29/2016, (KRW)	54,084,142
1,600,000	BNP Paribas S.A., (fixed rate to 4/13/2017, variable rate thereafter), 5.019%, (EUR)(e)	2,023,204
5,331,000	BNP Paribas S.A., (fixed rate to 6/29/2015, variable rate thereafter), 5.186%, 144A(e)	5,331,000
36,445,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	28,813,170
4,000,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(d)	3,719,504
24,610,000	Citigroup, Inc., 5.875%, 2/22/2033	28,387,315
8,999,000	Citigroup, Inc., 6.000%, 10/31/2033	10,619,081
6,060,000	Citigroup, Inc., 6.125%, 8/25/2036	7,223,950
22,091,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	17,903,948
3,350,000	Citigroup, Inc., EMTN, 1.352%, 11/30/2017, (EUR)(b)	4,045,155
3,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 1.700%, 3/19/2018	2,994,756
14,330,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.875%, 2/08/2022	15,243,910
3,450,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.950%, 11/09/2022	3,514,270
25,000,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	22,181,313
400,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	483,482
34,060,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	42,826,192
32,705,000	HBOS PLC, 6.000%, 11/01/2033, 144A	36,934,280
50,604,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	56,397,956
9,090,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	9,339,975
92,585,000	Intesa Sanpaolo SpA, 3.875%, 1/15/2019	95,861,861
40,305,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	39,116,607
45,620,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	35,284,044
227,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	18,103,181

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$27,555,000	Lloyds Bank PLC, MTN, 6.500%, 9/14/2020, 144A	$31,928,557
18,500,000	Lloyds Banking Group PLC, (fixed rate to 10/01/2015, variable rate thereafter), 5.920%, 144A(e)	18,361,250
3,010,000	Merrill Lynch & Co., Inc., 5.700%, 5/02/2017	3,253,828
6,700,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	7,911,052
800,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	961,227
28,530,000	Morgan Stanley, 4.350%, 9/08/2026	28,700,467
35,325,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	29,913,791
18,205,000	Morgan Stanley, 4.875%, 11/01/2022	19,335,130
185,000,000	Morgan Stanley, 5.000%, 9/30/2021, (AUD)	158,575,550
74,310,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	61,667,314
100,265,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	90,088,375
950,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	1,610,982
79,700,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	68,168,814
38,835,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	39,318,030
10,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	12,056,030
7,900,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	8,998,376
12,100,000	Morgan Stanley, Series F, MTN, 0.681%, 10/18/2016(b)	12,063,688
53,095,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	45,891,209
1,905,000	RBS Capital Trust C, (fixed rate to 1/12/2016, variable rate thereafter), 4.243%, (EUR)(e)	2,282,094
4,050,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%(e)	4,171,500
2,085,000	RBS Capital Trust III, 2.095%(b)(e)	2,073,532
930,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(e)	1,060,639
15,100,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(e)	17,358,170
24,985,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	27,043,714
17,700,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	19,264,786
9,990,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/30/2017, variable rate thereafter), 7.640%(e)	10,489,500
850,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	1,081,042

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
7,750,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	$10,797,673
2,150,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	2,665,605
700,000	Santander Central Hispano Issuances Ltd., 7.250%, 11/01/2015	732,892
1,800,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	1,875,829
4,140,000	Societe Generale S.A., (fixed rate to 1/26/2015, variable rate thereafter), 4.196%, (EUR)(e)	5,009,608
18,054,000	Societe Generale S.A., (fixed rate to 4/05/2017, variable rate thereafter), 5.922%, 144A(e)	18,719,832

		1,480,285,516

	Brokerage – 0.8%
1,316,000	Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A	1,348,418
5,000,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	4,575,000
22,540,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	20,962,200
43,025,000	Jefferies Group LLC, 5.125%, 1/20/2023	43,735,687
20,010,000	Jefferies Group LLC, 6.250%, 1/15/2036	19,663,627
15,215,000	Jefferies Group LLC, 6.450%, 6/08/2027	15,786,186
39,040,000	Jefferies Group LLC, 6.875%, 4/15/2021	44,379,111

		150,450,229

	Building Materials – 0.5%
16,590,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	13,935,600
6,995,000	Masco Corp., 6.500%, 8/15/2032	7,152,388
5,510,000	Masco Corp., 7.125%, 3/15/2020	6,364,050
2,630,000	Masco Corp., 7.750%, 8/01/2029	3,024,500
32,100,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	10,204,085
35,980,000	Owens Corning, 7.000%, 12/01/2036	44,573,679
14,155,000	USG Corp., 9.750%, 1/15/2018	16,136,700

		101,391,002

	Cable Satellite – 1.1%
3,315,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	3,348,150
17,179,000	DISH DBS Corp., 5.875%, 11/15/2024, 144A	17,264,895

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – continued
$11,620,000	Intelsat Jackson Holdings S.A., 5.500%, 8/01/2023	$11,549,118
3,995,000	Intelsat Luxembourg S.A., 6.750%, 6/01/2018	4,074,900
28,785,000	Intelsat Luxembourg S.A., 7.750%, 6/01/2021	28,856,962
16,000,000	Intelsat Luxembourg S.A., 8.125%, 6/01/2023	16,320,000
25,270,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	24,645,754
135,000	Time Warner Cable, Inc., 5.875%, 11/15/2040	160,968
44,800,000	UPC Holding BV, 6.375%, 9/15/2022, 144A, (EUR)	58,547,069
11,275,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	9,789,685
7,000,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	7,323,750
20,300,000	VTR Finance BV, 6.875%, 1/15/2024, 144A	20,706,000

		202,587,251

	Chemicals – 1.3%
84,394,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	82,495,135
20,000,000	Eco Services Operations LLC/Eco Finance Corp., 8.500%, 11/01/2022, 144A	20,300,000
20,070,000	Hercules, Inc., 6.500%, 6/30/2029	18,063,000
6,010,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	5,348,900
16,660,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	11,911,900
90,205,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	90,205,000
26,164,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023(d)	15,960,040
5,191,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016(d)	4,334,485
8,757,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021(d)	6,239,362

		254,857,822

	Construction Machinery – 0.1%
1,425,000	Joy Global, Inc., 6.625%, 11/15/2036	1,720,860
5,105,000	United Rentals North America, Inc., 5.750%, 11/15/2024	5,258,150
11,655,000	United Rentals North America, Inc., 7.625%, 4/15/2022	12,814,672
525,000	United Rentals North America, Inc., 8.375%, 9/15/2020	563,063

		20,356,745

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Consumer Cyclical Services – 0.0%
$670,000	ServiceMaster Co. LLC (The), 7.100%, 3/01/2018	$683,400
5,500,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	5,252,500

		5,935,900

	Consumer Products – 0.2%
10,750,000	Avon Products, Inc., 6.950%, 3/15/2043	8,868,750
33,945,000	Newell Rubbermaid, Inc., 4.000%, 12/01/2024	34,643,418
1,335,000	Visant Corp., 10.000%, 10/01/2017	1,158,113

		44,670,281

	Electric – 2.1%
1,540,000	AES Corp. (The), 4.875%, 5/15/2023	1,528,450
34,125,000	AES Corp. (The), 5.500%, 3/15/2024	34,630,050
42,148,315	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	47,866,872
58,038,836	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034	64,414,402
1,888,051	CE Generation LLC, 7.416%, 12/15/2018	1,869,171
38,368,000	DPL, Inc., 6.750%, 10/01/2019, 144A	38,751,680
9,300,000	Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.375%, 11/01/2022, 144A	9,462,750
56,530,000	Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.625%, 11/01/2024, 144A	57,660,600
53,785,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	54,086,196
42,200,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	43,922,604
14,800,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	16,017,448
3,570,000	Endesa S.A., 7.875%, 2/01/2027	4,645,837
13,642,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	16,029,718
1,435,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	1,834,719
2,732,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	5,253,480
555,000	Enersis S.A., 7.400%, 12/01/2016	605,402
622,550	Red Oak Power LLC, Series A, 8.540%, 11/30/2019	664,572

		399,243,951

	Finance Companies – 5.2%
19,005,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	21,523,162

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Finance Companies – continued
57,000,000		General Electric Capital Corp., GMTN, 4.250%, 1/17/2018, (NZD)	$44,321,284
79,035,000		General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	64,287,095
25,320,000		General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	20,250,387
8,790,000		General Electric Capital Corp., Series A, MTN, 0.531%, 5/13/2024(b)	8,247,692
215,797,000		General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	171,428,939
325,000		International Lease Finance Corp., 3.875%, 4/15/2018	325,000
1,435,000		International Lease Finance Corp., 4.625%, 4/15/2021	1,460,113
2,085,000		International Lease Finance Corp., 5.875%, 4/01/2019	2,246,588
24,940,000		International Lease Finance Corp., 5.875%, 8/15/2022	27,059,900
950,000		International Lease Finance Corp., 6.250%, 5/15/2019	1,037,875
20,610,000		International Lease Finance Corp., 7.125%, 9/01/2018, 144A	23,083,200
10,245,000		International Lease Finance Corp., 8.250%, 12/15/2020	12,345,225
11,995,000		iStar Financial, Inc., 4.875%, 7/01/2018	11,785,088
14,060,000		iStar Financial, Inc., 5.000%, 7/01/2019	13,638,200
23,175,000		iStar Financial, Inc., 5.850%, 3/15/2017	23,754,375
19,240,000		iStar Financial, Inc., 7.125%, 2/15/2018	20,202,000
19,915,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	20,512,450
23,020,000		Navient LLC, 4.875%, 6/17/2019	23,086,758
22,945,000		Navient LLC, 5.500%, 1/25/2023	21,969,837
109,950	(††)	Navient LLC, 6.000%, 12/15/2043	2,364,383
7,515,000		Navient LLC, MTN, 4.625%, 9/25/2017	7,627,725
7,780,000		Navient LLC, MTN, 5.500%, 1/15/2019	7,955,050
18,655,000		Navient LLC, MTN, 6.125%, 3/25/2024	18,328,537
17,600,000		Navient LLC, MTN, 7.250%, 1/25/2022	19,096,000
2,160,000		Navient LLC, MTN, 8.000%, 3/25/2020	2,392,200
14,465,000		Navient LLC, Series A, MTN, 5.000%, 6/15/2018	14,356,512
50,910,000		Navient LLC, Series A, MTN, 5.625%, 8/01/2033	38,437,050

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$49,850,000	Navient LLC, Series A, MTN, 8.450%, 6/15/2018	$55,582,750
55,730,000	Springleaf Finance Corp., 5.250%, 12/15/2019	54,615,400
137,545,000	Springleaf Finance Corp., 7.750%, 10/01/2021	154,050,400
55,015,000	Springleaf Finance Corp., 8.250%, 10/01/2023	61,616,800
10,120,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	10,448,900
800,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	840,000

		980,276,875

	Financial Other – 0.2%
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	31,608,480

	Food & Beverage – 0.2%
25,280,000	DS Services of America, Inc., 10.000%, 9/01/2021, 144A	29,198,400
4,880,000	Shearer’s Foods LLC/Chip Finance Corp., 9.000%, 11/01/2019, 144A	5,319,200

		34,517,600

	Government Owned—No Guarantee – 0.1%
19,500,000	DP World Ltd., 6.850%, 7/02/2037, 144A	21,991,710

	Government Sponsored – 0.0%
1,000,000	EDP Finance BV, EMTN, 2.250%, 2/11/2021, (CHF)	1,018,809

	Healthcare – 2.9%
2,160,000	BioScrip, Inc., 8.875%, 2/15/2021, 144A	1,944,000
2,795,000	HCA Holdings, Inc., 6.250%, 2/15/2021	2,976,675
186,520,000	HCA, Inc., 5.250%, 4/15/2025	194,913,400
9,960,000	HCA, Inc., 5.875%, 3/15/2022	10,906,200
108,560,000	HCA, Inc., 5.875%, 5/01/2023	114,395,100
14,620,000	HCA, Inc., 7.050%, 12/01/2027	14,839,300
20,447,000	HCA, Inc., 7.500%, 12/15/2023	22,900,640
24,215,000	HCA, Inc., 7.500%, 11/06/2033	25,425,750
46,148,000	HCA, Inc., 7.690%, 6/15/2025	51,916,500
32,745,000	HCA, Inc., 8.360%, 4/15/2024	38,475,375

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$15,815,000	HCA, Inc., MTN, 7.580%, 9/15/2025	$17,633,725
9,492,000	HCA, Inc., MTN, 7.750%, 7/15/2036	10,156,440
955,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	947,838
1,495,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	1,498,737
19,250,000	Tenet Healthcare Corp., 5.000%, 3/01/2019, 144A	19,274,062
32,559,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	30,605,460

		558,809,202

	Home Construction – 0.7%
3,075,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	2,982,750
13,360,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	11,356,000
35,125,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	33,720,000
3,620,000	KB Home, 4.750%, 5/15/2019	3,565,700
11,315,000	KB Home, 7.250%, 6/15/2018	12,050,475
5,865,000	Lennar Corp., 4.500%, 6/15/2019	5,865,000
47,260,000	Pulte Group, Inc., 6.000%, 2/15/2035	45,133,300
13,190,000	Pulte Group, Inc., 6.375%, 5/15/2033	13,190,000
6,930,000	Weyerhaeuser Real Estate Co., 4.375%, 6/15/2019, 144A	6,834,713

		134,697,938

	Independent Energy – 1.2%
6,945,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	5,903,250
6,530,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	5,550,500
4,945,000	California Resources Corp., 5.000%, 1/15/2020, 144A	4,289,787
81,805,000	California Resources Corp., 5.500%, 9/15/2021, 144A	69,943,275
10,905,000	California Resources Corp., 6.000%, 11/15/2024, 144A	9,214,725
800,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	778,000
55,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	59,125
2,615,000	Continental Resources, Inc., 3.800%, 6/01/2024	2,339,235
540,000	Continental Resources, Inc., 4.500%, 4/15/2023	513,622

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$2,990,000	Halcon Resources Corp., 9.250%, 2/15/2022	$2,205,125
500,000	Halcon Resources Corp., 9.750%, 7/15/2020	375,000
12,635,000	QEP Resources, Inc., 6.875%, 3/01/2021	12,950,875
14,844,000	Rex Energy Corp., 6.250%, 8/01/2022, 144A	11,058,780
2,343,000	Rex Energy Corp., 8.875%, 12/01/2020	2,096,985
6,250,000	Rice Energy, Inc., 6.250%, 5/01/2022, 144A	5,812,500
855,000	RKI Exploration & Production LLC/RKI Finance Corp., 8.500%, 8/01/2021, 144A	690,413
1,975,000	Rosetta Resources, Inc., 5.625%, 5/01/2021	1,807,322
9,210,000	RSP Permian, Inc., 6.625%, 10/01/2022, 144A	8,565,300
10,094,000	Sanchez Energy Corp., 6.125%, 1/15/2023, 144A	8,478,960
5,700,000	Sanchez Energy Corp., 7.750%, 6/15/2021	5,301,000
2,780,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	1,751,400
6,146,000	SM Energy Co., 5.000%, 1/15/2024	5,316,290
18,829,000	SM Energy Co., 6.125%, 11/15/2022, 144A	17,699,260
805,000	SM Energy Co., 6.625%, 2/15/2019	788,900
815,000	Ultra Petroleum Corp., 5.750%, 12/15/2018, 144A	751,838
44,475,000	Ultra Petroleum Corp., 6.125%, 10/01/2024, 144A	38,248,500

		222,489,967

	Industrial Other – 0.2%
7,875,000	AECOM Technology Corp., 5.750%, 10/15/2022, 144A	8,052,188
8,215,000	AECOM Technology Corp., 5.875%, 10/15/2024, 144A	8,399,837
11,370,000	Permian Holdings, Inc., 10.500%, 1/15/2018, 144A	8,527,500
6,880,000	Transfield Services Ltd., 8.375%, 5/15/2020, 144A	7,327,200
10,000,000	Worthington Industries, Inc., 6.500%, 4/15/2020	11,359,600

		43,666,325

	Life Insurance – 0.7%
11,135,000	American International Group, Inc., 4.125%, 2/15/2024	11,853,341
4,190,000	American International Group, Inc., 4.875%, 6/01/2022	4,706,811

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Life Insurance – continued
$2,416,000	American International Group, Inc., 6.250%, 3/15/2087	$2,696,133
1,933,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	2,619,215
4,300,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	4,807,830
23,200,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(e)	25,114,000
1,000,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, (GBP)(e)	1,675,808
1,350,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	1,856,957
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	17,181,225
1,225,000	Genworth Financial, Inc., (fixed rate to 11/15/2016, variable rate thereafter), 6.150%, 11/15/2066	753,375
2,675,000	Genworth Holdings, Inc., 4.800%, 2/15/2024	2,168,427
16,475,000	Genworth Holdings, Inc., 4.900%, 8/15/2023	13,273,858
10,990,000	Genworth Holdings, Inc., 6.500%, 6/15/2034	9,091,192
1,475,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	2,109,250
8,145,000	MetLife, Inc., 10.750%, 8/01/2069	13,235,625
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	10,153,119
3,910,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	5,116,184

		128,412,350

	Local Authorities – 0.9%
3,905,000	Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	3,088,774
95,480,000	New South Wales Treasury Corp., 4.000%, 4/08/2021, (AUD)	83,846,296
82,840,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	74,935,678

		161,870,748

	Media Entertainment – 0.9%
7,180,000	CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., 5.250%, 2/15/2022, 144A	7,233,850
17,950,000	CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., 5.875%, 3/15/2025, 144A	18,084,625
111,590,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	6,477,019
64,250,000	iHeartCommunications, Inc., 9.000%, 3/01/2021	62,965,000
33,370,000	iHeartCommunications, Inc., 9.000%, 9/15/2022, 144A	32,702,600
25,280,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	24,900,800

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Media Entertainment – continued
$2,410,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	$2,470,250
3,730,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	4,000,425
5,925,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	6,547,125

		165,381,694

	Metals & Mining – 1.5%
7,395,067	1839688 Alberta ULC, 14.000%(14.000% PIK), 2/13/2020(f)	6,544,634
3,949,000	Alcoa, Inc., 5.870%, 2/23/2022	4,368,024
5,075,000	Alcoa, Inc., 5.900%, 2/01/2027	5,527,406
1,405,000	Alcoa, Inc., 5.950%, 2/01/2037	1,435,288
4,330,000	Alcoa, Inc., 6.750%, 1/15/2028	4,869,449
25,271,000	ArcelorMittal, 7.250%, 3/01/2041	25,523,710
30,695,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	27,932,450
8,705,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	8,637,353
8,625,000	Cliffs Natural Resources, Inc., 4.800%, 10/01/2020	4,657,500
3,980,000	Cliffs Natural Resources, Inc., 4.875%, 4/01/2021	2,139,250
46,334,000	Cliffs Natural Resources, Inc., 6.250%, 10/01/2040	24,093,680
20,408,000	Emeco Pty Ltd., 9.875%, 3/15/2019, 144A	15,510,080
26,350,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A	26,547,625
10,000,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	9,000,000
14,645,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	14,498,550
51,000,000	Lundin Mining Corp., 7.875%, 11/01/2022, 144A	51,000,000
4,200,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	4,294,500
16,135,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	14,061,532
6,779,000	United States Steel Corp., 6.650%, 6/01/2037	6,168,890
7,490,000	United States Steel Corp., 6.875%, 4/01/2021	7,602,350
16,435,000	United States Steel Corp., 7.000%, 2/01/2018	17,421,100

		281,833,371

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – 0.2%
$750,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	$913,223
8,935,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	9,713,256
23,179,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	22,773,368
505,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	522,675
3,185,492	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	3,185,492

		37,108,014

	Non-Agency Commercial Mortgage-Backed Securities – 0.7%
6,900,145	Column Canada Issuer Corp., Series 2006-WEM, Class A1, 4.591%, 1/15/2022, (CAD)	6,049,060
2,785,000	Column Canada Issuer Corp., Series 2006-WEM, Class A2, 4.934%, 1/15/2022, (CAD)	2,511,246
27,969,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR1, 1.861%, 5/13/2031, 144A(b)(d)	28,012,744
12,902,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR2, 2.361%, 5/13/2031, 144A(b)(d)	12,923,740
8,622,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR3, 2.811%, 5/13/2031, 144A(b)(d)	8,636,356
16,080,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR4, 3.911%, 5/13/2031, 144A(b)(d)	16,105,985
35,060,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.796%, 8/10/2045(b)	35,820,662
19,098,537	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	16,440,391

		126,500,184

	Oil Field Services – 0.6%
16,030,000	FTS International, Inc., 6.250%, 5/01/2022, 144A	11,701,900
5,636,000	Hercules Offshore, Inc., 6.750%, 4/01/2022, 144A	2,423,480
952,000	Hercules Offshore, Inc., 7.500%, 10/01/2021, 144A	418,880
6,101,000	Hercules Offshore, Inc., 8.750%, 7/15/2021, 144A	2,867,470
1,053,000	Hercules Offshore, Inc., 10.250%, 4/01/2019, 144A	558,090
7,170,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	7,277,550
17,482,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A	10,664,020
40,403,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A	24,241,800
22,160,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	23,135,040
17,160,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022	13,728,000
4,865,000	Precision Drilling Corp., 5.250%, 11/15/2024, 144A	3,989,300

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Oil Field Services – continued
$594,000	Precision Drilling Corp., 6.500%, 12/15/2021	$503,415
2,590,000	Precision Drilling Corp., 6.625%, 11/15/2020	2,331,000
9,020,000	Transocean, Inc., 3.800%, 10/15/2022	7,309,132
4,355,000	Transocean, Inc., 6.375%, 12/15/2021	4,017,265

		115,166,342

	Paper – 0.7%
14,715,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	19,324,974
47,875,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	67,411,064
775,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	1,201,061
4,865,000	Westvaco Corp., 7.950%, 2/15/2031	6,416,531
23,365,000	Westvaco Corp., 8.200%, 1/15/2030	30,915,657
2,840,000	Weyerhaeuser Co., 6.950%, 10/01/2027	3,482,618

		128,751,905

	Pharmaceuticals – 0.0%
1,144,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	1,195,480

	Property & Casualty Insurance – 0.3%
14,855,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	16,828,160
12,510,000	MBIA Insurance Corp., 11.491%, 1/15/2033, 144A(b)(g)	7,506,000
6,555,000	Old Republic International Corp., 4.875%, 10/01/2024	6,842,601
11,200,000	Sirius International Group, 6.375%, 3/20/2017, 144A	12,300,557
3,000,000	Sirius International Group, (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 144A(e)	3,123,000
17,870,000	XL Group PLC, (fixed rate to 4/15/2017, variable rate thereafter), 6.500%(e)	17,065,850
1,425,000	XLIT Ltd., 6.375%, 11/15/2024	1,695,348

		65,361,516

	Railroads – 0.5%
90,000,000	Hellenic Railways Organization S.A., EMTN, 0.663%, 5/24/2016, (EUR)(b)(d)	89,301,704
1,153,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(d)	1,105,770

		90,407,474

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Retailers – 0.6%
$3,325,000	Dillard’s, Inc., 7.000%, 12/01/2028	$3,524,500
4,187,000	Dillard’s, Inc., 7.130%, 8/01/2018	4,689,440
1,500,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,668,750
425,000	Dillard’s, Inc., 7.875%, 1/01/2023	490,875
10,270,000	Foot Locker, Inc., 8.500%, 1/15/2022(c)	11,311,761
5,930,000	GameStop Corp., 5.500%, 10/01/2019, 144A	5,944,825
7,490,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	6,516,300
27,224,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	17,695,600
2,510,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	1,656,600
25,795,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	22,699,600
12,275,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	15,018,291
6,365,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	7,584,909
3,910,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	2,346,000
25,299,000	Toys R Us, Inc., 7.375%, 10/15/2018	16,570,845

		117,718,296

	Sovereigns – 1.8%
317,570,000	Republic of Portugal, 5.125%, 10/15/2024, 144A	333,613,001

	Supermarkets – 1.4%
89,136,000	Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., 7.750%, 10/15/2022, 144A	91,364,400
79,276,000	New Albertson’s, Inc., 7.450%, 8/01/2029	70,952,020
23,830,000	New Albertson’s, Inc., 7.750%, 6/15/2026	21,327,850
17,480,000	New Albertson’s, Inc., 8.000%, 5/01/2031	15,819,400
5,815,000	New Albertson’s, Inc., 8.700%, 5/01/2030	5,582,400
16,342,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	12,991,890
34,580,000	SUPERVALU, Inc., 6.750%, 6/01/2021	33,974,850
22,745,000	SUPERVALU, Inc., 7.750%, 11/15/2022	22,290,100

		274,302,910

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Supranational – 0.6%
16,375,000	European Bank for Reconstruction & Development, 6.250%, 2/05/2016, (BRL)	$5,862,031
250,500,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	20,108,769
60,665,000	European Investment Bank, MTN, 6.250%, 4/15/2015, (AUD)	50,011,269
24,450,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	20,125,106
72,900,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	26,034,147

		122,141,322

	Technology – 1.7%
6,475,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	5,487,563
94,454,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	90,203,570
5,845,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	5,625,812
2,145,000	Alcatel-Lucent USA, Inc., 6.750%, 11/15/2020, 144A	2,264,048
25,000,000	Alcatel-Lucent USA, Inc., 8.875%, 1/01/2020, 144A	27,187,500
34,955,000	Amkor Technology, Inc., 6.375%, 10/01/2022	33,731,575
9,100,000	First Data Corp., 10.625%, 6/15/2021	10,305,750
5,210,000	First Data Corp., 11.250%, 1/15/2021	5,913,350
50,531,000	First Data Corp., 11.750%, 8/15/2021	57,984,322
56,340,000	KLA-Tencor Corp., 4.650%, 11/01/2024	58,325,816
15,170,000	KLA-Tencor Corp., 5.650%, 11/01/2034	16,094,338
2,562,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	2,939,029
195,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	244,772
1,400,000	SunGard Data Systems, Inc., 6.625%, 11/01/2019	1,414,000

		317,721,445

	Transportation Services – 0.3%
10,503,000	APL Ltd., 8.000%, 1/15/2024(d)	9,137,610
4,938,659	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(c)	5,025,086
6,862,758	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(c)(g)(h)	8,990,213
3,416,139	Atlas Air Pass Through Trust, Series 1999-1, Class A-1, 7.200%, 7/02/2020(c)	3,484,461
3,091,262	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016(c)	3,137,631

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Transportation Services – continued
$4,744,556		Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(c)(g)(h)	$6,215,368
1,864,358		Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 7/02/2017(c)	2,004,185
3,970,000		Erac USA Finance Co., 7.000%, 10/15/2037, 144A	5,350,024
4,115,000		Jack Cooper Holdings Corp., 9.250%, 6/01/2020, 144A	4,259,025

			47,603,603

		Treasuries – 19.0%
352,975,000		Canadian Government, 1.000%, 8/01/2016, (CAD)	303,841,658
317,256,000		Canadian Government, 1.250%, 2/01/2016, (CAD)	273,788,269
29,490,000		Canadian Government, 1.250%, 9/01/2018, (CAD)	25,443,946
80,645,000		Canadian Government, 1.750%, 9/01/2019, (CAD)	70,691,055
201,485,000		Canadian Government, 2.500%, 6/01/2015, (CAD)	174,494,889
89,045,000		Canadian Government, 3.000%, 12/01/2015, (CAD)	78,017,461
1,465,000		Hellenic Republic Government Bond, 3.375%, 7/17/2017, 144A, (EUR)	1,427,681
625,000		Hellenic Republic Government Bond, Series PSI, 2.000%, 2/24/2024, (EUR)	475,081
835,000		Hellenic Republic Government Bond, Series PSI, 2.000%, 2/24/2041, (EUR)	505,196
64,132,000,000		Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	5,825,474
10,000,000,000		Indonesia Treasury Bond, Series FR47, 10.000%, 2/15/2028, (IDR)	916,431
9,710,000	(†††)	Mexican Fixed Rate Bonds, Series M, 5.000%, 6/15/2017, (MXN)	67,316,700
9,930,439	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	70,687,428
4,250,000	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	32,717,748
7,740,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	58,543,752
27,224,481	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	212,070,380
3,035,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	24,856,894
21,700,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	192,646,139
252,700,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	208,102,102
175,365,000		New Zealand Government Bond, 6.000%, 5/15/2021, (NZD)	155,209,986
836,485,000		Norway Government Bond, 4.250%, 5/19/2017, (NOK)	121,173,264
1,266,835,000		Norway Government Bond, 5.000%, 5/15/2015, (NOK)	172,331,034

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
162,850,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	$56,209,042
55,925,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	21,122,827
49,120,000	Republic of Brazil, 12.500%, 1/05/2016, (BRL)	18,617,260
3,842,906,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	23,317,061
1,605,660,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	10,336,436
4,496,156,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	30,061,353
545,560,000	U.S. Treasury Note, 0.375%, 3/31/2016	545,474,893
300,000,000	U.S. Treasury Note, 0.375%, 4/30/2016	299,953,200
300,000,000	U.S. Treasury Note, 0.375%, 5/31/2016	299,812,500
42,075,000	U.S. Treasury Note, 0.500%, 6/30/2016	42,088,127

		3,598,075,267

	Wireless – 0.6%
293,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	19,412,522
134,600,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	9,149,671
31,041,000	Sprint Capital Corp., 6.875%, 11/15/2028	27,316,080
16,622,000	Sprint Capital Corp., 6.900%, 5/01/2019	16,954,440
6,260,000	Sprint Capital Corp., 8.750%, 3/15/2032	6,056,550
12,630,000	Sprint Communications, Inc., 6.000%, 11/15/2022	11,619,600
23,641,000	Sprint Corp., 7.250%, 9/15/2021	23,434,141

		113,943,004

	Wirelines – 3.5%
4,370,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	4,681,595
7,545,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	7,827,759
72,320,000	CenturyLink, Inc., 6.450%, 6/15/2021	77,563,200
765,000	CenturyLink, Inc., 7.650%, 3/15/2042	761,175
7,410,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	7,410,000
2,965,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	2,935,350
350,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	329,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$5,275,000	Consolidated Communications, Inc., 6.500%, 10/01/2022, 144A	$5,288,187
17,900,000	Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)	23,365,615
5,330,000	Embarq Corp., 7.995%, 6/01/2036	5,956,275
37,225,000	FairPoint Communications, Inc., 8.750%, 8/15/2019, 144A	37,411,125
16,755,000	Frontier Communications Corp., 6.250%, 9/15/2021	16,838,775
18,725,000	Frontier Communications Corp., 6.875%, 1/15/2025	18,725,000
38,336,000	Frontier Communications Corp., 7.875%, 1/15/2027	38,240,160
1,120,000	Koninklijke (Royal) KPN NV, EMTN, 5.750%, 3/18/2016, (GBP)	1,839,855
1,800,000	Koninklijke (Royal) KPN NV, GMTN, 4.000%, 6/22/2015, (EUR)	2,214,957
25,745,000	Level 3 Communications, Inc., 5.750%, 12/01/2022, 144A	25,905,906
28,505,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	30,037,144
5,965,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	6,434,744
2,555,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	2,695,525
4,667,000	Oi S.A., 5.750%, 2/10/2022, 144A	4,270,305
500,000	OTE PLC, GMTN, 4.625%, 5/20/2016, (EUR)	612,285
16,550,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	19,868,123
29,750,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	37,633,312
800,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	998,718
12,834,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	14,091,732
42,460,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	42,460,000
12,463,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	13,428,882
32,395,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	32,880,925
31,060,000	Qwest Corp., 6.875%, 9/15/2033	31,155,230
3,075,000	Qwest Corp., 7.200%, 11/10/2026	3,085,809
3,999,000	Qwest Corp., 7.250%, 9/15/2025	4,762,705
39,171,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	39,171,000
22,645,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	23,211,125

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
7,200,000	Telecom Italia SpA, EMTN, 5.250%, 3/17/2055, (EUR)	$8,703,998
5,250,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	5,620,886
4,350,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	5,722,342
31,690,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	29,058,350
18,600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	17,904,541
3,346,000	Verizon New England, Inc., 7.875%, 11/15/2029	4,378,315
2,080,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	2,325,975

		657,805,905

	Total Non-Convertible Bonds (Identified Cost $12,401,835,905)	12,470,199,364

Convertible Bonds – 5.4%
	Chemicals – 0.0%
4,305,000	RPM International, Inc., 2.250%, 12/15/2020	5,018,016

	Communications – 0.2%
14,855,000	Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(d)	26,961,825

	Construction Machinery – 0.1%
16,727,000	Trinity Industries, Inc., 3.875%, 6/01/2036	21,975,096

	Consumer Products – 0.2%
13,670,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044, 144A	13,900,681
20,848,000	Jarden Corp., 1.125%, 3/15/2034, 144A	23,362,790

		37,263,471

	Energy – 0.5%
55,682,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	50,009,396
36,835,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	35,775,994
11,576,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	11,561,530

		97,346,920

	Finance Companies – 0.0%
5,025,000	Jefferies Group LLC, 3.875%, 11/01/2029	5,191,453

	Healthcare – 0.4%
15,025,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(i)	16,734,094

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
		Healthcare – continued
$3,780,000		Omnicare, Inc., 3.250%, 12/15/2035	$4,372,988
20,495,000		Omnicare, Inc., 3.750%, 12/15/2025	56,540,581

			77,647,663

		Home Construction – 0.7%
19,486,000		KB Home, 1.375%, 2/01/2019	19,315,497
52,005,000		Lennar Corp., 3.250%, 11/15/2021, 144A	100,889,700
9,592,000		Ryland Group, Inc. (The), 0.250%, 6/01/2019	8,878,595

			129,083,792

		Pharmaceuticals – 0.0%
1,195,000		BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	1,404,872
1,655,000		BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	2,028,409
1,810,000		Illumina, Inc., 0.250%, 3/15/2016	3,998,969

			7,432,250

		Property & Casualty Insurance – 0.5%
72,915,000		Old Republic International Corp., 3.750%, 3/15/2018	84,490,256

		REITs - Mortgage – 0.0%
1,175,000		iStar Financial, Inc., 3.000%, 11/15/2016	1,485,641

		REITs - Warehouse/Industrials – 0.1%
19,445,000		ProLogis LP, 3.250%, 3/15/2015	21,608,256

		Technology – 2.7%
7,680,000	(††††)	Alcatel-Lucent, Series ALU, 0.125%, 1/30/2020, (EUR)	38,057,374
61,810,000		Ciena Corp., 0.875%, 6/15/2017	61,230,531
7,185,000		Ciena Corp., 3.750%, 10/15/2018, 144A	8,895,928
6,075,000		Ciena Corp., 4.000%, 3/15/2015, 144A	6,299,016
2,429,000		Intel Corp., 3.482%, 12/15/2035(b)	3,191,099
205,005,000		Intel Corp., 3.250%, 8/01/2039	356,452,444
11,570,000		JDS Uniphase Corp., 0.625%, 8/15/2033	12,220,812
1,055,000		Lam Research Corp., Series B, 1.250%, 5/15/2018	1,491,506
5,582,928		Liberty Media LLC, 3.500%, 1/15/2031	5,035,930

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Technology – continued
$22,834,000	Nuance Communications, Inc., 2.750%, 11/01/2031	$22,762,644

		515,637,284

	Total Convertible Bonds (Identified Cost $736,130,109)	1,031,141,923

Municipals – 0.8%
	District of Columbia – 0.0%
3,850,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	5,364,282

	Illinois – 0.2%
47,285,000	State of Illinois, 5.100%, 6/01/2033	46,939,347

	Michigan – 0.1%
12,400,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	10,733,688

	Virginia – 0.5%
123,115,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	92,493,837

	Total Municipals (Identified Cost $175,905,726)	155,531,154

	Total Bonds and Notes (Identified Cost $13,313,871,740)	13,656,872,441

Loan Participations – 0.1%
	ABS Other – 0.1%
14,650,049	Rise Ltd., Series 2014-1, Class B, 6.500%, 2/15/2039(b)(d)(j)
	(Identified Cost $14,759,925)	14,723,300

Senior Loans – 2.7%
	Automotive – 0.2%
22,305,340	IBC Capital Ltd., 1st Lien Term Loan, 4.750%, 9/09/2021(b)	22,184,445
5,948,124	IBC Capital Ltd., 2nd Lien Term Loan, 8.000%, 9/09/2022(b)	5,918,384

		28,102,829

	Chemicals – 0.3%
4,789,180	Ascend Performance Materials LLC, Term Loan B, 6.750%, 4/10/2018(b)	4,346,181
5,674,460	Emerald Performance Materials LLC, New 1st Lien Term Loan, 4.500%, 8/01/2021(b)	5,532,599
6,147,386	Emerald Performance Materials LLC, New 2nd Lien Term Loan, 7.750%, 8/01/2022(b)	5,966,837

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
Chemicals – continued
$31,355,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.500%, 12/20/2020(b)	$31,198,225

		47,043,842

	Construction Machinery – 0.4%
29,021,424	Neff Rental LLC, 2nd Lien Term Loan, 7.250%, 6/09/2021(b)	29,021,424
44,561,531	Onsite U.S. Finco LLC, Term Loan, 5.500%, 7/30/2021(b)	43,893,108

		72,914,532

	Consumer Cyclical Services – 0.4%
43,000,000	SourceHov LLC, 2014 1st Lien Term Loan, 7.750%, 10/31/2019(b)	41,710,000
43,000,000	SourceHov LLC, 2014 2nd Lien Term Loan, 11.500%, 4/30/2020(b)	40,957,500

		82,667,500

	Consumer Products – 0.1%
14,544,192	Visant Corp., New Term Loan, 7.000%, 9/23/2021(b)	14,107,867

	Diversified Manufacturing – 0.0%
6,385,000	Ameriforge Group, Inc., 2nd Lien Term Loan, 8.750%, 12/19/2020(b)	6,253,341

	Finance Companies – 0.4%
64,072,967	iStar Financial, Inc., Add on Term Loan A2, 7.000%, 3/19/2017(b)	65,995,156

	Media Entertainment – 0.0%
6,973,212	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(b)	5,554,163

	Natural Gas – 0.0%
7,790,850	Southcross Holdings Borrower LP, Term Loan B, 6.000%, 8/04/2021(b)	6,894,902

	Oil Field Services – 0.0%
2,618,182	FTS International, Inc., New Term Loan B, 5.750%, 4/16/2021(b)	2,055,273

	Other Utility – 0.0%
1,298,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	1,252,570

	Retailers – 0.1%
14,263,933	J.C. Penney Corp., Inc., New Term Loan, 5.000%, 6/20/2019(b)	13,679,112
2,970,000	Toys ‘R’ Us Property Co. I LLC, New Term Loan B, 6.000%, 8/21/2019(b)	2,828,004

		16,507,116

	Supermarkets – 0.3%
28,622,449	Albertson’s Holdings LLC, Term Loan B4, 4.500%, 8/25/2021(b)	28,592,682

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
Supermarkets – continued
$18,085,473	New Albertson’s, Inc., Term Loan, 4.750%, 6/27/2021(b)	$17,735,157
13,626,523	Supervalu, Inc., Refi Term Loan B, 4.500%, 3/21/2019(b)	13,361,623

		59,689,462

	Technology – 0.0%
4,070,400	Aptean, Inc., 2nd Lien Term Loan, 8.500%, 2/26/2021(b)	3,866,880
5,000,000	IQOR U.S., Inc., 2nd Lien Term Loan, 9.750%, 4/01/2022(b)	4,550,000

		8,416,880

	Transportation Services – 0.0%
4,397,618	OSG Bulk Ships, Inc., Exit Term Loan, 5.250%, 8/05/2019(b)	4,276,684

	Wirelines – 0.5%
17,481,241	Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 6/06/2019(b)	17,445,405
5,685,000	Integra Telecom, Inc., 2nd Lien Term Loan, 2/21/2020(k)	5,635,256
23,396,667	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/21/2020(b)	23,191,946
1,672,963	LTS Buyer LLC, 2nd Lien Term Loan, 8.000%, 4/12/2021(b)	1,641,594
39,062,000	Sable International Finance Ltd., Unsecured Term Loan, 11/06/2016(k)	38,866,690

		86,780,891

	Total Senior Loans (Identified Cost $510,358,328)	508,513,008

Shares
Common Stocks – 21.8%
	Airlines – 0.0%
38,455	United Continental Holdings, Inc.(g)	2,572,255

	Automobiles – 1.9%
15,608,933	Ford Motor Co.	241,938,462
3,379,086	General Motors Co.	117,963,892

		359,902,354

	Banks – 0.4%
3,979,932	Bank of America Corp.	71,200,983

	Chemicals – 2.8%
1,364,851	Dow Chemical Co. (The)	62,250,854
2,000,000	PPG Industries, Inc.	462,300,000

		524,550,854

	Containers & Packaging – 0.1%
460,656	Owens-Illinois, Inc.(g)	12,433,105

	Diversified Telecommunication Services – 1.7%
283,397	Hawaiian Telcom Holdco, Inc.(g)	7,813,255

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Telecommunication Services – continued
323,886	Level 3 Communications, Inc.(g)	$15,993,491
3,346,339	Telecom Italia SpA, Sponsored ADR	27,808,077
19,550,590	Telefonica S.A., Sponsored ADR	277,813,884

		329,428,707

	Electric Utilities – 0.0%
94,166	Duke Energy Corp.	7,866,628

	Electronic Equipment, Instruments & Components – 3.9%
32,000,000	Corning, Inc.	733,760,000

	Food Products – 0.5%
2,309,175	ConAgra Foods, Inc.	83,776,869

	Household Durables – 0.2%
477,725	KB Home	7,906,349
549,450	Lennar Corp., Class A	24,620,854

		32,527,203

	Insurance – 0.7%
1,510,275	Prudential Financial, Inc.	136,619,476

	IT Services – 1.7%
2,000,000	International Business Machines Corp.	320,880,000

	Multi-Utilities – 0.0%
73,618	CMS Energy Corp.	2,558,226

	Oil, Gas & Consumable Fuels – 1.4%
846,398	Chesapeake Energy Corp.	16,564,009
5,351,804	Repsol YPF S.A., Sponsored ADR	99,436,518
2,134,173	Royal Dutch Shell PLC, ADR	142,882,882
141,249	Spectra Energy Corp.	5,127,339

		264,010,748

	Pharmaceuticals – 2.7%
8,514,190	Bristol-Myers Squibb Co.	502,592,636
2,288	Teva Pharmaceutical Industries Ltd., Sponsored ADR	131,583

		502,724,219

	REITs - Apartments – 0.3%
290,904	Apartment Investment & Management Co., Class A	10,807,084
889,730	Associated Estates Realty Corp.	20,650,633
460,000	Equity Residential	33,046,400

		64,504,117

	REITs - Regional Malls – 0.1%
123,159	Simon Property Group, Inc.	22,428,485

	REITs - Shopping Centers – 0.0%
201,557	DDR Corp.	3,700,587
61,579	Washington Prime Group, Inc.	1,060,390

		4,760,977

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 3.3%
17,300,541	Intel Corp.	$627,836,633

	Trading Companies & Distributors – 0.1%
176,859	United Rentals, Inc.(g)	18,041,387

	Total Common Stocks (Identified Cost $2,792,222,581)	4,122,383,226

Preferred Stocks – 1.9%
Convertible Preferred Stocks – 1.4%
	Banking – 0.2%
19,062	Bank of America Corp., Series L, 7.250%	22,168,534
8,533	Wells Fargo & Co., Series L, Class A, 7.500%	10,290,798

		32,459,332

	Communications – 0.0%
10,363	Cincinnati Bell, Inc., 6.750%	510,274

	Energy – 0.4%
167,486	Chesapeake Energy Corp., 4.500%(c)	15,230,758
98,810	Chesapeake Energy Corp., 5.000%(c)	9,343,721
29,335	Chesapeake Energy Corp., Series A, 5.750%, 144A(c)	30,031,706
242,297	El Paso Energy Capital Trust I, 4.750%	14,692,890
85,072	SandRidge Energy, Inc., 7.000%	3,487,952
99,800	SandRidge Energy, Inc., 8.500%(c)	4,160,413

		76,947,440

	Metals & Mining – 0.5%
150,100	Alcoa, Inc., Series 1, 5.375%	7,572,545
4,549,323	ArcelorMittal, 6.000%	78,703,288
250,639	Cliffs Natural Resources, Inc., 7.000%	1,679,281

		87,955,114

	Natural Gas – 0.1%
380,577	AES Trust III, 6.750%	19,367,564

	REITs - Diversified – 0.1%
29,153	Crown Castle International Corp., Series A, 4.500%	3,002,467
391,776	Weyerhaeuser Co., Series A, 6.375%	22,605,475

		25,607,942

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stocks – continued
	REITs - Health Care – 0.0%
116,700	Health Care REIT, Inc., Series I, 6.500%	$7,684,695

	REITs - Hotels – 0.0%
166,245	FelCor Lodging Trust, Inc., Series A, 1.950%	4,245,897

	REITs - Mortgage – 0.1%
147,595	iStar Financial, Inc., Series J, 4.500%(c)	8,725,817

	Total Convertible Preferred Stocks (Identified Cost $270,263,859)	263,504,075

Non-Convertible Preferred Stocks – 0.5%
	Banking – 0.3%
45,861	Ally Financial, Inc., Series G, 7.000%, 144A	45,842,371
35,000	Bank of America Corp., 6.375%	885,150
389,800	Countrywide Capital IV, 6.750%	9,877,532

		56,605,053

	Electric – 0.0%
393	Entergy New Orleans, Inc., 4.750%(c)	41,462

	Finance Companies – 0.0%
39,200	iStar Financial, Inc., Series E, 7.875%	968,240
39,300	iStar Financial, Inc., Series F, 7.800%	968,745
10,425	iStar Financial, Inc., Series G, 7.650%	252,806
101,175	SLM Corp., Series A, 6.970%	4,989,951

		7,179,742

	Government Sponsored – 0.2%
26,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A(c)(i)	26,650,000

	Home Construction – 0.0%
208,246	Hovnanian Enterprises, Inc., 7.625%(g)	3,173,669

	REITs - Office Property – 0.0%
1,596	Highwoods Properties, Inc., Series A, 8.625%	1,945,624

	REITs - Warehouse/Industrials – 0.0%
116,192	ProLogis, Inc., Series Q, 8.540%(c)	7,160,332

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – continued
	Total Non-Convertible Preferred Stocks (Identified Cost $63,496,051)	102,755,882

	Total Preferred Stocks (Identified Cost $333,759,910)	366,259,957

Closed-End Investment Companies – 0.0%
681,131	NexPoint Credit Strategies Fund (Identified Cost $10,230,352)	$7,649,101

Principal Amount (‡)
Short-Term Investments – 0.7%
$1,473,271	Repurchase Agreement with State Street Bank and Trust Company, dated 12/31/2014 at 0.000% to be repurchased at $1,473,271 on 1/02/2015 collateralized by $1,488,100 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $1,502,831 including accrued interest(l)	1,473,271
132,992,735	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2014 at 0.010% to be repurchased at $132,992,809 on 1/02/2015 collateralized by $132,025,000 U.S. Treasury Note, 2.375% due 8/15/2024 valued at $135,655,688 including accrued interest(l)	132,992,735

	Total Short-Term Investments (Identified Cost $134,466,006)	134,466,006

	Total Investments – 99.2% (Identified Cost $17,109,668,842)(a)	18,810,867,039
	Other assets less liabilities – 0.8%	149,159,708

	Net Assets – 100.0%	$18,960,026,747

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(††††)	Amount shown represents units. One unit represents a principal amount of 4.02.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2014, the net unrealized appreciation on investments based on a cost of $17,143,326,716 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,643,003,883
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(975,463,560)

Net unrealized appreciation	$1,667,540,323

(b)	Variable rate security. Rate as of December 31, 2014 is disclosed.
(c)	Fair valued by the Fund’s adviser or deemed to be fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2014, the value of these securities amounted to $212,690,240 or 1.1% of net assets.
(d)	Illiquid security. At December 31, 2014, the value of these securities amounted to $308,339,751 or 1.6% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(e)	Perpetual bond with no specified maturity date.
(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended December 31, 2014, the issuer has not paid out any interest payments.
(g)	Non-income producing security.
(h)	Maturity has been extended under the terms of a plan of reorganization.
(i)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.

(j)	The Fund may invest in loans to corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan.
(k)	Position is unsettled. Contract rate was not determined at December 31, 2014 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(l)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the value of Rule 144A holdings amounted to $3,112,640,430 or 16.4% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$71,177,326	(b)	$71,177,326
Airlines	—	303,049,590	232,401,949	(a)	535,451,539
Banking	—	1,321,709,966	158,575,550	(a)	1,480,285,516
Finance Companies	2,364,383	977,912,492	—		980,276,875
Retailers	—	106,406,535	11,311,761	(b)	117,718,296
Transportation Services	—	18,746,659	28,856,944	(b)	47,603,603
All Other Non-Convertible Bonds*	—	9,237,686,209	—		9,237,686,209

Total Non-Convertible Bonds	2,364,383	11,965,511,451	502,323,530		12,470,199,364

Convertible Bonds*	—	1,031,141,923	—		1,031,141,923
Municipals*	—	155,531,154	—		155,531,154

Total Bonds and Notes	2,364,383	13,152,184,528	502,323,530		13,656,872,441

Loan Participations	—	—	14,723,300	(a)	14,723,300
Senior Loans*	—	508,513,008	—		508,513,008
Common Stocks*	4,122,383,226	—	—		4,122,383,226
Preferred Stocks
Convertible Preferred Stocks
Energy	14,692,890	58,766,598	3,487,952	(a)	76,947,440
REITs - Mortgage	—	8,725,817	—		8,725,817
All Other Convertible Preferred Stocks*	177,830,818	—	—		177,830,818

Total Convertible Preferred Stocks	192,523,708	67,492,415	3,487,952		263,504,075

Non-Convertible Preferred Stocks
Electric	—	41,462	—		41,462
Government Sponsored	—	26,650,000	—		26,650,000
REITs - Office Property	—	1,945,624	—		1,945,624
REITs - Warehouse/Industrials	—	7,160,332	—		7,160,332
All Other Non-Convertible Preferred Stocks*	66,958,464	—	—		66,958,464

Total Non-Convertible Preferred Stocks	66,958,464	35,797,418	—		102,755,882

Total Preferred Stocks	259,482,172	103,289,833	3,487,952		366,259,957

Closed-End Investment Companies	7,649,101	—	—		7,649,101
Short-Term Investments	—	134,466,006	—		134,466,006

Total Investments	4,391,878,882	13,898,453,375	520,534,782		18,810,867,039

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser.

Preferred stocks valued at $27,906,001 were transferred from Level 1 to Level 2 during the period ended December 31, 2014. At December 31, 2013, these securities were valued at the last sale price in accordance with the Fund’s valuation policies. At December 31, 2014, these securities were fair valued on the basis of evaluated bids furnished to the Fund as an independent pricing service did not provide a reliable price for the securities.

A preferred stock valued at $466,429 was transferred from Level 2 to Level 1 during the period ended December 31, 2014. At December 31, 2013, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. At December 31, 2014, this security was valued at the last sale price in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

The Fund’s pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management and the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ investment adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2014 and/or December 31, 2014:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2014
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$—	$—	$71,177,326	$—	$—	$—	$71,177,326	$—
Airlines	270,539,686	63,923	132,649	(4,613,404)	10,156,025	(43,876,930)	—	—	232,401,949	(3,420,020)
Banking	162,624,689	—	—	(4,049,139)	—	—	—	—	158,575,550	(4,049,139)
Metals & Mining	8,350,160	41,591	2,237	2,687,201	—	(11,081,189)	—	—	—	—
Retailers	11,232,004	8,978	—	70,779	—	—	—	—	11,311,761	70,779
Transportation Services	29,689,394	—	103,478	(118,386)	—	(817,542)	—	—	28,856,944	—
Convertible Bonds
Wirelines	53,861	—	(21,838)	17,377	—	(49,400)	—	—	—	—
Loan Participations
ABS Other	15,059,064	—	(1,811)	(92,468)	—	(241,485)	—	—	14,723,300	(91,562)
Preferred Stocks
Convertible Preferred Stocks
Energy	—	—	—	(4,125,210)	339,015	—	7,274,147	—	3,487,952	(4,125,210)

Total	$497,548,858	$114,492	$214,715	$(10,223,250)	$81,672,366	$(56,066,546)	$7,274,147	$—	$520,534,782	$(11,615,152)

A preferred stock valued at $7,274,147 was transferred from Level 1 to Level 3 during the period ended December 31, 2014. At December 31, 2013, this security was valued at the last sale price in accordance with the Fund’s valuation policies. At December 31, 2014, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2014 (Unaudited)

Treasuries	19.0%
Banking	8.3
Finance Companies	5.6
Technology	4.4
Chemicals	4.4
Wirelines	4.0
Electronic Equipment, Instruments & Components	3.9
Healthcare	3.3
Semiconductors & Semiconductor Equipment	3.3
Airlines	2.8
Pharmaceuticals	2.7
Electric	2.1
Metals & Mining	2.0
Other Investments, less than 2% each	32.7
Short-Term Investments	0.7

Total Investments	99.2
Other assets less liabilities	0.8

Net Assets	100.0%

Currency Exposure Summary at December 31, 2014 (Unaudited)

United States Dollar	76.9%
Canadian Dollar	6.1
New Zealand Dollar	4.3
Mexican Peso	3.7
Australian Dollar	3.1
Other, less than 2% each	5.1

Total Investments	99.2
Other assets less liabilities	0.8

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2014 (Unaudited)

Loomis Sayles Value Fund

Shares	Description	Value (†)
Common Stocks – 98.6% of Net Assets
	Aerospace & Defense – 3.1%
280,971	Honeywell International, Inc.	$28,074,622
222,531	Northrop Grumman Corp.	32,798,844

		60,873,466

	Automobiles – 1.2%
696,151	General Motors Co.	24,302,631

	Banks – 12.0%
2,474,276	Bank of America Corp.	44,264,798
735,960	Citigroup, Inc.	39,822,796
1,560,488	Fifth Third Bancorp	31,794,943
829,774	JPMorgan Chase & Co.	51,927,257
321,287	PNC Financial Services Group, Inc. (The)	29,311,013
746,059	Wells Fargo & Co.	40,898,954

		238,019,761

	Beverages – 1.2%
260,024	PepsiCo, Inc.	24,587,869

	Capital Markets – 4.5%
231,762	Ameriprise Financial, Inc.	30,650,524
415,708	Legg Mason, Inc.	22,186,336
454,646	State Street Corp.	35,689,711

		88,526,571

	Chemicals – 1.5%
391,642	E.I. du Pont de Nemours & Co.	28,958,009

	Communications Equipment – 2.6%
942,233	Cisco Systems, Inc.	26,208,211
378,075	Motorola Solutions, Inc.	25,361,271

		51,569,482

	Construction Materials – 1.2%
377,434	Vulcan Materials Co.	24,808,737

	Consumer Finance – 1.5%
467,779	Discover Financial Services	30,634,847

	Containers & Packaging – 1.5%
714,690	Sealed Air Corp.	30,324,297

	Diversified Telecommunication Services – 1.2%
524,786	Verizon Communications, Inc.	24,549,489

	Electric Utilities – 1.2%
216,397	NextEra Energy, Inc.	23,000,837

	Electrical Equipment – 1.3%
394,901	Eaton Corp. PLC	26,837,472

Shares	Description	Value (†)
Common Stocks – continued
	Electronic Equipment, Instruments & Components – 1.1%
938,260	Knowles Corp.(b)	$22,096,023

	Energy Equipment & Services – 2.0%
346,711	National Oilwell Varco, Inc.	22,719,972
192,598	Schlumberger Ltd.	16,449,795

		39,169,767

	Food & Staples Retailing – 1.3%
258,603	CVS Health Corp.	24,906,055

	Food Products – 1.3%
704,957	Mondelez International, Inc., Class A	25,607,563

	Health Care Equipment & Supplies – 1.6%
315,398	Covidien PLC	32,258,907

	Health Care Providers & Services – 4.2%
246,432	Express Scripts Holding Co.(b)	20,865,397
278,497	HCA Holdings, Inc.(b)	20,438,895
408,183	UnitedHealth Group, Inc.	41,263,220

		82,567,512

	Independent Power & Renewable Electricity Producers – 1.0%
854,556	Calpine Corp.(b)	18,911,324

	Insurance – 7.0%
568,715	American International Group, Inc.	31,853,727
788,129	FNF Group	27,151,044
575,506	MetLife, Inc.	31,129,120
211,570	Travelers Cos., Inc. (The)	22,394,684
778,950	Unum Group	27,169,776

		139,698,351

	Internet & Catalog Retail – 1.3%
907,034	Liberty Interactive Corp., Class A(b)	26,684,940

	Internet Software & Services – 1.1%
458,094	AOL, Inc.(b)	21,150,200

	Machinery – 4.1%
199,106	Deere & Co.	17,614,908
324,241	Illinois Tool Works, Inc.	30,705,623
321,186	Ingersoll-Rand PLC	20,359,980
440,025	Terex Corp.	12,267,897

		80,948,408

	Media – 5.4%
546,440	Comcast Corp., Class A	31,698,984
431,783	Liberty Global PLC, Class A(b)	21,677,666
385,015	Omnicom Group, Inc.	29,827,112
330,645	Viacom, Inc., Class B	24,881,036

		108,084,798

	Multi-Utilities – 1.1%
396,190	PG&E Corp.	21,093,156

Shares	Description	Value (†)
Common Stocks – continued
	Multiline Retail – 0.9%
238,538	Family Dollar Stores, Inc.	$18,894,595

	Oil, Gas & Consumable Fuels – 7.5%
332,527	Chevron Corp.	37,302,879
695,364	Cobalt International Energy, Inc.(b)	6,181,786
251,788	Hess Corp.	18,586,990
852,491	Marathon Oil Corp.	24,116,970
433,404	Noble Energy, Inc.	20,556,352
361,611	Royal Dutch Shell PLC, ADR	24,209,857
370,174	Valero Energy Corp.	18,323,613

		149,278,447

	Pharmaceuticals – 10.4%
78,256	Actavis PLC(b)	20,143,877
344,633	Bristol-Myers Squibb Co.	20,343,686
505,508	Eli Lilly & Co.	34,874,997
522,561	Merck & Co., Inc.	29,676,239
1,447,651	Pfizer, Inc.	45,094,328
690,347	Sanofi, ADR	31,486,727
444,247	Teva Pharmaceutical Industries Ltd., Sponsored ADR	25,548,645

		207,168,499

	REITs - Diversified – 1.3%
699,602	Weyerhaeuser Co.	25,108,716

	Road & Rail – 1.5%
264,673	Norfolk Southern Corp.	29,010,808

	Software – 3.6%
828,105	Microsoft Corp.	38,465,477
1,289,333	Symantec Corp.	33,077,838

		71,543,315

	Specialty Retail – 2.1%
268,100	AutoNation, Inc.(b)	16,195,921
383,317	Lowe’s Cos., Inc.	26,372,210

		42,568,131

	Technology Hardware, Storage & Peripherals – 2.5%
184,301	Apple, Inc.	20,343,145
957,214	EMC Corp.	28,467,544

		48,810,689

	Tobacco – 1.2%
281,805	Philip Morris International, Inc.	22,953,017

	Wireless Telecommunication Services – 1.1%
652,397	Vodafone Group PLC, Sponsored ADR	22,292,406

	Total Common Stocks (Identified Cost $1,444,865,461)	1,957,799,095

Principal Amount	Description	Value (†)
Short-Term Investments – 3.3%
$65,427,157	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2014 at 0.010% to be repurchased at $65,427,193 on 1/02/2015 collateralized by $56,200,000 U.S. Treasury Bond, 3.625% due 8/15/2043 valued at $66,737,500 including accrued interest(c) (Identified Cost $65,427,157)	$65,427,157

	Total Investments – 101.9% (Identified Cost $1,510,292,618)(a)	2,023,226,252
	Other assets less liabilities – (1.9)%	(37,419,174)

	Net Assets – 100.0%	$1,985,807,078

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2014, the net unrealized appreciation on investments based on a cost of $1,510,292,618 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$547,987,819
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(35,054,185)

Net unrealized appreciation	$512,933,634

(b)	Non-income producing security.

(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,957,799,095	$—	$—	$1,957,799,095
Short-Term Investments	—	65,427,157	—	65,427,157

Total	$1,957,799,095	$65,427,157	$—	$2,023,226,252

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2014, there were no transfers among Levels 1, 2 and 3.

Industry Summary at December 31, 2014 (Unaudited)

Banks	12.0%
Pharmaceuticals	10.4
Oil, Gas & Consumable Fuels	7.5
Insurance	7.0
Media	5.4
Capital Markets	4.5
Health Care Providers & Services	4.2
Machinery	4.1
Software	3.6
Aerospace & Defense	3.1
Communications Equipment	2.6
Technology Hardware, Storage & Peripherals	2.5
Specialty Retail	2.1
Energy Equipment & Services	2.0
Other Investments, less than 2% each	27.6
Short-Term Investments	3.3

Total Investments	101.9
Other assets less liabilities	(1.9)

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds II

By:	/s/ Robert J. Blanding
Name:	Robert J. Blanding
Title:	Chief Executive Officer
Date:	February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert J. Blanding
Name:	Robert J. Blanding
Title:	Chief Executive Officer
Date:	February 23, 2015

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	February 23, 2015